Registration No. 333-89488

& 811-21111

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒

THRIVENT VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registrant)

THRIVENT FINANCIAL FOR LUTHERANS

(Name of Depositor)

625 Fourth Avenue South, Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (612) 844-7215

NAME AND ADDRESS OF AGENT FOR SERVICE

James M. Odland

625 Fourth Avenue South

Minneapolis, Minnesota 55415

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2008 pursuant to paragraph (b) (1) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

Thrivent Financial for Lutherans

Let’s thrive

Flexible Premium Deferred

Variable Annuity

Prospectuses

April 30, 2008

Thrivent Variable Annuity Account I

Thrivent Series Fund, Inc.

Thrivent.com

THRIVENT VARIABLE ANNUITY ACCOUNT I

PROSPECTUS

FOR

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”) (form # W-BC-FPVA) offered by Thrivent Financial for Lutherans (“Thrivent Financial,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law. It also describes the flexible premium variable annuity contract we began offering in 2002 (the “Prior Contract”) (form # W-BB-FPVA) and which is being replaced by the Contract. Appendix B to the Prospectus describes the differences between the Contract and the Prior Contract.

We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the “Variable Account”), to Fixed Period Allocations or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Technology Portfolio

Thrivent Partner Healthcare Portfolio

(subadvised by Sectoral Asset Management, Inc.)

Thrivent Partner Natural Resources Portfolio

(subadvised by BlackRock Investment Management, LLC)

Thrivent Partner Emerging Markets Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited)

Thrivent Real Estate Securities Portfolio

Thrivent Partner Utilities Portfolio

(subadvised by BlackRock Investment Management, LLC)

Thrivent Partner Small Cap Growth Portfolio

(subadvised by Turner Investment Partners, Inc.)

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.)

Thrivent Partner International Stock Portfolio

(subadvised by Mercator Asset Management, LP and Principal Global Investors, LLC)

Thrivent Partner Socially Responsible Stock Portfolio

(subadvised by Calvert Asset Management Company, Inc. and Atlanta Capital Management Company, L.L.C.)

Thrivent Partner All Cap Growth Portfolio

(subadvised by Calamos Advisors LLC)

Thrivent Partner All Cap Value Portfolio

(subadvised by OppenheimerFunds, Inc.)

Thrivent Partner All Cap Portfolio

(subadvised by Pyramis Global Advisors, LLC)

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

(subadvised by Calvert Asset Management Company, Inc.)

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2008. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 54 of this Prospectus. Definitions of special terms used in this Prospectus follow the Table of Contents.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different. The Prospectus is valid only when accompanied or preceded by the current prospectus of Thrivent Series Fund, Inc.

The date of this Prospectus is April 30, 2008.

DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts, the Fixed Account, and Fixed Period Allocations on or before the Annuity Date.

Age. The Annuitant’s Issue Age increased by one on each Contract Anniversary.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application is signed.

Fixed Period Allocation. An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value Adjustment.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

General Account. The General Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account of Thrivent Financial.

Guaranteed Lifetime Withdrawal Benefit (GLWB). An optional rider that guarantees a minimum lifetime withdrawal amount even if the account is depleted.

Issue Age. The age of the Annuitant on his or her birthday nearest the Date of Issue.

Market Value Adjustment (MVA). A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered from Fixed Period Allocations, except that no adjustments will be applied to surrenders from a Fixed Period Allocation within 30 days before the end of its allocation period.

Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the Medallion Signature Guarantee Program provides that service.

MVA Account. Market Value Adjustment Account is the account to which an investment in the Fixed Period Allocation is made.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

DEFINITIONS

Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403, 408, or 408A or similar provisions of the Internal Revenue Code.

Return Protection Allocation (RPA). An optional benefit that allows you to allocate a set amount to an RP subaccount that guarantees a minimum Accumulated Value as guaranteed in your Contract for a duration of 7 or 10 years, depending upon your selection.

RP subaccount. A Subaccount that is chosen when implementing the Return Protection Allocation optional benefit. There are currently five subaccounts available for this optional benefit.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Treasury Rate. The weekly average of the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15. If this report is not available for any week, we will use the most recently reported week. If Treasury Rates are no longer available, we will use similar rates as approved by the insurance supervisory officials in the state in which the Contract was delivered.

Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

Valuation Period. The period of time from the determination of Accumulation and Annuity Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.

Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received in good order by Thrivent Financial.

FEE AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	7.00%[1]

Transfer Charge (after 12 free transfers per Contract Year)	$25[2]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Administrative Charge		$30	[3]
Annual Separate Account Expenses as a percentage of average Contract value	Contract Years
Maximum Mortality & Expense Risk Charge[4]	1-7	8+

Basic Death Benefit	1.25%	1.15%
Maximum Charges for Optional Benefit (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.20%	0.20%

Premium Accumulation Death Benefit (PADB)	0.40%	0.40%

Earnings Addition Death Benefit (EADB)	0.25%	0.25%

MADB and PADB	0.50%	0.50%

MADB and EADB	0.35%	0.35%

PADB and EADB	0.55%	0.55%

MADB and PADB and EADB	0.65%	0.65%

Basic Death Benefit and Return Protection Allocation (RPA)[5]	0.75%	0.75%

MADB and RPA[5]	0.95%	0.95%

GLWB Risk Charge[6]	1.25%	1.25%
Maximum Total Separate Account Expenses[7]	2.50%	2.40%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[8]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2007 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[9]
	Maximum	Minimum
(expenses that are deducted from Fund assets, including management fees, and other expenses):	1.80%	0.36%

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature and the corresponding range of portfolio options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits10

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,038	$1,680	$2,331	$4,161
Minimum Portfolio Expenses:	$904	$1,277	$1,656	$2,769
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,038	$1,680	$2,047	$4,161
Minimum Portfolio Expenses:	$904	$1,277	$1,351	$2,769
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$402	$1,217	$2,047	$4,161
Minimum Portfolio Expenses:	$259	$793	$1,351	$2,769

Example 2: Contract with the GLWB Rider11

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,005	$1,581	$2,167	$3,846
Minimum Portfolio Expenses:	$913	$1,303	$1,700	$2,859
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,005	$1,581	$1,878	$3,846
Minimum Portfolio Expenses:	$913	$1,303	$1,396	$2,859
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$366	$1,113	$1,878	$3,846
Minimum Portfolio Expenses:	$268	$820	$1,396	$2,859

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first seven Contract Years. The surrender charge is 7% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 8 and later. The surrender charge also will be deducted if the annuity payments begin during the first three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 An annual administrative charge of up to $30 may apply to some Contracts. This charge is waived if (a) the Accumulated Value of the Contract on the Contract Anniversary is at least $15,000, (b) the sum of premiums paid on, less all surrenders made from, the Contract is at least $15,000, or (c) the sum of premiums paid less all surrenders made during the Contract Year just ended is at least $2,400. See Charges and Deductions—Annual Administrative Charge.

4 The table shows the guaranteed maximum risk charges for Contract Years 1-7 and later. We currently expect the risk charge for Contract Years 8 and later to be 0.15% less than the guaranteed charge shown in the table. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

5 The amount shown is based on the guaranteed charge for the Return Protection Allocation. The current charge is 0.55%. We may change the current charge in the future, but it will never be greater than the guaranteed charge of 0.75%.

6 The amount shown is based on the guaranteed maximum charge for the GLWB Rider. The current charge is as follows: 0.85%, 0.55%, and 0.35% for the Moderately Aggressive, Moderate and Moderately Conservative Allocations, respectively.

7 The maximum total separate account expenses occur when the GLWB Rider is selected as an optional benefit.

8 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

9 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.35% to 1.50%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2007 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

10 For this example, the following assumptions are used: 0.65% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.36% to 1.80%.

11 For this example, the following assumptions are used: 1.25% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.72% to 0.81%.

SUMMARY

Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contracts.

We issue individual flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”). We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.

The minimum acceptable initial premium is $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contracts, but we may choose not to accept any additional premium less than $50.

Exchange Program. From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged for purposes of calculating surrender charges, if applicable.

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, the Fixed Account, or, if available, Fixed Period Allocations. Certain of the investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account or a Fixed Period Allocation depends upon the date of the allocation and the allocation period selected.

Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See The Contracts—Dollar Cost Averaging and The Contracts—Asset Rebalancing.

Free Look Period. You have the right to return the Contract within 10 days after you receive it. (Some states require a longer free look period).

Return Protection Allocations. Your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts (“RP Subaccounts”) for either a seven-year or ten-year period.

Guaranteed Lifetime Withdrawal Benefit (GLWB). For an additional charge, a rider is available that guarantees a minimum lifetime withdrawal amount even if the account is depleted. Once you begin receiving benefits under the GLWB, you may not make subsequent premium payments. No GLWB withdrawals can be made under the benefit until or after the

SUMMARY

Annuitant reaches Age 62. The GLWB Withdrawal Period must begin on the Annuity Date if an election is not made on or before the Annuity Date.

Surrenders. If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after making any Market Value Adjustment to amounts in Fixed Period Allocations and deducting any applicable surrender charge or taxes. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.

Transfers. On or before the Annuity Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to or from up to 40 Subaccounts, the Fixed Account, or Fixed Period Allocations. Transfers to and from the RP Subaccounts are subject to the requirements for Return Protection Allocations. You may request 12 free transfers per Contract Year. After the Annuity Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts up to 12 times per Contract Year. However, you may no longer transfer out of the Fixed Account after the Annuity Date. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract Year. See The Contracts—Transfers of Accumulated Value for more details, including the restrictions on transfers.

Death Benefits. The Contract offers a Basic Death Benefit if the Annuitant dies before the Annuity Date. In addition, for an additional charge, you may purchase any combination of three optional death benefit which may increase the death benefit if the Annuitant dies before the Annuity Date:

♦	the Maximum Anniversary Death Benefit;

♦	the Premium Accumulation Death Benefit; or

♦	the Earnings Addition Death Benefit.

These optional benefits are not available in all states.

These optional benefits are not available with the GLWB.

A GLWB Survivor Benefit is available if you purchase the GLWB. Under this benefit, a surviving beneficiary may elect to receive the GLWB benefits or the standard death benefits. See The Contracts—Guaranteed Lifetime Withdrawal Benefits (GLWB) Rider for more details.

See The Contracts—Death Benefit Before the Annuity Date and The Contracts—Optional Death Benefit.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more details.

Federal Tax Status

For a description of the federal income tax status of annuities, see Federal Tax Status—Taxation of Annuities in General. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix A.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established on May 9, 2002. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract and transfer the Contract’s Accumulated Value to up to 40 of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds;” which are comprised of investments in other Portfolios within the Fund. Portfolios have higher fees than the other Portfolios since they include a fee in addition to the fees of the underlying Portfolios themselves. The Subaccounts and the corresponding Portfolios are listed below. If you choose the Return Protection Allocation, or the Guaranteed Lifetime Withdrawal Benefit, you are limited in your investment options to the Thrivent Moderately Conservative Allocation, the Thrivent Moderate Allocation and the Thrivent Moderately Aggressive Allocation Subaccounts. See The Contracts—Return Protection Allocations and The Contracts—Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Subaccount	Thrivent Technology Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Natural Resources Subaccount	Thrivent Partner Natural Resources Portfolio
Thrivent Partner Emerging Markets Subaccount	Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Partner Utilities Subaccount	Thrivent Partner Utilities Portfolio
Thrivent Partner Small Cap Growth Subaccount	Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount	Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount II	Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Subaccount	Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Subaccount	Thrivent Partner International Stock Portfolio
Thrivent Partner Socially Responsible Stock Subaccount	Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner All Cap Growth Subaccount	Thrivent Partner All Cap Growth Portfolio
Thrivent Partner All Cap Value Subaccount	Thrivent Partner All Cap Value Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount II	Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Equity Income Plus Subaccount	Thrivent Equity Income Plus Portfolio
Thrivent Balanced Subaccount	Thrivent Balanced Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Partner Socially Responsible Bond Subaccount	Thrivent Partner Socially Responsible Bond Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount	Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio

INVESTMENT OPTIONS

Each of the Portfolios has an investment objective as described below:

Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Partner Healthcare Portfolio. To seek long-term capital growth.

Thrivent Partner Natural Resources Portfolio. To seek long-term capital growth.

Thrivent Partner Emerging Markets Portfolio. To seek long-term capital growth.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Thrivent Partner Utilities Portfolio. To seek capital appreciation and current income.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks and securities convertible into small company common stocks.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stock.

Thrivent Small Cap Index Portfolio. To strive for capital growth that tracks the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the Index.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Partner Mid Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

INVESTMENT OPTIONS

Thrivent Partner Worldwide Allocation Portfolio. To seek long-term capital growth.

Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Thrivent Partner Socially Responsible Stock Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Growth Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Value Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well established growth companies.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Large Cap Index Portfolio. To seek total returns that track the performance of the S&P 500* Index by investing primarily in common stocks of the Index.

Thrivent Equity Income Plus Portfolio. To seek income plus long-term capital growth.

Thrivent Balanced Portfolio. To seek long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities (“junk bonds”) which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Thrivent Diversified Income Plus Portfolio. To seek to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

Thrivent Partner Socially Responsible Bond Portfolio. To seek to maximize income.

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the

INVESTMENT OPTIONS

Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

* “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s 500”, “500”, “Standard & Poor’s SmallCap 600 Index”, “S&P SmallCap 600 Index”, “Standard & Poor’s MidCap 400 Index” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

INVESTMENT OPTIONS

We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund’s operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws;

♦	Changes in Federal income tax law;

♦	Changes in the investment management of the Fund, or

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, the Fixed Account, or a Fixed Period Allocation as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

INVESTMENT OPTIONS

Investment Management

We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:

Subadviser	Portfolio Name
Sectoral Asset Management, Inc.	Thrivent Partner Healthcare Portfolio
BlackRock Investment Management, LLC	Thrivent Partner Natural Resources Portfolio
Aberdeen Asset Management Investment Services Limited	Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Portfolio
BlackRock Investment Management, LLC	Thrivent Partner Utilities Portfolio
Turner Investment Partners, Inc.	Thrivent Partner Small Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Small Cap Value Portfolio
Goldman Sachs Asset Management, L.P.	Thrivent Partner Mid Cap Value Portfolio
Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.	Thrivent Partner Worldwide Allocation Portfolio
Mercator Asset Management, LP and Principal Global Investors, LLC	Thrivent Partner International Stock Portfolio
Calvert Asset Management Company, Inc. and Atlanta Capital Management Company, L.L.C.	Thrivent Partner Socially Responsible Stock Portfolio
Calamos Advisors LLC	Thrivent Partner All Cap Growth Portfolio
OppenheimerFunds, Inc.	Thrivent Partner All Cap Value Portfolio
Pyramis Global Advisors, LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
Calvert Asset Management Company, Inc.	Thrivent Partner Socially Responsible Bond Portfolio

The Fund pays each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we also may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment

INVESTMENT OPTIONS

conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under that Act if registration is no longer required, or combined with other separate accounts of ours.

Fixed Account

On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. After the Annuity Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest rate credited for a Contract without any optional death benefits. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. The last-in, first-out accounting method will be used for partial surrenders, transfers, annual administrative charges, and transfer charges.

Fixed Period Allocations and the Market Value Adjustment Account

You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Period Allocations. Fixed Period Allocations are invested in a non-unitized separate investment account of ours, the Market Value Adjustment Account (“MVA Account”). Each such allocation or transfer must be at least $1,000 and will be a separate Fixed Period Allocation. For each amount allocated or transferred to a Fixed Period Allocation, you select an allocation period then offered by us. We may not offer any Fixed Period Allocations during some periods of time. The interest rate that applies to a Fixed Period Allocation depends upon the date of the allocation and the duration selected. Interest will be credited on Fixed Period Allocations from the date of allocation or transfer and will be guaranteed for the entire period. Interest will be compounded daily and the effective annual interest rate will never be less than the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Accumulated Value which is surrendered from a Fixed Period Allocation more than 30 days before the end of its allocation period is subject to a Market Value Adjustment (“MVA”).

At the end of an allocation period for a Fixed Period Allocation, if the amount allocated to that Fixed Period Allocation is at least $1,000, it will be applied on the expiration date as a new Fixed Period Allocation, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The allocation period will be the same as for the period just ended, provided that the period does not extend beyond the Annuity Date and that it is still offered by us. Otherwise, the allocation period will be the longest period then offered by us that does not extend beyond the Annuity Date. If the amount of the allocation is less than $1,000 or if all allocation periods then offered would extend beyond the Annuity Date, the amount of that Fixed Period Allocation will be transferred to the Thrivent Money Market Subaccount. We will notify you at least 30 days before the end of an allocation period for a Fixed Period Allocation. The first-in first-out accounting method will be used for surrenders and transfers from Fixed Period Allocations.

INVESTMENT OPTIONS

Market Value Adjustment

A MVA will apply to any portion of an amount in a Fixed Period Allocation that is surrendered more than 30 days before the end of its allocation period. The adjustment may increase or decrease the amount surrendered. The adjustment is determined by multiplying the total amount surrendered times:

(n/12) [(1 + i)/(1 + j + .0025)] -1

where:

i is the Treasury Rate for the week prior to the date of allocation for a maturity equal to the Fixed Period Allocation from which the surrender is made;

j is the Treasury Rate for the week prior to the date of surrender for a maturity equal to the number of whole months remaining in that allocation period, but if fewer than 12 months remain, we will use the Treasury Rate for a maturity of one year; and

n is the whole number of months remaining in that allocation period.

If a Treasury Rate is not available for a maturity of “n” months, then “j” will be determined by linear interpolation of rates for maturity periods closest to n months. If Treasury Rates are no longer available, we will use similar rates as approved by the Insurance Department of the state in which your Contract was issued.

MVAs will be applied before any surrender charges. We guarantee that MVAs will not reduce interest earned on amounts allocated to Fixed Period Allocations to less than an effective annual rate, compounded daily, equal to the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Any increase in accumulated value to effect this guarantee will be calculated upon a total transfer or surrender from all Fixed Period Allocations. This increase will be transferred to the Thrivent Money Market Subaccount for any such transfer or will be included in the surrender amount for any such surrender. For any surrender after which there remains accumulated value in any Fixed Period Allocation, the full MVA will be applied.

As an example to illustrate the operation of the MVA formula, assume that a net withdrawal of $20,000 is requested from a seven-year Fixed Period Allocation with 60 months remaining in the Fixed Period Allocation. Assume also that the seven-year Treasury Rate for the week prior to the date you made an allocation to that seven-year Fixed Period Allocation was 9% and the five-year Treasury Rate for the week prior to the date of surrender or transfer of that seven-year Fixed Allocation Period is 9.25%. Under the formula, “i” is equal to 9%, “j” is equal to 9.25%, and “n” is equal to 60. To calculate the MVA, we divide the sum of 1.00 and “i”, 1.09, by the sum of 1.00 and “j” and .0025, or 1.095. The resulting figure, .995434, is then taken to the fifth, or “n”/12th power. From this amount, .977377, 1 is subtracted and the resulting figure, -.022623, is multiplied by an amount ($20,463) that will net $20,000 after application of the MVA of -$463. Since this figure is a negative number, the amount is subtracted from the remaining Fixed Period Allocation value. If “j” had been 8% instead of 9.25%, the MVA would have been +$678, which amount would have been added to the remaining Fixed Period Allocation value.

Additional Information about the Fixed Account and the MVA Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account and the MVA Account have not been registered under the Securities Act of 1933 (“1933 Act”), and neither the Fixed Account nor the MVA Account is registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, the MVA Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940

INVESTMENT OPTIONS

Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account or the MVA Account. Contract Owners have no voting rights in the Variable Account with respect to Fixed Account or Fixed Period Allocation values.

THE CONTRACT

Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Mgt. Contracts are offered to members and people eligible for membership. In your application you select the features of your Contract, including:

♦

The amount of your initial premium. This premium must be at least $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established.

♦

How you want your premiums allocated among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations. We reserve the right to limit the number of allocations to subaccounts to no more than 40.

♦	Whether you allocate any premium to a Return Protection Allocation.

♦	The death benefit options which you want.

♦

The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant. Premium amounts greater than $1 million will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $5 million.

From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged for purposes of calculating surrender charges, if applicable.

Processing Your Application

We will process your application when we receive it. Your Contract’s Date of Issue is the date you sign the application. If we determine that your application is in good order, we will approve it within two days after we receive it. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and we will return the initial premium to you unless you specifically consent to our keeping it until the application is complete.

Allocation of Premiums

At the end of the Valuation Period during which we approve your application, we will allocate your initial premium among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.

You may allocate to up to 40 subaccounts. The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or by telephone if you have that authorization. Unless specifically designated otherwise, any change will apply to all future premiums unless you request another change.

If you add the GLWB Rider, you must allocate 100% of the Accumulated Value to one eligible Subaccount

THE CONTRACT

(see GLWB Rider). Premiums may only be paid during the GLWB Waiting period. We must approve any such allocation with less than $25,000 of Accumulated Value.

The minimum you may allocate to a Fixed Period Allocation is $1,000. If you allocate an amount less than $1,000 to a Fixed Period Allocation, we will allocate that amount to the Thrivent Money Market Subaccount.

The minimum you may allocate to an RP subaccount is $10,000. If you allocate an amount less than $10,000 to an RP subaccount, we will allocate that amount to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount for which the allocation was intended. If you allocate an amount greater than $10,000 to an RP subaccount and do not provide the full amount of the allocation with your application, we will allocate the partial amount received that you designate for an RP subaccount to the corresponding asset allocation Subaccount. Once the full amount is received, you can request to add the Return Protection Allocation and transfer the amount to the RP subaccount by submitting a signed Thrivent Financial Return Protection Allocation Request to our Service Center. The Return Protection Allocation will not be added until we receive your request at our Service Center in good order.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period

After you receive your Contract, you have a “free look” period of 10 calendar days (some states require a longer free look period, which will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning the Contract and providing Written Notice of cancellation to our Service Center or a financial representative. Once we receive the Contract and notice of cancellation, we will cancel the Contract and refund to you an amount equal to the Accumulated Value. The Accumulated Value may be more or less than your premium payment depending upon the investment performance. This means you bear the risk of any decline in your Accumulated Value until we receive your Contract and notice of cancellation. However, in certain states we must return your premium payment, if greater.

In addition to the “free look” period described, if your Contract is an IRA and you revoke it within 7 days after initially receiving the IRA disclosure, we will refund all premiums that you have paid regardless of the state in which the Contract was issued.

Accumulated Value of Your Contract

On or before the Annuity Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts, the Fixed Account, and Fixed Period Allocations.

Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any amount in Fixed Period Allocations, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that

THE CONTRACT

Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the number of Accumulation Units of the Subaccount in your Contract.

We credit your Contract with Accumulation Units of a Subaccount when:

♦	You allocate premiums to that Subaccount;

♦	You transfer Accumulated Value into that Subaccount from another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	Your spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated Value is allocated to the Subaccount; or

♦	The amount necessary to satisfy a return protection guarantee is added to the Subaccount.

We reduce the Accumulation Units in a Subaccount when:

♦	You transfer Accumulated Value out of that Subaccount into another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	You make a surrender from that Subaccount;

♦	Transfer charges are applied against the Subaccount; or

♦	The annual administrative charge is applied to the Subaccount.

Accumulation Unit Value. For each Subaccount, there are multiple accumulation unit values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. A risk charge varies according to whether any death benefit options or Return Protection Allocations have been selected and the total accumulated value in the Subaccounts. A Subaccount’s Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:

(1)	Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(2)	Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) where:

(1)	Is the sum of:

(a)	The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

(b)	The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus

(c)	A per share charge or credit for any taxes reserved that we determine to be a result of the investment operation of the Portfolio.

(2)	Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(3)	Is the factor representing the risk charges deducted from the Subaccount on a daily basis for the annual product expenses. Total product expenses will vary based on the optional benefits, if any, selected by you for your Contract. A table of product expenses is shown on page 6.

THE CONTRACT

Minimum Accumulated Value

We will terminate your Contract on any Contract Anniversary if the Accumulated Value before the deduction of any annual administrative charge is less than $600 and you have not paid a premium during the previous 36-month period.

If your Contract will not meet this requirement on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we may terminate your Contract on the Contract Anniversary and pay you the remaining Accumulated Value.

Return Protection Allocations

Your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts for either a seven-year or ten-year period (“Return Protection Allocation”). There are currently five investment options (“RP subaccounts”) providing the guaranteed rates for the periods and investment styles shown in the table. You may choose only one of the following five allocations:

Waiting Period	Moderately Conservative Allocation Subaccount	Moderate Allocation Subaccount	Moderately Aggressive Allocation Subaccount

7 Years	1.5% return	Return of allocation amount	N/A

10 Years	2.0% return	1.0% return	Return of allocation amount

Each RP subaccount invests in a Portfolio of the Fund that is a “fund of funds,” meaning that it invests primarily in other Portfolios of the Fund rather than directly in specific securities. For each RP subaccount, there is a corresponding Subaccount that invests in the same Portfolio as the RP subaccount. The corresponding Subaccount differs from the RP subaccount in that there is no investment guarantee associated with allocations to the corresponding Subaccount. The corresponding Subaccounts serve as investment vehicles for moneys that are not intended for, could not qualify for, or lost their qualifications for, the investment guarantees associated with the RP subaccounts.

We guarantee that the accumulated value of a Return Protection Allocation (“RPA”) at the end of its allocation period will be equal to the allocation amount accumulated for the duration of the allocation period at the effective annual interest rate for that RPA (as described in the table above) adjusted as follows:

(1)	As of the day that a partial surrender is made, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by that surrender.

(2)	On any Contract Anniversary that we deduct an annual administrative charge, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by the deduction for the annual administrative charge.

An RPA must be at least $10,000. This amount may be funded by a premium payment or by transfers from other investment options. On any Valuation Date you may not have more than one seven-year and one ten-year RPA, and an allocation to an RPA may not be made if your Contract includes either the Premium Accumulation Death Benefit or the Earnings Addition Death Benefit. Furthermore, during the first two years you have an RPA, you may not make a transfer from your accumulated value in an RP Subaccount to any other investment option.

Each RPA may not have an expiration date later than either the Annuity Date or the Contract Anniversary on which the Annuitant attains age 90 (or, if there are two Annuitants, the Contract Anniversary on which the

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older Annuitant attains age 90). An RPA automatically terminates on the earlier of its expiration date or the date that Death Benefits are calculated. You may only terminate an RPA prior to its expiration date if you give us Written Notice or notice by telephone (if you have such authorization). An RPA will terminate upon the death of the Annuitant at which time the RPA’s accumulated value will be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. An RPA may be terminated during its first two years, but only by requesting a surrender of the accumulated value of the RPA, and a surrender charge may apply. An RPA may be terminated more than two years after the date of its allocation by (1) requesting a surrender of the accumulated value of the RPA, for which a surrender charge may apply, or (2) requesting that the RPA’s accumulated value be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount.

At the end of an allocation period for an RPA, if the amount allocated to that RPA is at least $10,000, it will be applied on the expiration date as a new RPA, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The RPA will be applied to the same RP Subaccount and for the same period as the expired RPA, provided that the period does not extend beyond the date described above and that it is still offered by us. If the amount of the RPA is less than $10,000 or if the allocation period would extend beyond the date described above or is no longer available, the amount of that RPA will be transferred to the corresponding Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount. If that Subaccount is no longer available for new allocations, the accumulated value of the expired RPA will be allocated to the Thrivent Money Market Subaccount. We will notify you at least 45 days before the end of an allocation period for an RPA.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider

The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider (the “Rider”) is an optional benefit that allows you to withdraw up to a guaranteed withdrawal amount (GWA) each Contract Year for as long as the Rider is in force. GWA payments are not subject to a surrender charge and may be withdrawn each Contract Year after the GLWB Calculation Date, described below. The GWA will vary based on the Age the Rider is added, the Age additional premium payments are made, and the length of time the Contract Owner waits to set guaranteed values. These factors determine the applicable Withdrawal Percentage and Benefit Base, described below, that are used to compute the GWA.

Generally, the longer the GLWB Rider is in place before you begin taking the GWA, the greater the GWA will be. The period of time before you begin taking the GWA is called the GLWB Waiting Period. See GLWB Waiting Period, below. The period of time after you begin taking the GWA is called the GLWB Withdrawal Period. See GLWB Withdrawal Period, below. The GWA will also be affected if you take Excess Partial Surrenders, which are surrender amounts in excess of the GWA in any Contract Year. See Effect of Excess Partial Surrenders, below.

The Rider also guarantees the return of the Accumulated Value on the Rider Date of Issue plus premiums added less adjustments for partial surrenders taken and charges deducted to the Contract Owner’s beneficiary if the Annuitant dies before the Annuity Date and before the foregoing guaranteed amount has been returned through guaranteed withdrawals. This guaranteed amount is called the GLWB Survivor Benefit and is subject to certain conditions. See GLWB Survivor Benefit, below.

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We impose a GLWB Risk Charge for this benefit as a percentage of average daily Accumulated Value based on the Subaccount you choose. This charge will not exceed 1.25% and is in addition to the Contract’s Mortality and Expense Risk Charge. See GLWB Risk Charge, below. During the GLWB Withdrawal Period (described below), each Contract Year we will waive surrender charges provided your cumulative surrenders during a Contract Year do not exceed the GWA for that Contract Year or 10% of the Accumulated Value at the time the first partial surrender is made in that Contract Year.

You may purchase the GLWB Rider as a part of your Contract at the time the Contract is issued or after your Contract is issued. At the Date of Issue of the Rider the Annuitant must be at least 50 years of age, and no more than 80 years of age. When the GLWB Rider is issued, the premium or the Accumulated Value of the Contract should be at least $25,000. We must provide prior approval before issuing a GLWB Rider if the premium or Contract’s Accumulated Value is less than $25,000 or equal to or greater than $1 million. We do not offer the GLWB Rider on Contracts with joint annuitants. The GLWB Rider is not available while any of the following optional benefits are in force:

♦	Maximum Anniversary Death Benefit;

♦	Premium Accumulation Death Benefit;

♦	Earnings Addition Death Benefit; or

♦	Return Protection Allocation.

If you do have any of the above benefits, they would have to be cancelled before we can issue the GLWB Rider. Neither Dollar Cost Averaging nor Asset Rebalancing is available if you have the GLWB Rider. You should carefully consider whether the absence or cancellation of these benefits is appropriate for you before electing the GLWB Rider.

GLWB Waiting Period. The GLWB Waiting Period begins when the Rider is issued and continues until you establish your GLWB Calculation Date. During both the GLWB Waiting and Withdrawal Periods, we will compute the Benefit Base, which we use to calculate the amount of GWA. On the GLWB Rider Date of Issue, the Benefit Base is equal to the Accumulated Value. If the GLWB Rider is issued on the Contract’s Date of Issue, the Benefit Base will equal the initial premium into the Contract. If the Rider is added after the Contract is issued, the Benefit Base will equal the Accumulated Value that is transferred to the Subaccount you choose on the Date of Issue of the Rider. At the time the GLWB Rider is added, you must allocate all of your Accumulated Value to only one of the following investment options:

♦	Thrivent Moderately Aggressive Allocation Subaccount;

♦	Thrivent Moderate Allocation Subaccount; or

♦	Thrivent Moderately Conservative Allocation Subaccount.

If the Date of Issue of the GLWB Rider is after the Contract’s Date of Issue, the Accumulated Value will be transferred on the Date of Issue of the Rider to the Subaccount elected by you. A Market Value Adjustment will apply to Accumulated Value that is transferred from a Fixed Period Allocation more than 30 days before the end of its allocation period. The Market Value Adjustment may increase or decrease the amount transferred. See Investment Options—Fixed Period Allocations and the Market Value Adjustment Account for a description of the Market Value Adjustment.

While the GLWB Rider is in force, no transfers among Subaccounts are allowed except that all of the Accumulated Value may be transferred from one Subaccount to another Subaccount within 45 days after any Contract Anniversary on which the Benefit Base is increased to equal the Accumulated Value in accordance with the Rider.

Automatic transfers are not allowed while the GLWB Rider is in force.

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Benefit Base during the GLWB Waiting Period. On each Contract Anniversary during the GLWB Waiting Period, the Benefit Base is ratcheted up to equal the Accumulated Value at the end of the prior day if such adjustment would increase the Benefit Base. If the Accumulated Value is less than the current Benefit Base, then the ratchet feature does not change the Benefit Base. The Benefit Base is increased by any premiums that we receive before the GLWB Calculation Date. However, no premiums can be paid within one year from any partial surrender.

During the GLWB Waiting Period, the Benefit Base is decreased in the event a partial surrender is taken or when the annual administrative charge is taken. The Benefit Base is decreased by the amount taken if the Benefit Base is less than or equal to the Accumulated Value. Otherwise, the Benefit Base is decreased by the same proportion that the Accumulated Value is decreased by the amount taken.

Example:

A $5,000 partial surrender is taken from a Contract in which the Accumulated Value is $90,000, but the Benefit Base is $100,000. The resulting Benefit Base would be calculated as follows:

[1- (5,000/90,000)] x 100,000 = $94,444.44

The Benefit Base on the Contract Anniversary that you elect to be the GLWB Calculation Date is adjusted as described above for any premiums allocated and partial surrenders made on or after that Contract Anniversary and before we receive notification of your election of the GLWB Calculation Date.

GLWB Withdrawal Period. The GLWB Waiting Period ends and the GLWB Withdrawal Period begins on the GLWB Calculation Date. To set your GLWB Calculation Date, you must notify us within 45 days after an eligible Contract Anniversary. An eligible Contract Anniversary is any Contract Anniversary on or after the Contract Anniversary the Annuitant reaches 62 years of age and on or before the Annuity Date. Once you provide the proper notification, the most recent Contract Anniversary date will become the GLWB Calculation Date. No further premiums will be accepted after you elect the GLWB Calculation Date. If you do not elect a GLWB Calculation Date before your Annuity Date, the GLWB Calculation Date will be the Annuity Date. Once the GLWB Calculation Date is set, the GWA is calculated. The calculation continues annually until the Rider terminates. No Annual Administrative Charge is deducted during this period.

Benefit Base during the GLWB Withdrawal Period. On any Contract Anniversary after we receive notice of your election of the GLWB Calculation Date and on or before the date that the Annuitant reaches Age 90, the Benefit Base is adjusted to equal the Accumulated Value at the end of the prior day if the adjustment will increase the Benefit Base. After we receive notice of your election of the GLWB Calculation Date, the Benefit Base will be reduced for GLWB Excess Surrenders, defined below, but will not be reduced by the amount of the GWA. The amount of the reduction is described below under Effects of partial surrenders during the GLWB Withdrawal Period.

Withdrawal Percentage. The Withdrawal Percentage is the percentage that is applied to the Benefit Base to determine the GWA. The initial Withdrawal Percentage is determined on the GLWB Calculation Date. The Withdrawal Percentage is based on the Annuitant’s Age at which each premium payment is made and the waiting period from the premium payment date until the GLWB Calculation Date. The initial Withdrawal Percentage is equal to the weighted average of each adjusted premium multiplied by the applicable Percentage Applied from the table below, as follows:

1)	the sum of adjusted premiums, each multiplied by its Percentage Applied shown in the table below; divided by

2)	the sum of adjusted premiums.

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Annuitant’s Age on Date of Premium Allocation	Percentage Applied Full Contract Years from the Date of Premium Allocation to the GLWB Calculation Date
	0-4	5-9	10-14	15+
50-56	—	4.5%	5.0%	6.0%
57-61	4.0%	4.5	5.5	6.5
62-66	4.0	5.0	6.0	7.0
67-71	4.5	5.5	6.5	7.5
72-76	5.0	6.0	7.0	7.0
77-81	5.5	6.5	6.5	6.5
82+	6.0	6.0	6.0	6.0

Each premium payment will be assigned a Percentage Applied. The Withdrawal Percentage used to determine the GWA is calculated as the weighted average of the Percentages Applied.

For example, assume the Accumulated Value at the time the Rider is added is $100,000 and the Annuitant is age 62. Two years later at the Annuitant’s age 64, the Annuitant makes an additional premium of $50,000. Then at age 68, the Annuitant adds another $50,000 premium payment. The Annuitant decides to begin taking the GWA at age 72. From the chart above, the weighted Withdrawal Percentage would be:

[(100,000 x 6%) + (50,000 x 5%) + (50,000 x 4.5%)] = 5.375%

200,000

For purposes of calculating the Withdrawal Percentage, adjusted premiums are determined by subtracting the amount of partial surrenders taken from premiums paid on a last-in, first-out basis at the time the partial surrender is taken. Generally, the Withdrawal Percentage will be higher if premiums are paid earlier and if partial surrenders are made later.

For example, if the Annuitant in the preceding example took a partial surrender of $10,000 at Age 63, and a partial surrender of $5,000 at age 69, the weighted Withdrawal Percentage would be:

[(90,000 x 6%) + (50,000 x 5%) + (45,000 x 4.5%)] = 5.365%

185,000

In addition, premiums paid within the first three months after a Contract Anniversary will be treated as if they were allocated on that Contract Anniversary and at the Age on that Anniversary. All other premiums allocated during the GLWB Waiting Period will be treated as if they were allocated on the next Contract Anniversary after the date of allocation and at the Age on that Anniversary. This treatment of premiums is only for purposes of assigning the Percentage Applied to the adjusted premium amount.

For example, assume an Annuitant’s Contract Anniversary falls on May 1 of each year. If the Annuitant pays a premium on August 1 of the current year (i.e., within 3 months of the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of that year and at the Age on that Contract Anniversary. If the Annuitant pays a premium on September 1 of the current year (i.e., more than 3 months after the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of the following year at the Age on May 1 of the following year.

Guaranteed Withdrawal Amount (GWA). You will need to notify us when you want to begin taking the GWA. The GWA is the amount that can be withdrawn each Contract Year without a surrender charge. The GWA is determined on the GLWB Calculation Date and each Contract Anniversary thereafter. The GWA is equal to the Benefit Base (not to exceed $5 million) multiplied by the Withdrawal Percentage. The GWA may change from year to year depending on whether the Benefit Base was increased, as described above, or decreased as a result of GLWB Excess Surrenders. On any day that the Benefit Base is decreased during the GLWB Withdrawal Period, the GWA will be adjusted, effective as of the next Contract Anniversary, to equal (a) the lesser of the Benefit Base on that date or $5,000,000, multiplied by (b) the Withdrawal Percentage, and the GWA will decrease proportionately. On any Contract Anniversary that the Benefit Base has increased during the GLWB Withdrawal Period to equal the Accumulated Value in

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accordance with the Rider, the Withdrawal Percentage will be compared to the Withdrawal Percentages in the following table based on the current Age of the Annuitant. The larger of the two Withdrawal Percentages will become the new Withdrawal Percentage. The following table is based on your Age under your Contract.

Annuitant Age on Contract Anniversary	Attained Age Percentage Applied
67-71	4.50%
72-76	5.00%
77-81	5.50%
82-90	6.00%

The lesser of the increased Benefit Base or $5 million will be multiplied by the new Withdrawal Percentage to determine your new GWA. If the Benefit Base increases, your GWA will increase. Your GWA will not decrease unless your Benefit Base decreases. Any decrease in your GWA is effective on the following Contract Anniversary. No surrender charges will apply when partial surrenders are made during the GLWB Withdrawal Period except to the extent that total surrenders in a Contract Year exceed the greater of (a) the GWA, or (b) 10% of the Accumulated Value at the time of the first partial surrender in that Contract Year. Withdrawals of the GWA are taxed in the same manner as partial surrenders under the Contract. See Taxation of Partial and Full Surrenders on page 48 of the prospectus.

Withdrawals after your Annuity Date. While the GLWB Rider is in force, beginning on the Annuity Date, you will be required to withdraw a minimum amount from your Contract each year called a Required Withdrawal Amount. While the GLWB Rider is in force, instead of paying the Annuity Income beginning on the Annuity Date according to the Contract, we will pay you an amount equal to the excess, if any, of the Required Withdrawal Amount over the sum of any partial surrenders you have taken during that Contract Year. The Required Withdrawal Amount is the greater of (a) your GWA, and (b) the Accumulated Value at the end of the prior Contract Year multiplied by the Amortization Factor for the Age in the current Contract Year. Amortization Factors will not exceed the factors shown in the table below:

Amortization Table Used after the Annuity Date
Age	Factor	Age	Factor
90	6.04%	101	10.40%
91	6.24	102	11.28
92	6.47	103	12.36
93	6.71	104	13.70
94	7.00	105	15.43
95	7.31	106	17.72
96	7.66	107	20.93
97	8.06	108	22.63
98	8.52	109	33.30
99	9.05	110	47.14
100	9.67	111+	52.63

Based on your circumstances, you may want to consider annuitizing rather than continuing the GLWB. Before the Annuity Date, you will be informed of your options to continue with the GLWB or to annuitize your contract. If you want the flexibility to increase your partial surrenders or if you want access to the Accumulated Value at any time, you may want to continue the GLWB. If you do not need this flexibility, you should consider annuitizing by electing a settlement option instead. Settlement options may provide higher guaranteed payments and longer guaranteed periods, depending on the option you select.

If a Required Minimum Distribution (RMD) is defined for the Contract by Section 401(a)(9) of the Internal Revenue Code, then at the end of each calendar year, we will pay you an amount equal to the excess, if any, of the Required Minimum Distribution determined by us for that calendar year over the sum of any partial surrenders you have taken during that calendar year.

Any amounts that we pay will be treated as partial surrenders under the Contract.

Effects of partial surrenders during the GLWB Withdrawal Period. If the sum of partial surrenders within a Contract Year exceeds the greatest of:

♦	the GWA for that Contract Year,

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♦	the Required Minimum Distribution (RMD) for that calendar year, if any, as we determine for the Contract, or

♦	if that day is in a Contract Year that began in the prior calendar year, the RMD, if any, for the prior calendar year that we determine for this Contract;

this excess amount is a GLWB Excess Surrender. Any subsequent partial surrender taken within the same Contract Year in which a GLWB Excess Surrender is made will also be considered a GLWB Excess Surrender. A GLWB Excess Surrender affects the calculation of the Benefit Base. If the Benefit Base is less than or equal to the Accumulated Value, the Benefit Base is decreased by the amount of the GLWB Excess Surrender. If the Benefit Base is greater than the Accumulated Value, the Benefit Base is decreased by the same percentage as the Accumulated Value according to the following ratio:

a
b - (c-a)

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

No surrender charges will apply to partial surrenders made during the GLWB Withdrawal Period to the extent partial surrenders in a Contract Year do not exceed the greater of the GWA for that Contract Year, or 10% of the Accumulated Value at the time of the first partial surrender in a Contract Year.

GLWB Survivor Benefit. If the Annuitant dies during the GLWB Withdrawal Period and before the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of any death proceeds under the Contract. If the Annuitant dies after the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of the Accumulated Value of the Contract. The survivor should work with a financial representative to determine whether to take a lump sum standard death benefit, the fixed amount settlement option offered as the Survivor Benefit, or the commuted value of the Survivor Benefit. The beneficiary must notify us of their election to receive the GLWB Survivor Benefit within 60 days after we receive proof of death of the Annuitant. On the date the GLWB Rider is issued, the GLWB Survivor Benefit equals the Accumulated Value. Thereafter, the GLWB Survivor Benefit increases on a day we apply a premium by the amount of the premium, and decreases on a day in which a partial surrender or annual administrative charge is deducted by the amount of the partial surrender or administrative charge. However, if a GLWB Excess Surrender is taken, the GLWB Survivor Benefit is decreased as follows: if the GLWB Survivor Benefit is less than or equal to the Accumulated Value, the Benefit is decreased by the amount of the surrender; or, if the GLWB Survivor Benefit is greater than the Accumulated Value, the benefit is first decreased by the amount of the partial surrender that does not represent the GLWB Excess Surrender. The remaining amount is then decreased by the following ratio:

a
b - (c-a)

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

We will pay the GLWB Survivor Benefit in equal amounts under a settlement agreement. Payments will continue until the sum of payments equals the GLWB Survivor Benefit. The payment period will not exceed the life expectancy of the beneficiary. If the Annuitant dies before the Annuity Date and the spouse of the Annuitant is the sole primary beneficiary, the surviving spouse may elect to continue the Contract as Annuitant and owner. At the time this election becomes effective, the Accumulated Value of the Contract and any excess of Death Proceeds over the Accumulated Value on that date will remain in the Subaccount in which the Accumulated Value was allocated at that time, but will

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no longer be subject to the GLWB Risk Charge. We account for this by crediting the surviving spouse with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. This election results in a termination of the GLWB Rider. If the election to continue the Contract is not made within 60 days from the date we receive proof of death, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. This also results in the termination of the GLWB Rider.

Termination of the GLWB Rider. You may terminate the GLWB Rider at any time provided it is at least two years after we issued the Rider. The termination will be effective on the date we receive Written Notice from you. The Rider also terminates at the earliest of any of the following events:

♦	the date of Contract termination;

♦	the date we receive satisfactory proof of the death of the Annuitant;

♦	the date you elect to receive annuity income under the Contract;

♦	the date during the GLWB Waiting Period that the sum of partial surrenders made and annual administrative charges deducted for this Contract exceeds the sum of premiums paid; or

♦	the date during the GLWB Withdrawal Period that the Benefit Base is reduced to zero.

If the Contract terminates because the GWA that is surrendered exceeds the Accumulated Value, we will continue to pay you the GWA each year for as long as the Annuitant is alive under a settlement agreement that we will issue. If the GLWB Rider terminates for reasons other than the termination of the entire Contract, the Accumulated Value will remain in the same Subaccount but will no longer be subject to the GLWB Risk Charge, unless you request a different allocation. We account for this by crediting you with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. Once the GLWB Rider terminates, the GLWB Risk Charge will also cease. If the Rider terminates after the Annuity Date and there is Accumulated Value remaining, we will begin paying Annuity Income according to the Contract.

If your Contract is used in a Qualified Plan or 403(b) Plan, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing an optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the Federal Tax Status section in the Prospectus. The GLWB Rider is not available within certain employer-sponsored retirement plans.

Death Benefit Before the Annuity Date

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. The amount of the death benefit will be the sum of (1) and (2) where

(1)	Is the greatest of:

(a)	The Basic Death Benefit;

(b)	The Maximum Anniversary Death Benefit, if any; and

(c)	The Premium Accumulation Death Benefit, if any.

(2)	Is the amount of the Earnings Addition Death Benefit, if any.

We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that any portion of the excess based on amounts in Fixed

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Period Allocations will be allocated to Thrivent Money Market Subaccount, and any portion of the death proceeds based on an RP subaccount will be allocated to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount.

Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Provisions—Settlement Options.

Basic Death Benefit

The Basic Death Benefit is equal to the greater of the Accumulated Value on that day and the adjusted sum of premiums determined as follows:

(1)	As of the day a premium is received by us, the sum is increased by the amount of that premium.

(2)	As of the day a partial surrender or annual administrative charge is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by that amount.

Death Benefit Options

Death Benefit Options are not available if any Annuitant(s) attained age is 74 or more.

Maximum Anniversary Death Benefit. If you purchase this option, the Maximum Anniversary Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the greatest of the Anniversary Death Benefits determined as of that day for each Contract Anniversary. The Anniversary Death Benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid or amounts taken after that date:

(1)	As of the day a premium is received by us, the benefit is increased by the amount of that premium.

(2)	As of the day that a partial surrender or annual administrative charge is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by that amount.

On any day after any Annuitant attains Age 80, the Maximum Anniversary Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted as in (1) and (2) above for any premiums paid or amounts taken after that anniversary.

Premium Accumulation Death Benefit. If you purchase this option, the Premium Accumulation Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the lesser of:

(1)	The accumulation at 5% effective annual interest (compounded daily) of the premiums received by us adjusted for any partial surrenders and annual administrative charges. As of the day that a partial surrender or annual administrative charge is taken, the accumulated premiums are decreased by the same proportion as the Accumulated Value was decreased by the amount taken; and

(2)	Two times the adjusted sum of the premiums determined for the Basic Death Benefit.

The Premium Accumulation Death Benefit on any date after any Annuitant attains Age 80 is equal to the sum

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of the amount calculated above on the Age 80 Contract Anniversary and any premiums received by us after that anniversary, adjusted as in (1) above for any partial surrenders or annual administrative charges taken after that anniversary.

Earnings Addition Death Benefit. If you purchase this option, the Earnings Addition Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) will be 40% of the lesser of:

(1)	The adjusted sum of premiums determined for the Basic Death Benefit; and

(2)	The amount by which the Accumulated Value on that date exceeds the amount determined in clause (1) above.

On any day after any Annuitant attains Age 80, the Earnings Addition Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted for any partial surrenders or annual administrative charges taken after that anniversary. As of a day that a partial surrender or annual administrative charge is taken, the amount calculated on the Age 80 Contract Anniversary is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.

Death of an Owner Before the Annuity Date

If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this contract at your death. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, we will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership. The Cash Surrender Value must be paid within five years of the owner’s death. If your successor owner is a natural person, he or she may select an annuity payment option. Payments must begin within one year of your death and must be made over a period that does not extend beyond the life or life expectancy of the successor owner, as applicable. If your spouse is the sole surviving owner, then the spouse may elect, in lieu of receiving the Cash Surrender Value, to continue this contract in force as owner.

Spouse Election to Continue the Contract

If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that:

(1)	any portion of the increase based on amounts in a Fixed Period Allocation will be allocated to the Thrivent Money Market Subaccount; and

(2)	any portion of the increase based on an RP subaccount will be applied to a corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount

(3)	the Accumulated Value of the Contract on the Exchange Date and any excess of Death Proceeds over the Accumulated Value on that date will be transferred from the GLWB subaccount to a Subaccount investing in the same underlying portfolio without the GLWB benefit.

If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The spouse will have 60 days from the date we receive proof of your

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death in which to elect to receive proceeds or to continue the Contract.

If the surviving spouse elects to continue the Contract, the Basic Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date.

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death of Annuitant After the Annuity Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any amounts payable will depend on the terms of the settlement option. See Annuity Provisions—Settlement Options.

Surrender

On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its cash surrender value or you may request a partial surrender or systematic partial surrender by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center in good order. If we receive your surrender request before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, it will receive that day’s valuation.

If you have completed an approved telephone transaction authorization form, you may make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status— Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

The cash surrender value of your Contract will be equal to the Accumulated Value of your Contract increased or decreased by any MVA applied to Fixed Period Allocations and decreased by any surrender charge. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charge).

When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which: (1) is at least $200 (except when used to pay premiums on a Thrivent Contract); (2) does not exceed the Accumulated Value; and (3) does not reduce the remaining Accumulated Value in the Contract to less than $1,000.

If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.

If there is no MVA, surrender charge, or tax associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the MVA, surrender charge, and any tax.

When you request a partial surrender, we will allocate the partial surrender among the Subaccounts, the Fixed Account, and each Fixed Period Allocation according to the ratio for the Contract of the accumulated value (plus any MVA) in each Fixed Period Allocation, each

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Subaccount, and the Fixed Account to the Accumulated Value (plus any MVA) of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount. Any amounts applied against Fixed Period Allocations will be taken in order from Fixed Period Allocations in first-in, first-out order.

With our approval, you may specify a different allocation for a partial surrender. If you have requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will allocate the partial surrender as described above among the Subaccounts, the Fixed Account, and each Fixed Period Allocation.

After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However, surrender may be allowed under certain settlement options. See Annuity Provisions—Settlement Options.

You must have a Medallion Signature Guarantee if you want to do any of the following:

♦	Surrender a value of more than $100,000;

♦	Send proceeds to an address other than the one listed on your account; or

♦	Make the check payable to someone other than the current owner(s).

A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial Surrender form and have the signature (s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

Transfers Of Accumulated Value

On or before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts, the Fixed Account, and Fixed Period Allocations.

You can request a transfer in two ways:

(1)	By giving us Written Notice; or

(2)	By telephone after completing an approved telephone transaction authorization form.

We will make the transfer at the end of the Valuation Period during which we receive your request. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:

♦

The total amount transferred from a Subaccount, a Fixed Period Allocation, or the Fixed Account must be at least $200. However, if the total value in a Subaccount, a Fixed Period Allocation, or the Fixed Account is less than $200, the entire amount may be transferred. Transfers from a Fixed Period Allocation may be made only within 30 days before the end of its allocation period.

♦	Transfers to and from an RP subaccount are subject to the requirements for Return Protection Allocations.

♦

The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed Account at the time the first transfer is made in that Contract Year.

♦	The amount transferred to a Fixed Period Allocation cannot be less than $1,000.

♦	You may make 12 free transfers in any Contract Year. For each transfer in excess of 12 (excluding automatic transfers made through dollar cost averaging or asset rebalancing), we will charge you

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$25. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts. We reserve the right to limit the number of transfers you make in any Contract Year.

Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.

Abusive Trading Policies and Monitoring Processes

We do not allow short-term and excessive transfers and other abusive trading practices, and we do not accommodate frequent purchases and redemptions except as described below. Abusive trading by contract owners can disrupt portfolio management and increase expenses of the underlying mutual fund and thereby negatively impact the performance of the corresponding subaccount.

We have adopted the following policies to combat abusive trading practices. Several different tactics are used to reduce the frequency and effect of abusive trading within the subaccounts. We may use a combination of monitoring contract owner activity and restricting contract owner transfers. When monitoring contract owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers, and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.

We may deem the transfer out of all or a substantial portion of a contract owner’s subaccount value to be abusive if the transfer is made within fifteen days after the value was transferred into that subaccount. This policy does not apply to dollar cost averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

If we determine that you are engaging in abusive trading activity, we will request you to cease such activity immediately. If we determine that you are continuing to engage in abusive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject, restrict or cancel any transfer request, without notice for any reason.

Although we seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Contract owners engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Contract Owners still may be subject to the harmful effects of abusive trading practices if we are unable to detect and deter such practices.

Dollar Cost Averaging

Your Contract provides for two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts up to a maximum of 40 other than RP subaccounts. Dollar cost averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.

Neither dollar cost averaging program allows you to make automatic transfers to the Fixed Account or a Fixed Period Allocation. To participate in a dollar cost averaging program, complete the approved Form at the time of your application or call the Service Center at 1-800-THRIVENT (1-800-847-4836) to request an

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approved Form. The dollar cost averaging programs you may participate in are described below.

Dollar Cost Averaging from the Fixed Account. In the application for your Contract, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the “DCA Fixed Account”) for automatic monthly transfers to one or more Subaccounts other than RP subaccounts. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period.

One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month like the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the last business day of the month. If the date falls on a weekend the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.

Money Market Dollar Cost Averaging. You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to up to 40 Subaccounts except the RP Subaccounts and the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date. If you subsequently allocate additional amounts to the Money Market Subaccount, the transfers will begin again on the schedule you set unless you terminate the Money Market Dollar Cost Averaging program. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Money Market has been depleted or until you notify us to discontinue the program. In order to terminate the program, we must receive Written Notice or notice by telephone (if you have such authorization).

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. You may not include RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the asset rebalancing program. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of a month) and whether to have your Subaccounts reallocated semiannually or annually. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.

Telephone Transactions

You may conduct certain transactions via telephone if you complete the approved telephone transaction authorization form on file with us. You can establish this authorization at the time of application or any time after issue of your contract. Telephone transaction authorization will allow you to make bank changes, withholding changes, withdrawals and transfers

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pursuant to your telephone instructions. We employ reasonable security procedures to ensure the authenticity of telephone instructions, including, among other things, requiring identifying information, recording conversations, and providing written confirmations of transactions. Nevertheless, we will honor telephone instructions from anyone who provides the correct identifying information. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to observe reasonable procedures. The phone number for telephone transactions is (800) THRIVENT or (1-800-847-4836). We reserve the right to suspend or limit telephone transactions.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:

♦	You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.

♦	If the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant.

♦	Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile contract, then ownership may be transferred only after control has been transferred to the Annuitant.

We are not bound by an assignment unless we receive notice of it in writing at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an Annuitant is living and before the Annuity Date, the owner may exercise all of the owner’s rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.

If the Contract was applied for as a juvenile contract, the Annuitant may not exercise ownership rights until control is transferred to the Annuitant. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Annuitant.

The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent Financial) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the Contract Owner’s estate.

No Beneficiary change shall take effect unless received by Thrivent Financial at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to Thrivent Financial while the insured was alive. Such beneficiary change shall be null and void where Thrivent Financial has made a good faith payment of the proceeds or has taken other action before receiving the change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the Accumulated Value or begin receiving annuity proceeds, subject to certain exceptions noted below. This surrender charge applies only during the first seven Contract Years. During those years, we calculate the surrender charge as a percentage of the amount that you surrender. The amount surrendered to pay the surrender charge is subject to the surrender charge. The surrender charge will be deducted from the Accumulated Value after we pay you the amount you requested.

Surrender Charges

Contract Year	Percent Applied
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%

After Contract Year seven, there is no charge for making surrenders. In addition, during the first seven Contract Years we will limit or waive surrender charges as follows:

♦	Surrenders Paid Under Certain Settlement Options. For surrenders that you make after Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:

(1)	A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the accumulation period and the payment period equal or exceed the Surrender Charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

(2)	Options which involve a life income, including Option 4V or 5V described under Annuity Provisions—Settlement Options.

♦

Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value that you may surrender without charge in the fourth Contract Year is 10%, not 40%.

♦

Total Disability of the Annuitant. There is no surrender charge during or within 90 days after the end of the Annuitant’s total disability (as defined in your Contract), provided that the total disability begins after the Contract is issued and before the Annuitant attains Age 65. We will require proof of total disability satisfactory to us.

♦

Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the confinement of the Annuitant or the Annuitant’s spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.

♦

Terminal Illness of the Annuitant or the Annuitant’s Spouse. There is no surrender charge if the Annuitant or the Annuitant’s spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.

♦

Loss of the Annuitant’s Job. There is no surrender charge if the Annuitant is unemployed for 90 consecutive days and receives state unemployment benefits and the surrender is made during unemployment or within 90 days after unemployment benefits cease. The unemployment must begin after the Contract is issued. We will require satisfactory proof of unemployment.

CHARGES AND DEDUCTIONS

♦

Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

The limitations or waivers of surrender charges described above may not be available in all states. Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of three basic types:

♦

Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

♦	Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.

♦	Investment Risk. This is the risk that we will need to pay the guarantee associated with an RPA.

As compensation for assuming these risks, we deduct a daily risk charge from the average daily net assets in the Variable Account. Prior to the Annuity Date, the amount of the risk charge depends upon whether your Contract has the Basic Death Benefit only or one or more optional benefits. The Fee and Expense Tables set forth above list the risk charges for various optional benefits for a Contract. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We guarantee that the risk charge for your Contract will never exceed the annual rates shown in the Fee and Expense Tables. On or after the Annuity Date, the risk charge for Annuity Unit Values is 1.25% without the GLWB Rider in effect, or a maximum of 2.50% with the GLWB Rider in effect.

If the risk charge is insufficient to cover the actual cost of the risks assumed by us, we will bear the loss. We will not reduce annuity payments to compensate for the insufficiency. If the risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

GLWB Risk Charge. We impose a charge for the GLWB Rider equal to a percentage of the average daily Accumulated Value invested in the Subaccount you chose. This charge is in addition to the Mortality and Expense Risk charge for the Contract. The current effective annual charge for the Rider is as follows, and may not be increased beyond the maximum of 1.25%. This charge is deducted from the Subaccount and reflected in the daily Accumulation Unit Value.

Chosen Subaccount	Current Annual GLWB Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge
Thrivent Moderately Aggressive Allocation Subaccount	0.85%	1.25%
Thrivent Moderate Allocation Subaccount	0.55%	1.25%
Thrivent Moderately Conservative Allocation Subaccount	0.35%	1.25%

The following are the maximum charges for a Contract with the GLWB:

CHARGES AND DEDUCTIONS

	Guaranteed Maximum Mortality and Expense Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge	Total Risk Charges
Contract Years 1-7	1.25%	1.25%	2.50%
Contract Years 8+	1.15%	1.25%	2.40%

In addition, charges may include the Annual Administrative Charge for Contracts with an Accumulated Value of $15,000 or less.

Annual Administrative Charge

On each Contract Anniversary, we will deduct an annual administrative charge from the Accumulated Value if:

(1)	the Accumulated Value on that day is less than $15,000; and

(2)	the sum of all premiums paid less all partial surrenders made on the Contract is less than $15,000; and

(3)	the sum of premiums paid less partial surrenders made during that the Contract Year just ended is less than $2,400.

The administrative charge will be $30 or, if less, 2% of the Accumulated Value on that Contract Anniversary. It will be taken from the Contract’s interest in each of the Subaccounts, Fixed Period Allocations, and the Fixed Account in the proportion that the value of each bears to the Contract’s Accumulated Value. For purposes of determining the allocation of the charge, the amount of a Fixed Period Allocation and the amount of the Accumulated Value will include any applicable MVA. If a portion of the charge is to be assessed against Fixed Period Allocations, such allocations will be taken on a first-in, first-out basis.

Transfer Charge

You may make 12 free transfers in each Contract Year. On subsequent transfers (other than the dollar cost averaging and asset rebalancing programs), you will incur a $25 transfer charge.

Surrender of Life Income Settlement Option

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. We calculate the commuted value of the payments remaining in the guaranteed period by using an interest rate that is 0.25% higher than the interest rate that is used to determine the income payable under the life income settlement option.

Limited Exception to Surrender Charges

When the Contract is offered within a Qualified Plan in exchange for another variable annuity previously issued by us which is in a Qualified Plan, we may reduce or waive the surrender charge or the length of time that it applies.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee or other expenses incurred by the Fund. See the Fee and Expense Tables and the accompanying current prospectus for the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

Annuity Date

The Annuity Date is the date on which we begin paying you an annuity income provided by your Contract’s cash surrender value. The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. In general, the Annuity Date stated in the Contract is the later of (1) the Contract Anniversary on which the Annuitant attains Age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 90) or (2) seven years after the Issue Age. You may select a date after the Date of Issue as the Annuity Date by giving us Written Notice at least 10 days before both the Annuity Date currently in effect and the new Annuity Date. The new date is subject to our approval and any applicable surrender charge. See Charges and Deductions. The new Annuity Date will generally not be extended past the Annuity Date stated in the Contract.

Annuity Proceeds

The annuity proceeds will be the amount provided by the cash surrender value on the Annuity Date. If the Annuity Date occurs within the first seven Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.

Unless you direct otherwise, the annuity proceeds will be allocated among the Subaccounts and the Fixed Account according to the ratio that each of the Subaccounts and the Fixed Account bears to the cash surrender value, and any amount of the cash surrender value attributable to a Fixed Period Allocation will be applied to the Fixed Account. You may change the allocation among the Subaccounts or make a transfer to a Fixed Annuity by providing us with Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form). Any change in the allocation will be effective at the end of the Valuation Period that we receive your request, and it will affect the amount of future variable annuity payments.

We will pay you the annuity proceeds under a settlement agreement according to the annuity settlement option that you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using a variable annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Annuity Date, with either variable annuity based on an assumed investment rate of 3%.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis or both. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Annuity Date.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options that your Contract offers are as follows:

♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed period up to 30 years or life expectancy, if greater.

♦

Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid

ANNUITY PROVISIONS

to the beneficiary. You may select a guaranteed period of up to 360 months.

♦

Option 5V—Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

In addition to these settlement options, proceeds may be paid under any other settlement option that you suggest and to which we agree.

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. The lump sum payable on any day is the present value of payments remaining in the guaranteed period, based on variable annuity unit values on the date the lump sum is elected and the interest rate used to determine the income payable plus 0.25%.

If an owner or payee dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid to the annuity table in the Contract for the option that you select. The table is based upon an Assumed Investment Rate (“AIR”) and shows the amount of the initial annuity payment for each $1,000 applied. The AIR is the interest rate used to determine the amount of the variable annuity payments. The AIR affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. You may select an AIR of 3%, 4%, or 5% when you choose a variable annuity settlement option. If you select an AIR of 5%, you will receive a higher initial payment, but subsequent payments will rise more slowly or fall more rapidly than if you select an AIR of 3% or 4%. If the actual investment experience is equal to the AIR that you choose, your annuity payments will remain level.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period unless you request a change in the allocation or you have selected a joint and survivor life income settlement option with a reduced payment after the first payee dies. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable

ANNUITY PROVISIONS

Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity table in the Contract is based on the mortality table specified in the Contract. Under that table, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

The Contract contains a formula for adjusting the Age of the Annuitant based on the date when the annuity payments begin for purposes of determining the monthly annuity payments. If the annuity payments begin prior to 2010, there is no age adjustment. If the annuity payments begin during the years 2010 through 2019, the Annuitant’s Age is reduced one year. For each decade thereafter, the Annuitant’s Age is reduced one additional year.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made. Therefore, if the rates we are using are those shown in the annuity tables contained in the Contract, it may be advantageous for you to begin receiving annuity payments on a date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, the annuity payment rates in the annuity tables for an Annuitant who begins receiving annuity payments in the year 2020 are the same as those for annuity payments which begin 12 months earlier, even though the Annuitant is one year older, because the new decade results in the Annuitant’s age being reduced an additional year. Our current annuity rates, unlike the guaranteed rates, do not involve any age adjustment.

Subaccount Annuity Unit Value

A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (1) x (2) x (3) where:

(1)	Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

(2)	Is that Subaccount’s Net Investment Factor for the current Valuation Period. See Net Investment Factor described earlier in this Prospectus.

(3)	Is a discount factor equivalent to the assumed investment rate.

The risk charge assessed against Annuity Unit Values is 1.25%.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

♦	the Contract including any attached riders, endorsements or amendments;

♦	the application attached to the Contract; and

♦	the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.

Postponement of Payments

We may delay payment of any surrender, death proceeds or annuity payment amounts that are in the Variable Account if:

(1)	The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or

(2)	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Purchase Payments

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Maintenance of Solvency

This provision applies only to values in the General Account and the MVA Account.

If our reserves for any class of contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your

GENERAL PROVISIONS

actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Contract Inquiries

You may make inquiries regarding the Contract by writing or calling our Service Center at 1-800-THRIVENT (1-800-847-4836).

FEDERAL TAX STATUS

General

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment— federal, state, or local—of any Contract or any transaction involving a Contract.

Tax Status of the Variable Account

The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

Taxation of Annuities in General

The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

FEDERAL TAX STATUS

Tax Deferral During Accumulation Period

In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.

Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their contracts. In those circumstances, the account’s income and gains would be currently includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the contract owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.

FEDERAL TAX STATUS

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the contract. For these purposes, the investment in the contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.

Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.

Tax Treatment of Death Benefit

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.

After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Assignments, Pledges, and Gratuitous Transfers

Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includible in income with respect to such an assignment or pledge. If

FEDERAL TAX STATUS

a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the contract at the time of the transfer. In such a case, the transferee’s investment in the contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions

Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1/2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1/2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time an immediate annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more Contracts from us (or an affiliate) during any calendar year, all such Contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.

Qualified Plans

The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans.

FEDERAL TAX STATUS

Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.

The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.

Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly rolled over/converted to a Roth IRA.

Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1/2, separates from service, dies, or becomes disabled, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading The Contracts—Surrender (Redemption) unless one of the above conditions is satisfied.

Direct Rollovers

If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from

FEDERAL TAX STATUS

the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly transferred to certain Qualified Plans.

Federal Income Tax Withholding

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

VOTING RIGHTS

To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.

Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Fund’s shares attributable to the Contract. On and after the Annuity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting

VOTING RIGHTS

purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.

The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance agent of Thrivent Financial. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Financial in return for serving as its agent for the sale of the Contracts. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this Prospectus. (Commissions and other incentives are described below.) As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an agent of ours for purposes of the sale of the Contract.

Our financial representatives sell almost exclusively insurance and annuity products of ours. It is more profitable for us and our affiliates if members purchase product issued by us instead of those issued by other insurance companies. As a result, we typically have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which includes variable annuity and variable life insurance contracts, helps support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.

In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.

From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of contracts may help the financial

SALES AND OTHER AGREEMENTS

representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 1% to 3.85% of premiums paid into the contract. Commission rates are based upon the age of the annuitant at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible.

In addition to commissions, we may pay or provide other promotional incentives. If, in the case of a full surrender, we persuade you to retain your Contract instead of surrendering it, your financial representative may be eligible for a retention bonus. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:

♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

♦	marketing support related to sales of the contract including for example, the creation of marketing materials and advertising; and

♦	providing services to contract owners.

These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the contracts over other products.

In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Mgt. is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

♦ Introduction
♦ Principal Underwriter
♦ Standard and Poor’s Disclaimer
♦ Independent Registered Public Accounting Firm and Financial Statements

You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.

You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about Thrivent Variable Annuity Account I are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

Thrivent Variable Annuity Account I

1933 Act Registration No. 33-89488

1940 Act Registration No. 811-21111

Please send me the Statement of Additional Information (SAI) for the:

Flexible Premium Deferred Variable Annuity

(Thrivent Variable Annuity Account I)

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)

APPENDIX A—CONDENSED FINANCIAL INFORMATION

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information.

For each Subaccount, there are multiple Accumulation Unit Values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. The tables include Accumulation Unit Values for each of the following possible death benefit combinations:

Basic Death Benefit (all Contracts)	Options A and C
Maximum Anniversary Death Benefit (Option A)	Options B and C
Premium Accumulation Death Benefit (Option B)	Options A, B, and C
Earnings Addition Death Benefit (Option C)	Basic Death Benefit and Return Protection Allocation
Options A and B	Option A and Return Protection Allocation

Series 2005 Contracts issued after April 29, 2005

Thrivent Aggressive Allocation Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.75	$12.71	$12.67	$12.70	$12.65	$12.68	$12.64	$12.61
End of period	$13.77	$13.69	$13.62	$13.68	$13.58	$13.64	$13.57	$13.53
Number of Accumulation Units Outstanding at end of period	4,567,256	7,641,715	63,034	33,899	284,750	141,734	1,093	701,881

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.35	$11.33	$11.32	$11.33	$11.31	$11.32	$11.31	$11.30
End of period	$12.75	$12.71	$12.67	$12.70	$12.65	$12.68	$12.64	$12.61
Number of Accumulation Units Outstanding at end of period	2,937,834	4,779,211	59,241	21,651	211,433	62,722	157	413,739

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.35	$11.33	$11.32	$11.33	$11.31	$11.32	$11.31	$11.30
Number of Accumulation Units Outstanding at end of period	649,945	1,009,613	9,059	8,454	66,059	71,768	44	90,394

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Moderately Aggressive Allocation Subaccount

	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Options A & RPA
Accumulation Unit Value:
Beginning of period	$12.42	$12.38	$12.34	$12.37	$12.32	$12.35	$12.31	$12.29	$12.31	$12.27
End of period	$13.22	$13.15	$13.08	$13.13	$13.04	$13.10	$13.03	$12.99	$13.03	$12.96
Number of Accumulation Units Outstanding at end of period	17,215,716	7,641,715	63,034	33,899	284,750	141,734	1,093	701,881	2,542,202	2,696,200

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$11.12	$11.10	$11.09	$11.10	$11.08	$11.09	$11.08	$11.07	$11.08	$11.06
End of period	$12.42	$12.38	$12.34	$12.37	$12.32	$12.35	$12.31	$12.29	$12.31	$12.27
Number of Accumulation Units Outstanding at end of period	9,272,859	16,318,535	212,147	74,919	666,569	336,368	12,977	1,134,940	1,556,835	1,845,008

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.12	$11.10	$11.09	$11.10	$11.08	$11.09	$11.08	$11.07	$11.08	$11.06
Number of Accumulation Units Outstanding at end of period	1,980,898	3,768,285	52,310	11,209	176,645	90,903	0	320,092	551,097	537,064

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Moderate Allocation Subaccount

	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Options A & RPA
Accumulation Unit Value:
Beginning of period	$12.01	$11.97	$11.93	$11.96	$11.91	$11.94	$11.90	$11.88	$11.90	$11.86
End of period	$12.66	$12.60	$12.53	$12.58	$12.49	$12.55	$12.48	$12.45	$12.48	$12.41
Number of Accumulation Units Outstanding at end of period	19,910,645	28,625,902	371,803	238,667	1,738,343	696,112	22,434	1,920,615	5,337,980	5,498,230

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.91	$10.89	$10.88	$10.89	$10.87	$10.88	$10.86	$10.86	$10.86	$10.85
End of period	$12.01	$11.97	$11.93	$11.96	$11.91	$11.94	$11.90	$11.88	$11.90	$11.86
Number of Accumulation Units Outstanding at end of period	10,767,217	16,284,755	234,759	122,076	1,118,161	472,585	15,025	1,267,403	2,931,555	3,512,968

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.91	$10.89	$10.88	$10.89	$10.87	$10.88	$10.86	$10.86	$10.86	$10.85
Number of Accumulation Units Outstanding at end of period	2,674,412	4,550,781	75,145	39,276	247,500	74,057	4,662	544,111	1,016,135	1,328,061

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Moderately Conservative Allocation Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Options A & RPA
Accumulation Unit Value:
Beginning of period	$11.52	$11.48	$11.44	$11.47	$11.42	$11.45	$11.41	$11.39	$11.41	$11.37
End of period	$12.01	$11.95	$11.88	$11.93	$11.85	$11.90	$11.84	$11.81	$11.84	$11.77
Number of Accumulation Units Outstanding at end of period	8,508,388	8,134,152	150,445	90,052	416,327	136,524	6,887	528,337	3,479,407	3,035,174

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.65	$10.63	$10.62	$10.63	$10.61	$10.62	$10.61	$10.60	$10.61	$10.60
End of period	$11.52	$11.48	$11.44	$11.47	$11.42	$11.45	$11.41	$11.39	$11.41	$11.37
Number of Accumulation Units Outstanding at end of period	4,259,596	4,652,885	109,772	44,685	224,297	77,645	4,301	455,809	2,280,298	2,289,312

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.65	$10.63	$10.62	$10.63	$10.61	$10.62	$10.61	$10.60	$10.61	$10.60
Number of Accumulation Units Outstanding at end of period	1,320,867	1,610,234	17,775	27,795	81,431	37,972	0	289,729	1,200,722	1,252,329

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Technology Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.96	$11.92	$11.88	$11.91	$11.86	$11.89	$11.85	$11.83
End of period	$13.12	$13.05	$12.98	$13.03	$12.94	$12.99	$12.92	$12.89
Number of Accumulation Units Outstanding at end of period	162,099	198,881	1,573	5,786	13,713	6,027	—	10,100

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.73	$11.71	$11.69	$11.71	$11.69	$11.70	$11.68	$11.67
End of period	$11.96	$11.92	$11.88	$11.91	$11.86	$11.89	$11.85	$11.83
Number of Accumulation Units Outstanding at end of period	95,222	117,766	1,391	1,897	9,854	2,645	0	6.805

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.73	$11.71	$11.69	$11.71	$11.69	$11.70	$11.68	$11.67
Number of Accumulation Units Outstanding at end of period	39,065	47,320	136	0	2,553	307	0	5,026

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Small Cap Growth Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.17	$13.13	$13.09	$13.12	$13.06	$13.10	$13.05	$13.03
End of period	$14.12	$14.04	$13.97	$14.02	$13.93	$13.99	$13.91	$13.87
Number of Accumulation Units Outstanding at end of period	200,144	163,007	3,395	5,589	7,619	8,481	314	7,387

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.85	$11.83	$11.82	$11.83	$11.81	$11.82	$11.80	$11.80
End of period	$13.17	$13.13	$13.09	$13.12	$13.06	$13.10	$13.05	$13.03
Number of Accumulation Units Outstanding at end of period	128,861	91,996	2,323	481	3,507	4,591	380	6,183

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.85	$11.83	$11.82	$11.83	$11.81	$11.82	$11.80	$11.80
Number of Accumulation Units Outstanding at end of period	65,277	41,556	131	429	1,083	2,672	413	4,357

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Small Cap Value Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.65	$13.60	$13.56	$13.59	$13.54	$13.57	$13.53	$13.50
End of period	$13.34	$13.27	$13.20	$13.25	$13.16	$13.22	$13.15	$13.11
Number of Accumulation Units Outstanding at end of period	324,351	414,026	3,683	4,596	53,205	20,548	479	25,610

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.33	$11.33
End of period	$13.65	$13.60	$13.56	$13.59	$13.54	$13.57	$13.53	$13.50
Number of Accumulation Units Outstanding at end of period	226,820	299,660	4,714	20,001	18,424	31,019	379	13,935

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$11.33	$10.00
End of period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.33	$11.33
Number of Accumulation Units Outstanding at end of period	80,914	133,156	353	577	8,361	802	738	4,990

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Small Cap Stock Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.91	$12.87	$12.83	$12.86	$12.80	$12.84	$12.79	$12.77
End of period	$13.53	$13.46	$13.39	$13.44	$13.35	$13.41	$13.33	$13.30
Number of Accumulation Units Outstanding at end of period	467,786	764,201	9,611	7,772	62,385	32,497	205	54,591

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.59	$11.57	$11.56	$11.57	$11.55	$11.56	$11.55	$11.54
End of period	$12.91	$12.87	$12.83	$12.86	$12.80	$12.84	$12.79	$12.77
Number of Accumulation Units Outstanding at end of period	412,918	648,402	7,630	12,871	65,742	25,446	104	46,365

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.59	$11.57	$11.56	$11.57	$11.55	$11.56	$11.55	$11.54
Number of Accumulation Units Outstanding at end of period	150,257	258,318	2,224	1,984	25,510	7,367	57	16,995

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Small Cap Index Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.05	$13.01	$12.97	$13.00	$12.95	$12.98	$12.93	$12.91
End of period	$12.83	$12.76	$12.69	$12.74	$12.66	$12.71	$12.64	$12.60
Number of Accumulation Units Outstanding at end of period	378,025	418,945	6,998	829	15,752	5,355	2,543	23,190

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.52	$11.51	$11.49	$11.50	$11.48	$11.49	$11.48	$11.47
End of period	$13.05	$13.01	$12.97	$13.00	$12.95	$12.98	$12.93	$12.91
Number of Accumulation Units Outstanding at end of period	291,405	345,286	6,434	359	14,828	4,584	1,489	16,830

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.52	$11.51	$11.49	$11.50	$11.48	$11.49	$11.48	$11.47
Number of Accumulation Units Outstanding at end of period	145,192	179,300	3,900	230	8,808	1,588	417	13,900

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Growth Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.75	$12.70	$12.66	$12.69	$12.64	$12.67	$12.63	$12.61
End of period	$15.09	$15.01	$14.93	$14.99	$14.89	$14.95	$14.87	$14.83
Number of Accumulation Units Outstanding at end of period	346,351	405,819	721	18,233	19,298	44,726	404	45,287

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.88	$11.86	$11.85	$11.86	$11.84	$11.85	$11.84	$11.83
End of period	$12.75	$12.70	$12.66	$12.69	$12.64	$12.67	$12.63	$12.61
Number of Accumulation Units Outstanding at end of period	182,044	255,093	413	7,917	12,529	17,465	489	28,137

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.88	$11.86	$11.85	$11.86	$11.84	$11.85	$11.84	$11.83
Number of Accumulation Units Outstanding at end of period	101,960	87,790	34	367	8,531	4,322	1,052	11,576

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Growth Subaccount II1
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.73	$12.69	$12.65	$12.68	$12.63	$12.66	$12.62	$12.59
End of period	$15.06	$14.98	$14.90	$14.96	$14.86	$14.92	$14.84	$14.80
Number of Accumulation Units Outstanding at end of period	29,498	33,284	—	6,087	673	9,742	—	6,483

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.87	$11.85	$11.84	$11.85	$11.83	$11.84	$11.83	$11.82
End of period	$12.73	$12.69	$12.65	$12.68	$12.63	$12.66	$12.62	$12.59
Number of Accumulation Units Outstanding at end of period	15,609	16,401	0	83	633	1,479	0	4,345

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.87	$11.85	$11.84	$11.85	$11.83	$11.84	$11.83	$11.82
Number of Accumulation Units Outstanding at end of period	6,279	15,009	0	116	177	123	0	2,670

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Mid Cap Value Subaccount[4]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.08	$13.04	$13.00	$13.03	$12.97	$13.01	$12.96	$12.94
End of period	$13.33	$13.26	$13.19	$13.24	$13.15	$13.20	$13.13	$13.10
Number of Accumulation Units Outstanding at end of period	145,269	273,868	2,904	621	13,643	5,393	—	37,692

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.45	$11.43	$11.42	$11.43	$11.41	$11.42	$11.41	$11.40
End of period	$13.08	$13.04	$13.00	$13.03	$12.97	$13.01	$12.96	$12.94
Number of Accumulation Units Outstanding at end of period	71,264	165,234	4,251	447	11,529	3,927	0	22,213

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.45	$11.43	$11.42	$11.43	$11.41	$11.42	$11.41	$11.40
Number of Accumulation Units Outstanding at end of period	26,234	63,794	177	314	1,857	772	0	2,329

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Stock Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.45	$13.40	$13.36	$13.39	$13.33	$13.37	$13.32	$13.30
End of period	$14.03	$13.96	$13.89	$13.94	$13.85	$13.90	$13.83	$13.79
Number of Accumulation Units Outstanding at end of period	679,132	936,774	10,633	11,367	100,524	34,581	349	68,558

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.00	$11.99	$11.97	$11.98	$11.96	$11.98	$11.96	$11.95
End of period	$13.45	$13.40	$13.36	$13.39	$13.33	$13.37	$13.32	$13.30
Number of Accumulation Units Outstanding at end of period	517,100	775,234	7,757	18,985	75,723	31,815	193	55,326

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$12.00	$11.99	$11.97	$11.98	$11.96	$11.98	$11.96	$11.95
Number of Accumulation Units Outstanding at end of period	193,666	306,576	2,567	12,710	20,707	6,880	56	21,489

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Index Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.63	$12.59	$12.55	$12.58	$12.53	$12.56	$12.52	$12.50
End of period	$13.42	$13.35	$13.28	$13.34	$13.25	$13.30	$13.23	$13.19
Number of Accumulation Units Outstanding at end of period	320,599	391,449	10,867	1,163	23,532	7,401	2,085	43,382

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.65	$11.63	$11.62	$11.63	$11.61	$11.62	$11.60	$11.60
End of period	$12.63	$12.59	$12.55	$12.58	$12.53	$12.56	$12.52	$12.50
Number of Accumulation Units Outstanding at end of period	252,129	343,644	10,948	361	25,282	6,305	1,141	21,049

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.65	$11.63	$11.62	$11.63	$11.61	$11.62	$11.60	$11.60
Number of Accumulation Units Outstanding at end of period	112,914	201,206	6,753	271	14,225	3,837	0	11,859

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner International Stock Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.01	$13.97	$13.92	$13.96	$13.90	$13.93	$13.89	$13.86
End of period	$15.30	$15.22	$15.14	$15.20	$15.10	$15.16	$15.08	$15.04
Number of Accumulation Units Outstanding at end of period	1,804,108	2,252,368	32,830	19,800	135,797	83,723	2,854	148,500

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.68	$11.66	$11.65	$11.66	$11.64	$11.65	$11.63	$11.63
End of period	$14.01	$13.97	$13.92	$13.96	$13.90	$13.93	$13.89	$13.86
Number of Accumulation Units Outstanding at end of period	1,318,841	1,734,014	27,906	21,283	83,704	55,364	1,153	86,675

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.68	$11.66	$11.65	$11.66	$11.64	$11.65	$11.63	$11.63
Number of Accumulation Units Outstanding at end of period	625,612	883,864	12,031	2,590	35,356	18,128	1,094	36,127

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner All Cap Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.69	$13.65	$13.60	$13.63	$13.58	$13.61	$13.57	$13.54
End of period	$16.27	$16.19	$16.10	$16.17	$16.06	$16.12	$16.04	$15.99
Number of Accumulation Units Outstanding at end of period	393,430	401,391	7,577	18,734	53,654	17,455	—	49,091

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.01	$11.99	$11.97	$11.99	$11.97	$11.98	$11.96	$11.95
End of period	$13.69	$13.65	$13.60	$13.63	$13.58	$13.61	$13.57	$13.54
Number of Accumulation Units Outstanding at end of period	232,789	243,863	7,721	5,028	39,593	8,153	0	29,325

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$12.01	$11.99	$11.97	$11.99	$11.97	$11.98	$11.96	$11.95
Number of Accumulation Units Outstanding at end of period	69,893	79,900	242	2,144	13,307	2,128	0	3,667

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Growth Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.99	$11.95	$11.91	$11.94	$11.89	$11.92	$11.88	$11.86
End of period	$13.82	$13.75	$13.67	$13.73	$13.64	$13.69	$13.62	$13.58
Number of Accumulation Units Outstanding at end of period	1,279,445	1,581,547	21,443	10,211	83,032	63,609	1,034	82,378

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.37	$11.36	$11.34	$11.35	$11.33	$11.35	$11.33	$11.32
End of period	$11.99	$11.95	$11.91	$11.94	$11.89	$11.92	$11.88	$11.86
Number of Accumulation Units Outstanding at end of period	930,134	1,291,484	13,366	5,954	70,031	38,326	1,277	57,189

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.37	$11.36	$11.34	$11.35	$11.33	$11.35	$11.33	$11.32
Number of Accumulation Units Outstanding at end of period	447,101	638,953	6,978	1,244	28,458	17,907	0	34,588

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Growth Subaccount II1
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.00	$11.96	$11.92	$11.95	$11.90	$11.93	$11.89	$11.87
End of period	$13.80	$13.72	$13.65	$13.71	$13.62	$13.67	$13.60	$13.56
Number of Accumulation Units Outstanding at end of period	62,196	57,447	367	893	3,223	1,424	—	8,052

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.33	$11.33
End of period	$12.00	$11.96	$11.92	$11.95	$11.90	$11.93	$11.89	$11.87
Number of Accumulation Units Outstanding at end of period	31,455	39,082	937	87	3,110	219	0	3,681

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.33	$11.33
Number of Accumulation Units Outstanding at end of period	15,710	15,082	0	0	389	0	0	1,844

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Growth Stock Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.60	$12.56	$12.52	$12.55	$12.50	$12.53	$12.49	$12.47
End of period	$13.60	$13.53	$13.45	$13.51	$13.42	$13.47	$13.40	$13.37
Number of Accumulation Units Outstanding at end of period	362,353	392,170	2,096	4,468	7,353	19,923	345	37,619

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.28	$11.26	$11.25	$11.26	$11.24	$11.25	$11.23	$11.23
End of period	$12.60	$12.56	$12.52	$12.55	$12.50	$12.53	$12.49	$12.47
Number of Accumulation Units Outstanding at end of period	193,850	244,976	1,225	5,851	6,093	12,169	0	21,477

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.28	$11.26	$11.25	$11.26	$11.24	$11.25	$11.23	$11.23
Number of Accumulation Units Outstanding at end of period	90,229	107,948	170	120	3,206	5,766	1,097	7,422

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Value Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.70	$12.66	$12.61	$12.65	$12.59	$12.63	$12.58	$12.56
End of period	$13.13	$13.06	$12.99	$13.04	$12.95	$13.01	$12.94	$12.90
Number of Accumulation Units Outstanding at end of period	1,279,907	1,652,773	18,581	12,390	94,979	53,208	1,636	107,194

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.83	$10.82	$10.80	$10.81	$10.79	$10.81	$10.79	$10.78
End of period	$12.70	$12.66	$12.61	$12.65	$12.59	$12.63	$12.58	$12.56
Number of Accumulation Units Outstanding at end of period	979,932	1,277,370	13,408	52,365	48,237	51,580	1,287	69,336

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.83	$10.82	$10.80	$10.81	$10.79	$10.81	$10.79	$10.78
Number of Accumulation Units Outstanding at end of period	394,472	552,756	4,118	7,049	21,636	11,015	2,278	29,811

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Stock Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.04	$12.00	$11.96	$11.99	$11.94	$11.97	$11.93	$11.91
End of period	$12.79	$12.72	$12.65	$12.70	$12.62	$12.67	$12.60	$12.57
Number of Accumulation Units Outstanding at end of period	758,817	1,200,173	22,410	16,350	59,059	58,397	1,341	96,258

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.89	$10.87	$10.86	$10.87	$10.85	$10.86	$10.85	$10.84
End of period	$12.04	$12.00	$11.96	$11.99	$11.94	$11.97	$11.93	$11.91
Number of Accumulation Units Outstanding at end of period	633,347	1,041,239	15,299	7,058	70,431	36,640	252	77,620

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.89	$10.87	$10.86	$10.87	$10.85	$10.86	$10.85	$10.84
Number of Accumulation Units Outstanding at end of period	324,629	561,236	8,413	1,748	39,818	16,972	0	36,454

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Index Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.32	$12.28	$12.24	$12.27	$12.22	$12.25	$12.21	$12.19
End of period	$12.80	$12.73	$12.66	$12.71	$12.63	$12.68	$12.61	$12.58
Number of Accumulation Units Outstanding at end of period	855,977	901,730	20,260	6,447	43,992	13,656	1,718	25,185

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.82	$10.80	$10.79	$10.80	$10.78	$10.79	$10.78	$10.77
End of period	$12.32	$12.28	$12.24	$12.27	$12.22	$12.25	$12.21	$12.19
Number of Accumulation Units Outstanding at end of period	627,703	719,547	20,415	5,461	42,357	10,013	1,265	17,715

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.82	$10.80	$10.79	$10.80	$10.78	$10.79	$10.78	$10.77
Number of Accumulation Units Outstanding at end of period	330,750	374,420	11,527	214	30,174	9,670	0	12,954

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Real Estate Securities Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.24	$15.19	$15.14	$15.18	$15.11	$15.15	$15.10	$15.08
End of period	$12.52	$12.45	$12.39	$12.44	$12.35	$12.40	$12.34	$12.31
Number of Accumulation Units Outstanding at end of period	488,422	789,781	9,998	7,779	74,248	20,369	2,410	75,002

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.50	$11.48	$11.47	$11.48	$11.46	$11.47	$11.46	$11.45
End of period	$15.24	$15.19	$15.14	$15.18	$15.11	$15.15	$15.10	$15.08
Number of Accumulation Units Outstanding at end of period	474,755	716,925	11,109	3,979	65,010	25,667	2,445	70,727

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.50	$11.48	$11.47	$11.48	$11.46	$11.47	$11.46	$11.45
Number of Accumulation Units Outstanding at end of period	233,060	340,605	3,503	1,220	28,359	5,066	1,579	41,915

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Balanced Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.60	$11.56	$11.52	$11.55	$11.50	$11.53	$11.49	$11.47
End of period	$12.08	$12.01	$11.95	$12.00	$11.92	$11.97	$11.90	$11.87
Number of Accumulation Units Outstanding at end of period	309,541	409,796	21,030	5,421	22,485	15,173	—	30,244

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.54	$10.53	$10.51	$10.52	$10.50	$10.52	$10.50	$10.49
End of period	$11.60	$11.56	$11.52	$11.55	$11.50	$11.53	$11.49	$11.47
Number of Accumulation Units Outstanding at end of period	219,808	307,407	3,693	3,940	23,476	12,560	0	22,329

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.54	$10.53	$10.51	$10.52	$10.50	$10.52	$10.50	$10.49
Number of Accumulation Units Outstanding at end of period	92,534	191,037	880	3,940	14,528	1,768	0	12,024

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent High Yield Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.45	$11.41	$11.37	$11.40	$11.35	$11.38	$11.34	$11.32
End of period	$11.61	$11.55	$11.49	$11.54	$11.46	$11.51	$11.45	$11.41
Number of Accumulation Units Outstanding at end of period	600,914	824,762	11,127	6,453	42,267	28,627	2,167	28,965

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.51	$10.50	$10.48	$10.49	$10.47	$10.48	$10.47	$10.46
End of period	$11.45	$11.41	$11.37	$11.40	$11.35	$11.38	$11.34	$11.32
Number of Accumulation Units Outstanding at end of period	469,176	668,327	9,274	5,017	39,522	23,078	2,580	22,396

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.51	$10.50	$10.48	$10.49	$10.47	$10.48	$10.47	$10.46
Number of Accumulation Units Outstanding at end of period	157,227	238,115	2,971	452	11,963	9,682	573	12,855

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Diversified Income Plus Subaccount[5]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.83	$11.79	$11.75	$11.78	$11.73	$11.76	$11.72	$11.70
End of period	$11.57	$11.51	$11.45	$11.49	$11.42	$11.46	$11.40	$11.37
Number of Accumulation Units Outstanding at End of Period	835,746	880,330	14,981	10,367	32,102	11,034	2,321	41,146

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.49	$10.48	$10.46	$10.47	$10.46	$10.47	$10.45	$10.44
End of period	$11.83	$11.79	$11.75	$11.78	$11.73	$11.76	$11.72	$11.70
Number of Accumulation Units Outstanding at end of period	278,318	298,765	14,106	465	15,695	3,400	1,542	12,347

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.49	$10.48	$10.46	$10.47	$10.46	$10.47	$10.45	$10.44
Number of Accumulation Units Outstanding at end of period	35,577	44,295	319	0	1,778	0	0	201

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Income Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.51	$10.48	$10.44	$10.47	$10.42	$10.45	$10.42	$10.40
End of period	$10.77	$10.72	$10.66	$10.70	$10.63	$10.67	$10.62	$10.59
Number of Accumulation Units Outstanding at end of period	1,104,193	1,312,728	26,699	23,841	59,305	67,332	699	54,370

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.10	$10.08	$10.07	$10.08	$10.06	$10.07	$10.06	$10.05
End of period	$10.51	$10.48	$10.44	$10.47	$10.42	$10.45	$10.42	$10.40
Number of Accumulation Units Outstanding at end of period	686,145	961,641	13,060	21,953	47,208	37,571	2,256	46,176

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.10	$10.08	$10.07	$10.08	$10.06	$10.07	$10.06	$10.05
Number of Accumulation Units Outstanding at end of period	316,696	463,600	4,916	5,601	33,444	19,379	0	21,157

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Bond Index Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.33	$10.30	$10.26	$10.29	$10.24	$10.27	$10.24	$10.22
End of period	$10.78	$10.72	$10.67	$10.71	$10.64	$10.68	$10.62	$10.60
Number of Accumulation Units Outstanding at end of period	663,899	779,282	12,745	12,396	60,157	26,164	1,176	48,150

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.05	$10.04	$10.03	$10.04	$10.02	$10.03	$10.02	$10.01
End of period	$10.33	$10.30	$10.26	$10.29	$10.24	$10.27	$10.24	$10.22
Number of Accumulation Units Outstanding at end of period	487,826	629,636	13,130	11,368	24,429	22,424	1,425	32,970

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.05	$10.04	$10.03	$10.04	$10.02	$10.03	$10.02	$10.01
Number of Accumulation Units Outstanding at end of period	226,366	298,851	7,702	0	17,483	6,617	1,779	16,695

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Limited Maturity Bond Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.41	$10.37	$10.34	$10.37	$10.32	$10.35	$10.31	$10.30
End of period	$10.69	$10.63	$10.58	$10.62	$10.55	$10.59	$10.54	$10.51
Number of Accumulation Units Outstanding at end of period	984,832	1,292,227	30,604	4,517	42,994	29,389	579	48,781

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.08	$10.07	$10.05	$10.06	$10.05	$10.06	$10.04	$10.04
End of period	$10.41	$10.37	$10.34	$10.37	$10.32	$10.35	$10.31	$10.30
Number of Accumulation Units Outstanding at end of period	771,153	1,029,760	14,592	4,554	35,308	23,747	557	37,370

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.08	$10.07	$10.05	$10.06	$10.05	$10.06	$10.04	$10.04
Number of Accumulation Units Outstanding at end of period	360,812	523,319	6,471	253	18,391	16,298	0	17,074

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mortgage Securities Subaccount
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.39	$10.35	$10.32	$10.34	$10.30	$10.33	$10.29	$10.27
End of period	$10.78	$10.72	$10.67	$10.71	$10.64	$10.68	$10.62	$10.60
Number of Accumulation Units Outstanding at end of period	189,188	198,888	3,573	488	13,688	8,574	1,063	7,469

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.04	$10.03	$10.02	$10.03	$10.01	$10.02	$10.01	$10.00
End of period	$10.39	$10.35	$10.32	$10.34	$10.30	$10.33	$10.29	$10.27
Number of Accumulation Units Outstanding at end of period	141,444	194,635	2,294	2,276	13,521	6,266	2,096	6,047

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.04	$10.03	$10.02	$10.03	$10.01	$10.02	$10.01	$10.00
Number of Accumulation Units Outstanding at end of period	72,319	119,481	547	0	8,344	4,411	0	5,919

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Money Market Subaccount[2]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.05	$1.05	$1.04	$1.04	$1.04	$1.04	$1.04	$1.04
End of period	$1.09	$1.08	$1.08	$1.08	$1.07	$1.08	$1.07	$1.07
Number of Accumulation Units Outstanding at end of period	22,128,415	27,502,366	344,000	84,670	1,008,917	886,921	5,483	1,376,299

	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01
End of period	$1.05	$1.05	$1.04	$1.04	$1.04	$1.04	$1.04	$1.04
Number of Accumulation Units Outstanding at end of period	9,641,658	13,461,822	168,101	75,711	1,085,997	1,175,204	0	317,306

	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
End of period	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01
Number of Accumulation Units Outstanding at end of period	2,665,294	4,478,720	17,954	70,206	298,193	46,123	55,160	55,002

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Thrivent Aggressive Allocation Subaccount[4]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.78	$12.76	$12.73	$12.74	$12.72	$12.73	$12.70	$12.69
End of period	$13.82	$13.79	$13.73	$13.75	$13.71	$13.73	$13.68	$13.66
Number of Accumulation Units Outstanding at end of period	1,607,984	3,795,306	42,910	31,686	356,562	74,611	5,243	896,933
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.36	$11.35	$11.34	$11.35	$11.34	$11.34	$11.33	$11.33
End of period	$12.78	$12.76	$12.73	$12.74	$12.72	$12.73	$12.70	$12.69
Number of Accumulation Units Outstanding at end of period	1,150,697	2,830,018	27,361	20,278	325,159	53,975	5,252	539,359
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.36	$11.35	$11.34	$11.35	$11.34	$11.34	$11.33	$11.33
Number of Accumulation Units Outstanding at end of period	229,328	713,449	7,344	5,953	75,293	17,714	1,213	136,020

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Moderately Aggressive Allocation Subaccount[4]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$12.45	$12.43	$12.40	$12.41	$12.39	$12.40	$12.37	$12.36	$12.34	$12.32
End of period	$13.27	$13.24	$13.18	$13.20	$13.17	$13.18	$13.13	$13.11	$13.08	$13.04
Number of Accumulation Units Outstanding at end of period	5,094,961	3,795,306	42,910	31,686	356,562	74,611	5,243	896,933	179,744	409,118
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$11.13	$11.12	$11.11	$11.11	$11.11	$11.11	$11.10	$11.10	$11.09	$11.08
End of period	$12.45	$12.43	$12.40	$12.41	$12.39	$12.40	$12.37	$12.36	$12.34	$12.32
Number of Accumulation Units Outstanding at end of period	3,711,260	9,300,799	223,805	65,196	1,098,060	318,370	21,030	1,736,960	156,691	276,685
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.13	$11.12	$11.11	$11.11	$11.11	$11.11	$11.10	$11.10	$11.09	$11.08
Number of Accumulation Units Outstanding at end of period	870,455	2,514,234	78,349	33,510	268,093	125,657	9,983	369,663	71,063	118,462

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Moderate Allocation Subaccount[4]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$12.04	$12.02	$11.99	$12.00	$11.98	$11.99	$11.96	$11.95	$11.93	$11.91
End of period	$12.71	$12.68	$12.63	$12.65	$12.61	$12.63	$12.58	$12.56	$12.53	$12.49
Number of Accumulation Units Outstanding at end of period	6,412,200	14,486,823	397,603	204,432	1,890,770	644,774	116,012	2,606,537	606,529	898,466
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.92	$10.91	$10.90	$10.90	$10.89	$10.90	$10.89	$10.88	$10.88	$10.87
End of period	$12.04	$12.02	$11.99	$12.00	$11.98	$11.99	$11.96	$11.95	$11.93	$11.91
Number of Accumulation Units Outstanding at end of period	4,216,530	9,124,711	208,550	142,312	1,185,078	346,371	99,772	1,871,277	508,647	599,852
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.92	$10.91	$10.90	$10.90	$10.89	$10.90	$10.89	$10.88	$10.88	$10.87
Number of Accumulation Units Outstanding at end of period	1,288,871	2,442,683	72,399	6,690	348,463	59,423	37,015	577,157	139,781	128,980

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Moderately Conservative Allocation Subaccount[4]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Options A & RPA
Accumulation Unit Value:
Beginning of period	$11.55	$11.53	$11.50	$11.51	$11.49	$11.50	$11.47	$11.46	$11.44	$11.42
End of period	$12.06	$12.03	$11.98	$12.00	$11.96	$11.98	$11.93	$11.92	$11.88	$11.85
Number of Accumulation Units Outstanding at end of period	2,775,824	4,497,935	201,851	172,060	452,683	113,156	32,694	624,630	240,461	233,725
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.66	$10.65	$10.64	$10.65	$10.64	$10.64	$10.63	$10.63	$10.62	$10.61
End of period	$11.55	$11.53	$11.50	$11.51	$11.49	$11.50	$11.47	$11.46	$11.44	$11.42
Number of Accumulation Units Outstanding at end of period	1,632,119	2,522,231	84,151	27,509	311,017	64,487	8,984	451,912	252,472	185,593
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.66	$10.65	$10.64	$10.65	$10.64	$10.64	$10.63	$10.63	$10.62	$10.61
Number of Accumulation Units Outstanding at end of period	568,181	1,075,668	4,943	27,387	160,782	28,067	0	146,983	116,568	92,239

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Technology Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.35	$16.28	$16.18	$16.21	$16.15	$16.18	$16.08	$16.05
End of period	$17.96	$17.87	$17.73	$17.77	$17.68	$17.73	$17.59	$17.55
Number of Accumulation Units Outstanding at end of period	300,501	682,268	18,937	11,217	64,613	37,708	1,282	170,876
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.01	$15.96	$15.88	$15.91	$15.86	$15.88	$15.81	$15.78
End of period	$16.35	$16.28	$16.18	$16.21	$16.15	$16.18	$16.08	$16.05
Number of Accumulation Units Outstanding at end of period	316,258	786,648	19,249	7,427	63,572	39,744	1,308	193,855
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.60	$15.57	$15.52	$15.54	$15.50	$15.52	$15.47	$15.45
End of period	$16.01	$15.96	$15.88	$15.91	$15.86	$15.88	$15.81	$15.78
Number of Accumulation Units Outstanding at end of period	360,173	904,984	18,486	10,296	83,423	43,973	1,343	230,872

	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.05	$15.03	$15.00	$15.01	$14.99	$15.00	$14.98	$14.97
End of period	$15.60	$15.57	$15.52	$15.54	$15.50	$15.52	$15.47	$15.45
Number of Accumulation Units Outstanding at end of period	320,526	827,401	18,053	9,731	85,582	38,015	935	224,916

	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.05	$10.05	$10.05	$10.05	$10.04	$10.04	$10.04	$10.04
End of period	$15.05	$15.03	$15.00	$15.01	$14.99	$15.00	$14.98	$14.97
Number of Accumulation Units Outstanding at end of period	146,336	441,859	12,770	7,952	59,226	22,489	165	141,657

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Small Cap Growth Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$18.50	$18.42	$18.31	$18.35	$18.27	$18.31	$18.20	$18.16
End of period	$19.86	$19.75	$19.60	$19.65	$19.55	$19.60	$19.45	$19.40
Number of Accumulation Units Outstanding at end of period	360,916	620,048	17,571	7,891	63,371	24,041	2,615	120,771
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.61	$16.56	$16.48	$16.51	$16.46	$16.48	$16.40	$16.38
End of period	$18.50	$18.42	$18.31	$18.35	$18.27	$18.31	$18.20	$18.16
Number of Accumulation Units Outstanding at end of period	379,185	699,967	21,197	9,574	76,974	28,777	2,820	150,997
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.16	$16.12	$16.07	$16.09	$16.05	$16.07	$16.02	$16.00
End of period	$16.61	$16.56	$16.48	$16.51	$16.46	$16.48	$16.40	$16.38
Number of Accumulation Units Outstanding at end of period	419,227	824,652	24,460	14,502	91,779	35,236	3,108	189,156

	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.67	$14.66	$14.63	$14.64	$14.62	$14.63	$14.61	$14.60
End of period	$16.16	$16.12	$16.07	$16.09	$16.05	$16.07	$16.02	$16.00
Number of Accumulation Units Outstanding at end of period	370,766	748,187	25,446	9,610	87,714	37,549	2,428	197,568

	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.32	$10.31	$10.31	$10.31	$10.31	$10.31	$10.31	$10.31
End of period	$14.67	$14.66	$14.63	$14.64	$14.62	$14.63	$14.61	$14.60
Number of Accumulation Units Outstanding at end of period	183,974	420,621	15,298	3,209	52,932	16,163	798	112,616

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Small Cap Value Subaccount[3]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$21.18	$21.10	$20.98	$21.02	$20.95	$20.98	$20.87	$20.83
End of period	$20.73	$20.63	$20.49	$20.54	$20.44	$20.49	$20.35	$20.30
Number of Accumulation Units Outstanding at end of period	571,282	1,302,620	35,583	12,218	108,154	51,970	4,291	204,656
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$17.62	$17.58	$17.51	$17.53	$17.48	$17.51	$17.44	$17.41
End of period	$21.18	$21.10	$20.98	$21.02	$20.95	$20.98	$20.87	$20.83
Number of Accumulation Units Outstanding at end of period	637,569	1,514,491	36,699	18,651	117,798	72,085	3,786	266,664
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.99	$16.96	$16.92	$16.93	$16.91	$16.92	$16.88	$16.86
End of period	$17.62	$17.58	$17.51	$17.53	$17.48	$17.51	$17.44	$17.41
Number of Accumulation Units Outstanding at end of period	708,036	1,734,362	32,646	22,318	149,623	63,085	4,938	328,006
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
End of period	$16.99	$16.96	$16.92	$16.93	$16.91	$16.92	$16.88	$16.86
Number of Accumulation Units Outstanding at end of period	570,543	1,437,666	27,135	15,928	138,141	69,309	3,281	260,495
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
Number of Accumulation Units Outstanding at end of period	183,633	448,245	7,515	4,949	54,508	25,256	345	83,166

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Small Cap Stock Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$20.15	$20.07	$19.94	$19.98	$19.90	$19.94	$19.82	$19.78
End of period	$21.15	$21.04	$20.88	$20.93	$20.83	$20.88	$20.72	$20.67
Number of Accumulation Units Outstanding at end of period	792,317	2,150,904	48,544	21,589	199,513	74,091	11,019	478,394
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$18.06	$18.00	$17.92	$17.95	$17.89	$17.92	$17.83	$17.81
End of period	$20.15	$20.07	$19.94	$19.98	$19.90	$19.94	$19.82	$19.78
Number of Accumulation Units Outstanding at end of period	911,321	2,496,589	52,300	26,886	270,522	89,130	10,819	572,648
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.78	$16.75	$16.69	$16.71	$16.67	$16.69	$16.64	$16.62
End of period	$18.06	$18.00	$17.92	$17.95	$17.89	$17.92	$17.83	$17.81
Number of Accumulation Units Outstanding at end of period	969,081	2,684,284	54,650	36,504	310,354	97,125	10,204	642,240
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
End of period	$16.78	$16.75	$16.69	$16.71	$16.67	$16.69	$16.64	$16.62
Number of Accumulation Units Outstanding at end of period	753,103	2,270,202	48,200	36,161	254,078	86,968	5,703	581,932
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
Number of Accumulation Units Outstanding at end of period	183,633	448,245	7,515	4,949	54,508	25,256	345	83,166

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Small Cap Index Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$20.16	$20.07	$19.95	$19.99	$19.91	$19.95	$19.82	$19.78
End of period	$19.83	$19.73	$19.58	$19.63	$19.53	$19.58	$19.43	$19.38
Number of Accumulation Units Outstanding at end of period	873,813	1,807,062	39,639	13,643	166,963	45,898	5,105	286,049
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$17.76	$17.71	$17.62	$17.65	$17.60	$17.62	$17.54	$17.51
End of period	$20.16	$20.07	$19.95	$19.99	$19.91	$19.95	$19.82	$19.78
Number of Accumulation Units Outstanding at end of period	1,014,247	2,127,298	40,225	13,961	232,290	51,260	7,733	330,313
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.73	$16.70	$16.64	$16.66	$16.63	$16.64	$16.59	$16.57
End of period	$17.76	$17.71	$17.62	$17.65	$17.60	$17.62	$17.54	$17.51
Number of Accumulation Units Outstanding at end of period	1,155,889	2,428,392	50,972	17,905	277,998	59,819	10,164	410,319
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.86	$13.84	$13.82	$13.82	$13.81	$13.82	$13.79	$13.78
End of period	$16.73	$16.70	$16.64	$16.66	$16.63	$16.64	$16.59	$16.57
Number of Accumulation Units Outstanding at end of period	963,158	2,125,478	45,044	18,408	245,439	54,491	14,064	377,997
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.14	$10.14	$10.14	$10.14	$10.14	$10.14	$10.13	$10.13
End of period	$13.86	$13.84	$13.82	$13.82	$13.81	$13.82	$13.79	$13.78
Number of Accumulation Units Outstanding at end of period	470,402	1,145,902	31,702	7,220	153,028	22,219	10,410	229,672

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Growth Subaccount[1]
	2007
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$17.44	$17.37	$17.26		$17.30	$17.23	$17.26	$17.16	$17.12
End of period	$20.69	$20.58	$20.42		$20.48	$20.37	$20.42	$20.27	$20.21
Number of Accumulation Units Outstanding at end of period	1,126,894	2,269,437	77,902		30,792	200,515	155,532	6,848	381,881
	2006
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.24	$16.18	$16.11		$16.13	$16.08	$16.11	$16.03	$16.01
End of period	$17.44	$17.37	$17.26		$17.30	$17.23	$17.26	$17.16	$17.12
Number of Accumulation Units Outstanding at end of period	1,241,507	2,615,767	90,501		30,454	236,076	110,573	7,366	466,592
	2005
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.75	$14.72	$14.67		$14.69	$14.66	$14.67	$14.63	$14.61
End of period	$16.24	$16.18	$16.11		$16.13	$16.08	$16.11	$16.03	$16.01
Number of Accumulation Units Outstanding at end of period	1,475,367	3,175,097	99,525		36,780	310,942	129,708	9,881	598,668
	2004
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.39	$13.38	$13.36		$13.36	$13.35	$13.36	$13.33	$13.32
End of period	$14.75	$14.72	$14.67		$14.69	$14.66	$14.67	$14.63	$14.61
Number of Accumulation Units Outstanding at end of period	1,384,023	3,009,068	101,855		29,030	291,396	118,680	11,281	585,266
	2003
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.96	$ 9.96	$ 9.66	*	$ 9.96	$ 9.96	$ 9.96	$ 9.96	$ 9.96
End of period	$13.39	$13.38	$13.36		$13.36	$13.35	$13.36	$13.33	$13.32
Number of Accumulation Units Outstanding at end of period	590,700	1,182,223	44,062		11,819	139,634	63,205	4,336	238,792

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Growth Subaccount II1
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$18.31	$18.23	$18.12	$18.16	$18.08	$18.12	$18.01	$17.97
End of period	$21.69	$21.58	$21.41	$21.47	$21.36	$21.41	$21.25	$21.19
Number of Accumulation Units Outstanding at end of period	147,310	361,994	13,095	8,913	32,671	22,634	2,182	84,863
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$17.04	$16.99	$16.91	$16.94	$16.88	$16.91	$16.83	$16.80
End of period	$18.31	$18.23	$18.12	$18.16	$18.08	$18.12	$18.01	$17.97
Number of Accumulation Units Outstanding at end of period	163,702	417,887	16,901	9,636	38,798	30,867	2,240	103,581
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.49	$15.46	$15.41	$15.43	$15.39	$15.41	$15.36	$15.34
End of period	$17.04	$16.99	$16.91	$16.94	$16.88	$16.91	$16.83	$16.80
Number of Accumulation Units Outstanding at end of period	195,135	508,615	19,317	10,234	59,271	31,817	2,752	137,162
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.46	$13.44	$13.42	$13.43	$13.41	$13.42	$13.39	$13.39
End of period	$15.49	$15.46	$15.41	$15.43	$15.39	$15.41	$15.36	$15.34
Number of Accumulation Units Outstanding at end of period	185,921	493,241	20,336	9,692	52,198	31,712	1,297	131,652
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.91	$ 9.91	$ 9.90	$ 9.90	$ 9.90	$ 9.90	$ 9.90	$ 9.90
End of period	$13.46	$13.44	$13.42	$13.43	$13.41	$13.42	$13.39	$13.39
Number of Accumulation Units Outstanding at end of period	88,608	307,772	11,489	5,280	33,336	23,180	361	86,268

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Mid Cap Value Subaccount[4]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.12	$13.09	$13.06	$13.07	$13.05	$13.06	$13.03	$13.02
End of period	$13.38	$13.34	$13.29	$13.31	$13.27	$13.29	$13.24	$13.22
Number of Accumulation Units Outstanding at end of period	103,712	178,757	23,434	99	15,274	7,942	794	40,307
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.46	$11.45	$11.44	$11.44	$11.44	$11.44	$11.43	$11.42
End of period	$13.12	$13.09	$13.06	$13.07	$13.05	$13.06	$13.03	$13.02
Number of Accumulation Units Outstanding at end of period	69,308	104,581	24,588	4,528	14,361	4,327	810	12,217
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.46	$11.45	$11.44	$11.44	$11.44	$11.44	$11.43	$11.42
Number of Accumulation Units Outstanding at end of period	32,880	64,437	6,475	1,467	4,163	1,366	0	7,863

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Stock Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$19.71	$19.63	$19.50	$19.54	$19.46	$19.50	$19.38	$19.34
End of period	$20.60	$20.50	$20.34	$20.39	$20.29	$20.34	$20.18	$20.13
Number of Accumulation Units Outstanding at end of period	853,798	2,298,020	47,814	19,638	221,019	91,991	9,906	493,399
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$17.57	$17.51	$17.43	$17.46	$17.40	$17.43	$17.35	$17.32
End of period	$19.71	$19.63	$19.50	$19.54	$19.46	$19.50	$19.38	$19.34
Number of Accumulation Units Outstanding at end of period	946,093	2,627,138	54,918	23,154	275,820	146,312	9,952	592,564
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.26	$15.23	$15.18	$15.20	$15.17	$15.18	$15.13	$15.12
End of period	$17.57	$17.51	$17.43	$17.46	$17.40	$17.43	$17.35	$17.32
Number of Accumulation Units Outstanding at end of period	990,723	2,701,924	52,593	28,170	285,740	160,346	8,878	629,070
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.16	$13.15	$13.13	$13.13	$13.12	$13.13	$13.10	$13.10
End of period	$15.26	$15.23	$15.18	$15.20	$15.17	$15.18	$15.13	$15.12
Number of Accumulation Units Outstanding at end of period	662,511	2,035,231	40,656	21,192	246,409	80,635	6,030	534,111
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.06	$10.06	$10.06	$10.06	$10.06	$10.06	$10.06	$10.06
End of period	$13.16	$13.15	$13.13	$13.13	$13.12	$13.13	$13.10	$13.10
Number of Accumulation Units Outstanding at end of period	377,364	1,296,928	27,120	15,840	185,101	50,855	2,762	389,992

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Index Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$18.63	$18.56	$18.44	$18.48	$18.40	$18.44	$18.33	$18.29
End of period	$19.83	$19.73	$19.58	$19.63	$19.53	$19.58	$19.43	$19.38
Number of Accumulation Units Outstanding at end of period	952,732	1,986,826	49,874	10,846	160,440	46,036	4,627	350,833
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$17.16	$17.10	$17.02	$17.05	$16.99	$17.02	$16.94	$16.91
End of period	$18.63	$18.56	$18.44	$18.48	$18.40	$18.44	$18.33	$18.29
Number of Accumulation Units Outstanding at end of period	1,115,682	2,333,703	51,598	13,843	225,240	58,855	5,171	425,412
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.44	$15.41	$15.36	$15.37	$15.34	$15.36	$15.31	$15.29
End of period	$17.16	$17.10	$17.02	$17.05	$16.99	$17.02	$16.94	$16.91
Number of Accumulation Units Outstanding at end of period	1,261,241	2,691,521	61,174	16,239	286,230	76,693	7,624	508,438
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.49	$13.47	$13.45	$13.46	$13.44	$13.45	$13.42	$13.42
End of period	$15.44	$15.41	$15.36	$15.37	$15.34	$15.36	$15.31	$15.29
Number of Accumulation Units Outstanding at end of period	982,653	2,254,928	44,811	16,919	262,289	63,773	6,472	450,737
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.12	$10.11	$10.11	$10.11	$10.11	$10.11	$10.11	$10.11
End of period	$13.49	$13.47	$13.45	$13.46	$13.44	$13.45	$13.42	$13.42
Number of Accumulation Units Outstanding at end of period	423,741	1,140,853	26,810	7,958	154,701	19,741	3,030	233,961

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner International Stock Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$20.35	$20.27	$20.14	$20.18	$20.10	$20.14	$20.02	$19.98
End of period	$22.26	$22.14	$21.97	$22.03	$21.91	$21.97	$21.80	$21.74
Number of Accumulation Units Outstanding at end of period	3,107,622	6,451,898	170,504	77,821	563,231	238,574	19,551	902,332
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.94	$16.88	$16.80	$16.83	$16.78	$16.80	$16.72	$16.70
End of period	$20.35	$20.27	$20.14	$20.18	$20.10	$20.14	$20.02	$19.98
Number of Accumulation Units Outstanding at end of period	3,510,215	7,406,403	196,324	89,972	673,869	257,089	22,834	1,040,713
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.06	$15.03	$14.98	$14.99	$14.96	$14.98	$14.93	$14.91
End of period	$16.94	$16.88	$16.80	$16.83	$16.78	$16.80	$16.72	$16.70
Number of Accumulation Units Outstanding at end of period	4,110,701	8,585,035	212,719	96,941	831,334	306,698	27,940	1,305,069
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.57	$12.56	$12.53	$12.54	$12.53	$12.53	$12.51	$12.50
End of period	$15.06	$15.03	$14.98	$14.99	$14.96	$14.98	$14.93	$14.91
Number of Accumulation Units Outstanding at end of period	2,865,440	6,224,333	162,926	67,084	659,902	206,307	22,438	1,085,027
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.14	$10.14	$10.14	$10.14	$10.13	$10.14	$10.13	$10.13
End of period	$12.57	$12.56	$12.53	$12.54	$12.53	$12.53	$12.51	$12.50
Number of Accumulation Units Outstanding at end of period	510,675	1,375,180	32,837	18,584	196,297	56,799	8,466	382,092

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner All Cap Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$18.11	$18.03	$17.92	$17.96	$17.88	$17.92	$17.81	$17.77
End of period	$21.55	$21.44	$21.28	$21.33	$21.22	$21.28	$21.11	$21.06
Number of Accumulation Units Outstanding at end of period	546,004	991,069	25,945	8,801	104,301	40,074	7,316	231,549
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.85	$15.80	$15.73	$15.75	$15.70	$15.73	$15.65	$15.63
End of period	$18.11	$18.03	$17.92	$17.96	$17.88	$17.92	$17.81	$17.77
Number of Accumulation Units Outstanding at end of period	553,991	1,007,048	29,913	6,267	107,152	42,175	5,362	232,594
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.54	$13.52	$13.47	$13.49	$13.46	$13.47	$13.43	$13.41
End of period	$15.85	$15.80	$15.73	$15.75	$15.70	$15.73	$15.65	$15.63
Number of Accumulation Units Outstanding at end of period	538,631	1,041,144	37,637	5,754	102,619	40,047	3,762	258,791
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.05	$12.04	$12.02	$12.02	$12.01	$12.02	$12.00	$11.99
End of period	$13.54	$13.52	$13.47	$13.49	$13.46	$13.47	$13.43	$13.41
Number of Accumulation Units Outstanding at end of period	382,400	737,925	30,630	10,257	89,720	26,479	2,259	248,144
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.87	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86
End of period	$12.05	$12.04	$12.02	$12.02	$12.01	$12.02	$12.00	$11.99
Number of Accumulation Units Outstanding at end of period	186,499	433,539	20,055	7,760	58,112	20,370	1,882	162,809

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Growth Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.92	$14.86	$14.76	$14.79	$14.73	$14.76	$14.67	$14.64
End of period	$17.22	$17.14	$17.00	$17.05	$16.96	$17.00	$16.87	$16.83
Number of Accumulation Units Outstanding at end of period	3,416,166	6,285,687	234,300	90,325	579,633	262,331	24,336	927,461
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.13	$14.09	$14.02	$14.04	$14.00	$14.02	$13.95	$13.93
End of period	$14.92	$14.86	$14.76	$14.79	$14.73	$14.76	$14.67	$14.64
Number of Accumulation Units Outstanding at end of period	3,794,543	7,212,999	272,738	97,353	695,973	283,057	24,826	1,123,103
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.35	$13.32	$13.28	$13.29	$13.26	$13.28	$13.24	$13.22
End of period	$14.13	$14.09	$14.02	$14.04	$14.00	$14.02	$13.95	$13.93
Number of Accumulation Units Outstanding at end of period	4,349,671	8,270,646	290,343	107,792	877,730	320,318	32,682	1,358,621
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.54	$12.52	$12.50	$12.51	$12.49	$12.50	$12.48	$12.47
End of period	$13.35	$13.32	$13.28	$13.29	$13.26	$13.28	$13.24	$13.22
Number of Accumulation Units Outstanding at end of period	3,196,709	5,995,430	264,117	59,898	643,671	229,639	25,650	1,049,393
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.71	$ 9.71	$ 9.71	$ 9.71	$ 9.71	$ 9.71	$ 9.71	$ 9.71
End of period	$12.54	$12.52	$12.50	$12.51	$12.49	$12.50	$12.48	$12.47
Number of Accumulation Units Outstanding at end of period	1,202,793	2,105,973	111,384	20,263	274,976	99,590	10,646	470,909

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Growth Subaccount II1
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.90	$13.85	$13.76	$13.79	$13.73	$13.76	$13.67	$13.65
End of period	$16.02	$15.93	$15.81	$15.85	$15.77	$15.81	$15.69	$15.65
Number of Accumulation Units Outstanding at end of period	301,811	517,695	19,146	11,066	47,857	15,737	1,028	91,852
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.16	$13.12	$13.06	$13.08	$13.04	$13.06	$13.00	$12.98
End of period	$13.90	$13.85	$13.76	$13.79	$13.73	$13.76	$13.67	$13.65
Number of Accumulation Units Outstanding at end of period	347,588	608,945	22,529	12,428	62,924	19,358	1,853	120,067
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.43	$12.40	$12.36	$12.38	$12.35	$12.36	$12.32	$12.31
End of period	$13.16	$13.12	$13.06	$13.08	$13.04	$13.06	$13.00	$12.98
Number of Accumulation Units Outstanding at end of period	400,489	715,268	35,526	13,451	75,358	18,931	1,682	137,237
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.68	$11.67	$11.65	$11.66	$11.64	$11.65	$11.63	$11.62
End of period	$12.43	$12.40	$12.36	$12.38	$12.35	$12.36	$12.32	$12.31
Number of Accumulation Units Outstanding at end of period	369,140	672,238	34,373	11,352	73,256	15,224	1,076	145,612
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.62	$ 9.62	$ 9.62	$ 9.62	$ 9.62	$ 9.62	$ 9.62	$ 9.62
End of period	$11.68	$11.67	$11.65	$11.66	$11.64	$11.65	$11.63	$11.62
Number of Accumulation Units Outstanding at end of period	236,022	449,670	16,967	7,052	53,286	10,236	1,488	105,790

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Growth Stock Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.38	$16.31	$16.21	$16.24	$16.17	$16.21	$16.11	$16.07
End of period	$17.70	$17.61	$17.47	$17.52	$17.43	$17.47	$17.34	$17.29
Number of Accumulation Units Outstanding at end of period	822,602	1,612,870	52,382	22,481	111,765	57,223	5,615	252,776
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.63	$14.58	$14.51	$14.54	$14.49	$14.51	$14.45	$14.42
End of period	$16.38	$16.31	$16.21	$16.24	$16.17	$16.21	$16.11	$16.07
Number of Accumulation Units Outstanding at end of period	907,174	1,755,123	63,211	19,887	130,608	52,799	7,570	285,888
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.91	$13.88	$13.84	$13.85	$13.82	$13.84	$13.79	$13.78
End of period	$14.63	$14.58	$14.51	$14.54	$14.49	$14.51	$14.45	$14.42
Number of Accumulation Units Outstanding at end of period	1,022,584	1,923,616	68,552	25,311	146,357	63,744	9,312	342,179
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.79	$12.78	$12.76	$12.76	$12.75	$12.76	$12.73	$12.73
End of period	$13.91	$13.88	$13.84	$13.85	$13.82	$13.84	$13.79	$13.78
Number of Accumulation Units Outstanding at end of period	818,560	1,615,776	60,212	15,657	122,435	54,704	7,759	348,982
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.87	$ 9.87	$ 9.87	$ 9.87	$ 9.87	$ 9.87	$ 9.86	$ 9.86
End of period	$12.79	$12.78	$12.76	$12.76	$12.75	$12.76	$12.73	$12.73
Number of Accumulation Units Outstanding at end of period	351,448	720,886	39,359	15,062	63,440	33,135	3,485	190,197

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Value Subaccount[2]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$17.56	$17.49	$17.40	$17.43	$17.36	$17.40	$17.30	$17.27
End of period	$18.18	$18.09	$17.97	$18.01	$17.92	$17.97	$17.84	$17.80
Number of Accumulation Units Outstanding at end of period	2,514,296	5,279,050	148,453	64,348	445,654	199,307	17,744	697,467
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.95	$14.91	$14.85	$14.87	$14.83	$14.85	$14.79	$14.77
End of period	$17.56	$17.49	$17.40	$17.43	$17.36	$17.40	$17.30	$17.27
Number of Accumulation Units Outstanding at end of period	2,865,110	6,060,006	176,115	80,320	546,616	234,074	20,004	859,000
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.12	$14.10	$14.06	$14.08	$14.05	$14.06	$14.03	$14.02
End of period	$14.95	$14.91	$14.85	$14.87	$14.83	$14.85	$14.79	$14.77
Number of Accumulation Units Outstanding at end of period	3,144,828	6,662,581	187,695	97,014	650,256	257,226	26,268	1,034,623
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.51	$12.50	$12.49	$12.50	$12.49	$12.49	$12.48	$12.47
End of period	$14.12	$14.10	$14.06	$14.08	$14.05	$14.06	$14.03	$14.02
Number of Accumulation Units Outstanding at end of period	2,350,844	5,271,237	157,793	71,116	544,132	192,973	19,114	830,815
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$12.51	$12.50	$12.49	$12.50	$12.49	$12.49	$12.48	$12.47
Number of Accumulation Units Outstanding at end of period	1,017,316	2,539,932	85,069	38,937	320,623	104,633	10,966	493,911

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Stock Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.65	$14.59	$14.50	$14.53	$14.47	$14.50	$14.41	$14.38
End of period	$15.59	$15.51	$15.39	$15.43	$15.35	$15.39	$15.27	$15.23
Number of Accumulation Units Outstanding at end of period	3,307,204	8,873,652	207,219	81,524	802,536	316,775	35,777	1,822,873
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.23	$13.19	$13.13	$13.15	$13.11	$13.13	$13.07	$13.05
End of period	$14.65	$14.59	$14.50	$14.53	$14.47	$14.50	$14.41	$14.38
Number of Accumulation Units Outstanding at end of period	3,859,438	10,497,669	236,824	120,000	1,008,216	368,867	42,892	2,260,024
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.70	$12.68	$12.64	$12.65	$12.62	$12.64	$12.59	$12.58
End of period	$13.23	$13.19	$13.13	$13.15	$13.11	$13.13	$13.07	$13.05
Number of Accumulation Units Outstanding at end of period	4,571,629	12,509,901	262,659	162,051	1,264,541	455,556	44,730	2,766,727
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.84	$11.83	$11.81	$11.81	$11.80	$11.81	$11.78	$11.78
End of period	$12.70	$12.68	$12.64	$12.65	$12.62	$12.64	$12.59	$12.58
Number of Accumulation Units Outstanding at end of period	3,983,624	11,074,319	215,515	153,857	1,184,488	415,029	44,028	2,629,685
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86
End of period	$11.84	$11.83	$11.81	$11.81	$11.80	$11.81	$11.78	$11.78
Number of Accumulation Units Outstanding at end of period	2,241,679	6,534,792	153,442	101,062	822,436	303,172	28,205	1,883,213

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Index Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.29	$16.23	$16.13	$16.16	$16.09	$16.13	$16.03	$15.99
End of period	$16.95	$16.86	$16.73	$16.77	$16.69	$16.73	$16.60	$16.56
Number of Accumulation Units Outstanding at end of period	2,358,488	4,678,331	96,888	24,187	415,974	153,351	19,054	690,071
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.28	$14.24	$14.17	$14.19	$14.15	$14.17	$14.10	$14.08
End of period	$16.29	$16.23	$16.13	$16.16	$16.09	$16.13	$16.03	$15.99
Number of Accumulation Units Outstanding at end of period	2,721,746	5,475,556	103,906	30,308	548,187	188,770	21,341	812,020
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.78	$13.75	$13.71	$13.72	$13.69	$13.71	$13.66	$13.65
End of period	$14.28	$14.24	$14.17	$14.19	$14.15	$14.17	$14.10	$14.08
Number of Accumulation Units Outstanding at end of period	3,195,719	6,385,374	130,512	38,561	662,581	227,562	25,602	989,541
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.61	$12.59	$12.57	$12.58	$12.56	$12.57	$12.55	$12.54
End of period	$13.78	$13.75	$13.71	$13.72	$13.69	$13.71	$13.66	$13.65
Number of Accumulation Units Outstanding at end of period	2,559,470	5,396,193	124,455	43,444	601,339	191,464	24,657	881,474
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.94	$ 9.94	$ 9.94	$ 9.94	$ 9.94	$ 9.94	$ 9.93	$ 9.93
End of period	$12.61	$12.59	$12.57	$12.58	$12.56	$12.57	$12.55	$12.54
Number of Accumulation Units Outstanding at end of period	1,094,827	2,587,392	62,818	22,463	329,481	78,068	17,916	508,095

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Real Estate Securities Subaccount[3]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$25.66	$25.56	$25.42	$25.47	$25.38	$25.42	$25.28	$25.24
End of period	$21.11	$21.01	$20.87	$20.91	$20.82	$20.87	$20.72	$20.67
Number of Accumulation Units Outstanding at end of period	1,069,325	2,224,611	59,505	29,112	198,181	78,712	8,442	367,686
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$19.33	$19.28	$19.20	$19.23	$19.18	$19.20	$19.13	$19.10
End of period	$25.66	$25.56	$25.42	$25.47	$25.38	$25.42	$25.28	$25.24
Number of Accumulation Units Outstanding at end of period	1,443,014	2,838,432	73,690	46,111	273,675	106,815	14,025	508,144
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$17.26	$17.23	$17.18	$17.20	$17.17	$17.18	$17.14	$17.13
End of period	$19.33	$19.28	$19.20	$19.23	$19.18	$19.20	$19.13	$19.10
Number of Accumulation Units Outstanding at end of period	1,760,745	3,401,716	91,907	47,804	344,701	126,781	17,416	610,810
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.91	$12.90	$12.89	$12.89	$12.88	$12.89	$12.87	$12.87
End of period	$17.26	$17.23	$17.18	$17.20	$17.17	$17.18	$17.14	$17.13
Number of Accumulation Units Outstanding at end of period	1,482,826	2,766,024	72,062	42,496	296,806	117,680	22,867	516,512
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$12.91	$12.90	$12.89	$12.89	$12.88	$12.89	$12.87	$12.87
Number of Accumulation Units Outstanding at end of period	571,734	991,956	31,213	13,548	122,259	51,582	11,096	192,444

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Balanced Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.07	$14.01	$13.92	$13.95	$13.89	$13.92	$13.83	$13.81
End of period	$14.67	$14.60	$14.48	$14.52	$14.45	$14.48	$14.37	$14.34
Number of Accumulation Units Outstanding at end of period	1,858,186	3,275,260	150,085	40,414	382,739	150,502	9,839	713,666
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.77	$12.73	$12.66	$12.68	$12.64	$12.66	$12.60	$12.58
End of period	$14.07	$14.01	$13.92	$13.95	$13.89	$13.92	$13.83	$13.81
Number of Accumulation Units Outstanding at end of period	2,130,111	3,792,471	188,515	79,218	486,708	168,846	10,017	837,022
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.42	$12.39	$12.35	$12.37	$12.34	$12.35	$12.31	$12.30
End of period	$12.77	$12.73	$12.66	$12.68	$12.64	$12.66	$12.60	$12.58
Number of Accumulation Units Outstanding at end of period	2,560,202	4,498,404	231,421	93,268	585,035	184,269	15,515	1,056,828
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.62	$11.60	$11.58	$11.59	$11.58	$11.58	$11.56	$11.56
End of period	$12.42	$12.39	$12.35	$12.37	$12.34	$12.35	$12.31	$12.30
Number of Accumulation Units Outstanding at end of period	2,282,415	4,256,194	216,560	99,439	570,910	164,632	14,708	1,124,852
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.03	$10.02	$10.02	$10.02	$10.02	$10.02	$10.02	$10.02
End of period	$11.62	$11.60	$11.58	$11.59	$11.58	$11.58	$11.56	$11.56
Number of Accumulation Units Outstanding at end of period	1,135,226	2,334,655	126,750	45,802	352,659	79,999	7,333	708,329

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent High Yield Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.34	$16.27	$16.17	$16.21	$16.14	$16.17	$16.07	$16.04
End of period	$16.61	$16.52	$16.39	$16.43	$16.35	$16.39	$16.27	$16.22
Number of Accumulation Units Outstanding at end of period	1,330,238	2,531,903	67,107	44,464	199,940	100,603	11,726	356,941
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.98	$14.93	$14.86	$14.89	$14.84	$14.86	$14.79	$14.77
End of period	$16.34	$16.27	$16.17	$16.21	$16.14	$16.17	$16.07	$16.04
Number of Accumulation Units Outstanding at end of period	1,561,441	2,975,984	83,156	49,889	265,167	117,722	13,718	459,084
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.56	$14.53	$14.48	$14.50	$14.47	$14.48	$14.43	$14.42
End of period	$14.98	$14.93	$14.86	$14.89	$14.84	$14.86	$14.79	$14.77
Number of Accumulation Units Outstanding at end of period	1,774,697	3,256,051	90,163	50,038	332,733	127,230	15,412	571,326
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.37	$13.35	$13.33	$13.33	$13.32	$13.33	$13.30	$13.30
End of period	$14.56	$14.53	$14.48	$14.50	$14.47	$14.48	$14.43	$14.42
Number of Accumulation Units Outstanding at end of period	1,464,910	2,723,625	91,702	45,225	295,371	103,234	12,175	475,625
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.56	$10.56	$10.55	$10.55	$10.55	$10.55	$10.55	$10.55
End of period	$13.37	$13.35	$13.33	$13.33	$13.32	$13.33	$13.30	$13.30
Number of Accumulation Units Outstanding at end of period	606,852	1,068,668	50,378	15,428	143,447	45,101	5,254	203,469

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Diversified Income Plus Subaccount[5]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.59	$16.52	$16.41	$16.45	$16.38	$16.41	$16.31	$16.28
End of period	$16.24	$16.16	$16.04	$16.08	$15.99	$16.04	$15.91	$15.87
Number of Accumulation Units Outstanding at end of period	745,989	1,503,014	50,063	30,707	167,865	70,515	4,175	327,530
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.69	$14.64	$14.57	$14.59	$14.55	$14.57	$14.50	$14.48
End of period	$16.59	$16.52	$16.41	$16.45	$16.38	$16.41	$16.31	$16.28
Number of Accumulation Units Outstanding at end of period	695,238	1,487,040	54,296	16,664	172,951	48,163	4,501	349,548
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.33	$14.30	$14.25	$14.27	$14.24	$14.25	$14.21	$14.19
End of period	$14.69	$14.64	$14.57	$14.59	$14.55	$14.57	$14.50	$14.48
Number of Accumulation Units Outstanding at end of period	702,602	1,644,967	41,372	14,472	191,521	46,226	4,654	402,144
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.42	$13.40	$13.38	$13.38	$13.37	$13.38	$13.35	$13.35
End of period	$14.33	$14.30	$14.25	$14.27	$14.24	$14.25	$14.21	$14.19
Number of Accumulation Units Outstanding at end of period	778,347	1,746,610	44,353	21,766	207,181	52,064	4,824	438,427
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.82	$10.81	$10.81	$10.81	$10.81	$10.81	$10.81	$10.81
End of period	$13.42	$13.40	$13.38	$13.38	$13.37	$13.38	$13.35	$13.35
Number of Accumulation Units Outstanding at end of period	414,094	933,529	25,074	15,545	123,926	31,730	3,239	322,215

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Income Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.03	$11.98	$11.91	$11.93	$11.88	$11.91	$11.83	$11.81
End of period	$12.35	$12.29	$12.19	$12.22	$12.16	$12.19	$12.10	$12.07
Number of Accumulation Units Outstanding at end of period	2,526,570	4,855,310	145,800	62,658	405,258	162,311	12,766	724,957
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.54	$11.50	$11.45	$11.47	$11.43	$11.45	$11.40	$11.38
End of period	$12.03	$11.98	$11.91	$11.93	$11.88	$11.91	$11.83	$11.81
Number of Accumulation Units Outstanding at end of period	2,683,381	5,190,435	178,237	70,213	451,253	184,130	15,932	840,102
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.41	$11.38	$11.34	$11.36	$11.33	$11.34	$11.31	$11.29
End of period	$11.54	$11.50	$11.45	$11.47	$11.43	$11.45	$11.40	$11.38
Number of Accumulation Units Outstanding at end of period	3,061,587	5,647,357	187,348	67,071	550,631	198,409	17,384	977,799
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.01	$11.00	$10.98	$10.98	$10.97	$10.98	$10.96	$10.95
End of period	$11.41	$11.38	$11.34	$11.36	$11.33	$11.34	$11.31	$11.29
Number of Accumulation Units Outstanding at end of period	2,377,594	4,316,828	179,359	60,613	472,351	167,529	16,010	845,021
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.26	$10.26	$10.26	$10.26	$10.25	$10.26	$10.25	$10.25
End of period	$11.01	$11.00	$10.98	$10.98	$10.97	$10.98	$10.96	$10.95
Number of Accumulation Units Outstanding at end of period	1,149,251	1,950,422	108,707	34,933	243,938	100,670	10,172	498,016

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Bond Index Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.11	$11.06	$10.99	$11.02	$10.97	$10.99	$10.93	$10.90
End of period	$11.61	$11.55	$11.46	$11.49	$11.43	$11.46	$11.37	$11.35
Number of Accumulation Units Outstanding at end of period	2,226,126	4,707,629	84,881	39,595	435,888	203,310	40,064	794,819
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.80	$10.76	$10.71	$10.73	$10.70	$10.71	$10.66	$10.65
End of period	$11.11	$11.06	$10.99	$11.02	$10.97	$10.99	$10.93	$10.90
Number of Accumulation Units Outstanding at end of period	2,480,855	5,340,013	115,844	63,456	538,943	229,457	45,148	931,495
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.69	$10.66	$10.63	$10.64	$10.62	$10.63	$10.59	$10.58
End of period	$10.80	$10.76	$10.71	$10.73	$10.70	$10.71	$10.66	$10.65
Number of Accumulation Units Outstanding at end of period	2,896,174	6,108,047	125,813	75,463	653,438	282,860	56,646	1,101,029
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.40	$10.39	$10.37	$10.37	$10.36	$10.37	$10.35	$10.34
End of period	$10.69	$10.66	$10.63	$10.64	$10.62	$10.63	$10.59	$10.58
Number of Accumulation Units Outstanding at end of period	2,586,660	5,484,784	131,799	79,360	579,892	253,605	55,308	1,086,821
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.15	$10.15	$10.14	$10.15	$10.14	$10.14	$10.14	$10.14
End of period	$10.40	$10.39	$10.37	$10.37	$10.36	$10.37	$10.35	$10.34
Number of Accumulation Units Outstanding at end of period	1,501,208	3,411,084	89,015	60,698	410,765	161,813	49,060	784,156

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Limited Maturity Bond Subaccount[1]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.97	$10.92	$10.85	$10.87	$10.83	$10.85	$10.78	$10.76
End of period	$11.28	$11.22	$11.13	$11.16	$11.11	$11.13	$11.05	$11.02
Number of Accumulation Units Outstanding at end of period	3,199,069	6,721,269	182,530	61,298	582,583	193,988	24,962	957,837
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.60	$10.57	$10.52	$10.54	$10.50	$10.52	$10.47	$10.45
End of period	$10.97	$10.92	$10.85	$10.87	$10.83	$10.85	$10.78	$10.76
Number of Accumulation Units Outstanding at end of period	3,636,089	7,398,414	213,872	84,064	629,059	224,304	29,830	1,088,726
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.52	$10.49	$10.46	$10.47	$10.45	$10.46	$10.43	$10.41
End of period	$10.60	$10.57	$10.52	$10.54	$10.50	$10.52	$10.47	$10.45
Number of Accumulation Units Outstanding at end of period	4,375,044	8,693,006	239,959	92,293	807,379	263,579	34,264	1,253,010
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.44	$10.42	$10.41	$10.41	$10.40	$10.41	$10.39	$10.38
End of period	$10.52	$10.49	$10.46	$10.47	$10.45	$10.46	$10.43	$10.41
Number of Accumulation Units Outstanding at end of period	3,726,984	7,351,174	221,289	71,471	709,401	251,851	32,883	1,172,640
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.10	$10.10	$10.09	$10.10	$10.09	$10.09	$10.09	$10.09
End of period	$10.44	$10.42	$10.41	$10.41	$10.40	$10.41	$10.39	$10.38
Number of Accumulation Units Outstanding at end of period	1,656,856	3,264,396	107,349	45,731	400,464	119,358	19,292	641,106

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mortgage Securities Subaccount[3]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.86	$10.82	$10.77	$10.79	$10.75	$10.77	$10.71	$10.69
End of period	$11.30	$11.24	$11.16	$11.19	$11.14	$11.16	$11.09	$11.06
Number of Accumulation Units Outstanding at end of period	729,428	1,497,190	39,098	21,324	164,534	64,828	9,110	211,756
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.49	$10.46	$10.42	$10.44	$10.41	$10.42	$10.38	$10.37
End of period	$10.86	$10.82	$10.77	$10.79	$10.75	$10.77	$10.71	$10.69
Number of Accumulation Units Outstanding at end of period	908,631	1,811,599	51,293	19,766	204,472	75,852	12,934	271,435
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.40	$10.38	$10.36	$10.37	$10.35	$10.36	$10.33	$10.32
End of period	$10.49	$10.46	$10.42	$10.44	$10.41	$10.42	$10.38	$10.37
Number of Accumulation Units Outstanding at end of period	1,142,657	2,142,821	73,904	23,426	266,104	89,927	14,918	340,288
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.11	$10.10	$10.09	$10.10	$10.09	$10.09	$10.08	$10.08
End of period	$10.40	$10.38	$10.36	$10.37	$10.35	$10.36	$10.33	$10.32
Number of Accumulation Units Outstanding at end of period	967,929	1,887,352	68,237	20,593	223,204	91,630	17,743	307,160
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.11	$10.10	$10.09	$10.10	$10.09	$10.09	$10.08	$10.08
Number of Accumulation Units Outstanding at end of period	467,638	852,533	28,470	8,317	91,895	52,375	7,668	162,319

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Money Market Subaccount[2]
	2007
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.05	$1.05	$1.04	$1.04	$1.04	$1.04	$1.04	$1.03
End of period	$1.09	$1.09	$1.08	$1.08	$1.08	$1.08	$1.07	$1.07
Number of Accumulation Units Outstanding at end of period	16,714,829	31,447,573	572,524	556,706	2,741,516	1,319,931	184,357	5,237,171
	2006
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.00	$1.00
End of period	$1.05	$1.05	$1.04	$1.04	$1.04	$1.04	$1.04	$1.03
Number of Accumulation Units Outstanding at end of period	11,211,009	24,303,721	777,113	665,667	2,887,479	1,250,750	131,569	4,078,959
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.00	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99
End of period	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.00	$1.00
Number of Accumulation Units Outstanding at end of period	11,614,190	23,180,959	872,800	509,686	1,969,198	1,031,099	158,798	3,705,345
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$0.99
End of period	$1.00	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99
Number of Accumulation Units Outstanding at end of period	9,524,278	17,960,441	810,501	248,164	2,332,992	572,407	172,934	3,591,253
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
End of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$0.99
Number of Accumulation Units Outstanding at end of period	5,820,255	11,514,889	425,507	192,549	1,630,564	303,986	78,483	2,772,683

[1]	The above Subaccounts commenced operations on October 31, 2002.
[2]	The above Subaccounts commenced operations on April 25, 2003.
[3]	The above Subaccounts commenced operations on April 30, 2003.
[4]	The above Subaccounts commenced operations on April 29, 2005.
[5]	Formerly known as Thrivent High Yield Subaccount II.

APPENDIX B—PRIOR CONTRACT

We offered a flexible premium deferred variable annuity contract (the “Prior Contract”) (form # W-BB-FPVA) beginning in 2002. The Prior Contract is no longer being issued.

Principal Differences

The principal differences between the Contract offered by this Prospectus and the Prior Contract relate to the following charges:

♦	Surrender Charges

♦	Risk Charges

♦	Annual administrative charge

Other Differences

Other differences between the Contract offered by this Prospectus and the Prior Contract relate to the following:

♦	The minimum amount that must remain after a partial surrender

♦	The restriction on transfers from a Fixed Period Allocation

♦	The minimum amount required for the initial premium

♦	The interest rate credited for amounts allocated to the Fixed Account when the Contract has an optional death benefit

♦	The Return Protection Allocation is offered as an amendment instead of an optional provision of the Contract

♦	The Guaranteed Lifetime Withdrawal Benefit is not offered with the Prior Contract

Surrender Charges

The maximum surrender charge for the Prior Contract is 6% and it applies for six years as follows:

Contract Year	1	2	3	4	5	6

Percent Applied	6%	5%	4%	3%	2%	1%

Risk Charges

The current risk charges for the Prior Contract are lower than the Risk Charges for the Contract offered by this Prospectus. The Fee and Expense Tables set forth below list the current and maximum risk charges for the Prior Contract. We may change the current risk charges for the Prior Contract in the future, but we guarantee that they will never exceed the maximum annual rates shown in the Fee and Expense Tables set forth below. On or after the Annuity Date, the risk charges for Annuity Unit Values are 1.25%.

Annual Administrative Charge

The Prior Contract has no annual administrative charge.

APPENDIX B—PRIOR CONTRACT

Other Differences

Under the Contract covered by this Prospectus, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under the Prior Contract, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $600.

The Contract covered by this Prospectus does not allow transfers from a Fixed Period Allocation. The Prior Contract allows such transfers, which are subject to the Market Value Adjustment.

Under the Contract covered by this Prospectus, the initial premium must be at least $5,000 for a Contract that is not issued in connection with a Qualified Plan and $2,000 for a Contract that is issued in connection with a Qualified Plan. Under the Prior Contract, the initial premium must be at least $600 on an annual basis.

Under the Contract covered by this Prospectus, the interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest amount credited for a contract without any optional death benefits. Under the Prior Contract, the interest rate for amounts credited to the Fixed Account will not be reduced if the contract has an optional death benefit.

The Contract covered by this Prospectus offers the Return Protection Allocation as an optional benefit. Under the Prior Contract, the Return Protection Allocation is offered (at different charges) by an amendment to the Prior Contract.

FEE AND EXPENSE TABLES FOR PRIOR CONTRACT

The following tables describe the fees and expenses that you will pay when owning, making additional payments to, and surrendering the Prior Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Prior Contract, surrender the Prior Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Prior Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00%[1]

Transfer Charge (after 12 free transfers)	$25[2]

APPENDIX B—PRIOR CONTRACT

The next table describes the fees and expenses that you will pay periodically during the time that you own the Prior Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Separate Account Expenses as a percentage of average Contract value
Mortality & Expense Risk Charge[3]	Maximum	Current
Basic Death Benefit	1.25%	1.10%
Charges for Optional Benefits (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.10	0.10

Premium Accumulation Death Benefit (PADB)	0.25	0.25

Earnings Addition Death Benefit (EADB)	0.20	0.20

MADB and PADB	0.30	0.30

MADB and EADB	0.25	0.25

PADB and EADB	0.40	0.40

MADB and PADB and EADB	0.45	0.45

Basic Death Benefit and Return Protection Allocation (RPA)	0.75	0.55

MADB and RPA	0.85	0.65
Maximum Total Separate Account Expenses[4]	2.10%	1.75%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[5]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[6]
	Maximum	Minimum
(expenses that are deducted from Fund Assets, including management fees, and other expenses):	1.80%	0.36%

APPENDIX B—PRIOR CONTRACT

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Prior Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Prior Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits7

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$901	$1,450	$2,011	$3,774
Minimum Portfolio Expenses:	$751	$994	$1,241	$2,233
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$901	$1,450	$1,817	$3,774
Minimum Portfolio Expenses:	$751	$994	$1,032	$2,233
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$353	$1,074	$1,817	$3,774
Minimum Portfolio Expenses:	$194	$600	$1,032	$2,233

APPENDIX B—PRIOR CONTRACT

Example 2: Contract with the MADB plus the RPA8

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$845	$1,284	$1,733	$3,233
Minimum Portfolio Expenses:	$804	$1,158	$1,519	$2,806
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$845	$1,284	$1,533	$3,233
Minimum Portfolio Expenses:	$804	$1,158	$1,316	$2,806
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$294	$901	$1,533	$3,233
Minimum Portfolio Expenses:	$250	$770	$1,316	$2,806

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 7 and later. The surrender charge also will be deducted if the annuity payments begin during the fist three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 The table shows the current and maximum risk charges for the Prior Contract. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Prior Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

4 The maximum total separate account expenses occur when both the MADB and RPA are selected as optional benefits.

5 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

6 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.35% to 1.50%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2007, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

7 For this example, the following assumptions are used: 0.45% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.36% to 1.80%.

8 For this example, the following assumptions are used: 0.85% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.72% to 0.81%.

No person has been given the authority to give any information or to make any representations other than those contained in these prospectuses. If given or made, such information or representations must not be relied upon as having been authorized. These prospectuses do not constitute an offer to any person in a state where it is unlawful to make such an offer.

Thrivent Financial

for Lutherans

The variable annuity contract described herein is issued by Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, MN 55415, and distributed by Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, MN 55415, a subsidiary of Thrivent Financial for Lutherans.

22868PR R4-08

Contract Form W-BC-FPVA (05), W-BB-FBVA (02)

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statement of Additional Information

Dated April 30, 2008

For

Flexible Premium Deferred Variable Annuity Contract

Issued by

THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2008 (the “Prospectus”) for Thrivent Variable Annuity Account I (the “Variable Account”) describing an individual flexible premium deferred variable annuity contract (the “Contract”) being offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial, along with a Prior Contract which is being replaced by the Contract. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

1

INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial), Fixed Period Allocations, or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompanies the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Period Allocations or the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

PRINCIPAL UNDERWRITER

Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Mgt. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

From time to time, Thrivent Financial may offer to exchange old contracts offered by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract offered in this Prospectus. No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Mgmt. retained $0.

2007	2006	2005
$41,487,071	$41,202,199	$39,514,114

STANDARD AND POOR’S DISCLAIMER

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities

2

generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500® or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The consolidated balance sheets of Thrivent Financial as of December 31, 2007 and 2006, as well as the related consolidated statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2007, appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose address is 220 south Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account I at December 31, 2007 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

3

Report of Independent Registered Public Accounting Firm

The Board of Directors

Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (“Thrivent Financial”) as of December 31, 2007 and 2006, and the related consolidated statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of Thrivent Financial’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of Thrivent Financial’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2007 and 2006, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, Thrivent Financial changed its method of accounting for its pension plans to adopt Statement of Financial Accounting Standards No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, effective December 31, 2007.

Minneapolis, Minnesota

February 1, 2008

Thrivent Financial for Lutherans

Consolidated Balance Sheets

As of December 31, 2007 and 2006

(in millions)

	2007	2006
Assets
Fixed maturity securities, at fair value	$28,637	$29,609
Equity securities, at fair value	1,529	1,335
Mortgage loans	7,406	7,135
Contract loans	1,238	1,240
Short-term investments	1,922	1,964
Amounts due from brokers	20	151
Other investments	1,197	853

Total investments	41,949	42,287

Cash and cash equivalents	824	1,008
Accrued investment income	373	378
Receivables	189	205
Deferred acquisition costs	2,152	2,170
Property and equipment, net	147	142
Other assets	33	22
Assets held in separate accounts	13,987	12,738

Total Assets	$59,654	$58,950

Liabilities
Future contract benefits	$13,786	$13,132
Contractholder funds	21,468	22,684
Unpaid claims and claim expenses	208	196
Amounts due to brokers	670	1,074
Securities lending obligation	1,714	1,711
Other liabilities	578	551
Liabilities related to separate accounts	13,987	12,738

Total Liabilities	52,411	52,086
Members’ Equity
Retained earnings	7,212	6,600
Accumulated other comprehensive income	31	264

Total Members’ Equity	7,243	6,864

Total Liabilities and Members’ Equity	$59,654	$58,950

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Operations

For the Years Ended December 31, 2007, 2006 and 2005

(in millions)

	2007	2006	2005
Revenues
Premiums	$1,317	$1,256	$1,220
Net investment income	2,384	2,265	2,250
Realized investment gains, net	115	117	83
Contract charges	657	624	600
Other revenue	321	271	244

Total Revenues	4,794	4,533	4,397

Benefits and Expenses
Contract claims and other benefits	1,218	1,167	1,119
Increase in contract reserves	569	523	602
Interest credited	1,029	1,025	998
Dividends to members	293	256	250

Total benefits	3,109	2,971	2,969

Underwriting, acquisition and insurance expenses	642	647	566
Amortization of deferred acquisition costs	243	218	196
Fraternal benefits and expenses	188	185	168

Total expenses	1,073	1,050	930

Total Benefits and Expenses	4,182	4,021	3,899

Net Income	$612	$512	$498

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Members’ Equity

For the Years Ended December 31, 2007, 2006 and 2005

(in millions)

	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance as of January 1, 2005	$5,590	$1,056	$6,646
Comprehensive Income (Loss):
Net income	498	—	498
Other comprehensive loss	—	(722)	(722)

Total comprehensive loss			(224)

Balance as of December 31, 2005	6,088	334	6,422
Comprehensive Income (Loss):
Net income	512	—	512
Other comprehensive loss	—	(70)	(70)

Total comprehensive income			442

Balance as of December 31, 2006	6,600	264	6,864
Comprehensive Income (Loss):
Net income	612	—	612
Other comprehensive loss	—	(233)	(233)

Total comprehensive income			379

Balance as of December 31, 2007	$7,212	$31	$7,243

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Cash Flows

For the Years Ended December 31, 2007, 2006 and 2005

(in millions)

	2007	2006	2005
Operating Activities
Net income	$612	$512	$498
Adjustments to reconcile net income to net cash provided by operating activities:
Change in contract liabilities and accruals	666	564	620
Change in contractholder funds	(27)	315	574
Change in deferred acquisition costs	32	11	(21)
Realized investment gains, net	(115)	(117)	(83)
Changes in other assets and liabilities	19	(2)	(28)

Net Cash Provided by Operating Activities	1,187	1,283	1,560

Investing Activities
Proceeds from sales, maturities or repayments of fixed maturity securities	9,271	10,433	11,524
Cost of fixed maturity securities acquired	(8,684)	(10,141)	(10,742)
Proceeds from sales of equity securities	1,826	1,360	797
Cost of equity securities acquired	(1,902)	(1,430)	(919)
Proceeds from mortgage loans sold, matured or repaid	870	864	983
Cost of mortgage loans acquired	(1,113)	(1,238)	(1,676)
Sales of fixed maturity securities under mortgage roll program, net	287	309	(816)
Contract loans repaid (issued), net	2	(2)	9
Sales of short-term investments, net	42	125	311
Change in collateral held for securities lending	3	(225)	(353)
Other, net	(784)	(474)	(395)

Net Cash Used in Investing Activities	(182)	(419)	(1,277)

Financing Activities
Universal life and investment contract receipts	1,327	1,398	1,522
Universal life and investment contract withdrawals	(2,516)	(2,338)	(1,924)

Net Cash Used in Financing Activities	(1,189)	(940)	(402)

Net Change in Cash and Cash Equivalents	(184)	(76)	(119)
Cash and Cash Equivalents, Beginning of Year	1,008	1,084	1,203

Cash and Cash Equivalents, End of Year	$824	$1,008	$1,084

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2007, 2006 and 2005

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and banking and trust services, through its subsidiaries and affiliates.

Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of Thrivent Financial and its wholly owned subsidiaries and affiliated entities that are subject to consolidation, which include a stock life insurance company, a broker-dealer, a registered investment advisor, a bank, certain investment funds, a real estate development company, a transfer agent and a property and casualty insurance agency. All significant intercompany transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Investments

Fixed maturity securities:  Investments in fixed maturity securities are classified as either available for sale or as trading, and are carried at fair value. Unrealized gains and losses on securities within the available-for-sale portfolio are included as a component of other comprehensive income, while the change in fair value on securities within the trading portfolio are recognized in the Consolidated Statements of Operations as a component of realized investment gains and losses. Discounts or premiums on fixed maturity securities are amortized over the term of the securities using the effective interest method.

Equity securities:  Investments in equity securities are classified as available for sale and carried at fair value.

Mortgage loans:  Mortgage loans are generally stated at their unpaid principal balances, adjusted for premium and discount amortization and an allowance for uncollectible balances. Discounts or premiums are amortized over the term of the loans using the effective interest method.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Investments, continued

Contract loans:  Contract loans are generally carried at their aggregate unpaid balances.

Short-term investments:  Short-term investments are carried at amortized cost, which approximates fair value. Short-term investments consist primarily of collateral on loaned securities (which is invested in an affiliated money market mutual fund), short-term government securities and corporate notes. Short-term investments have contractual maturities of 12 months or less at the time of acquisition.

Other investments:  Other investments consist primarily of equity limited partnerships, real estate joint ventures, derivative instruments and real estate. Real estate joint ventures and equity limited partnerships are valued using the equity method. Derivatives are carried at fair market value. Real estate is valued at cost plus capital expenditures less accumulated depreciation.

Loaned securities:  Securities loaned under Thrivent Financial’s securities lending agreement are included in the Consolidated Balance Sheets. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in a segregated affiliated money market mutual fund included in short-term investments on the Consolidated Balance Sheets. An obligation is also recognized for the amount of the collateral and is included in the Consolidated Balance Sheets. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary.

Mortgage dollar roll program:  Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed securities (“MBS”). MBS dollar rolls are similar to repurchase agreements, whereby Thrivent Financial sells a mortgage-backed security and subsequently enters into a commitment to purchase another security at a specified later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $0.6 billion and $0.9 billion in the mortgage dollar roll program outstanding as of December 31, 2007 and 2006, respectively.

Unrealized investment gains and losses:  Unrealized investment gains and losses on securities classified as available for sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members’ equity.

Realized investment gains and losses:  Realized investment gains and losses on sales of securities are determined using an average cost method. Changes in fair value of fixed maturity securities within the trading portfolio are included as a component of realized investment gains and losses. Thrivent Financial periodically reviews its securities portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is an other-than-temporary impairment. Factors considered in the evaluation include the following: 1) Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security; 2) the financial condition of the issuer; 3) the near-term prospects of the issuer; 4) the length of time of the impairment; 5) the extent of the impairment; 6) Thrivent Financial’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery in the market; 7) Thrivent Financial’s intent to retain its investment in the security for a period of time sufficient to allow for any anticipated recovery in the market. Investments that are determined to be other-than-temporarily impaired are written down to fair value, and the write-down is included in realized investment gains in the Consolidated Statements of Operations. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Cash and Cash Equivalents

Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs

Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

For interest-sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets, which range from 3 years for computer hardware and software to 40 years for buildings.

Separate Accounts

Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Consolidated Statements of Operations. While separate account liability values are not guaranteed, the variable annuity products in the separate accounts include guaranteed minimum death benefits and guaranteed minimum accumulation benefits. At both December 31, 2007 and 2006, reserves totaling $4 million for these benefits have been recognized.

Contract Liabilities and Accruals

Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for nonparticipating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long-term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Contract Liabilities and Accruals, continued

Claim reserves are established for future payments not yet due on claims already incurred, reported or unreported, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds

Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits

For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Other Revenue

Other revenue consists primarily of fees earned from investment advisory services performed for the Thrivent family of mutual funds and variable product investment funds.

Dividends to Members

Thrivent Financial’s insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Operations. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.

Fraternal Benefits and Expenses

Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its chapter system, which is made up of approximately 1,400 chapters, whose members participate in locally sponsored charitable activities.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Income Taxes

Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Thrivent Financial’s subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense recorded by Thrivent Financial’s subsidiaries for the years ended December 31, 2007, 2006 and 2005 totaled $12 million, $10 million and $6 million, respectively. This tax expense is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statements of Operations. Thrivent Financial’s subsidiaries had a net deferred tax liability as of December 31, 2007 and 2006 of $22 million and $35 million, respectively.

New Accounting Standards

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48-1, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48-1”). This statement clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement of Financial Accounting Standards (“SFAS”) No. 109, Accounting for Income Taxes. Thrivent Financial adopted FIN 48-1 during 2007, and the adoption did not have a significant impact on the consolidated financial statements.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 132(R). This statement requires: (a) recognition of an asset for the funded status, measured as the difference between the fair value of plan assets and the benefit obligation, of defined benefit postretirement plans that are overfunded and a liability for plans that are underfunded, measured as of the employer’s fiscal year end; and (b) recognition of changes in the funded status of defined benefit postretirement plans, other than for the net periodic benefit cost included in net income, in accumulated other comprehensive income. Thrivent Financial adopted SFAS No. 158 during 2007 and the adoption did not have a significant impact on the consolidated financial statements.

In September 2005, the AICPA issued Statement of Position (“SOP”) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs (“DAC”) in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. Thrivent Financial adopted SOP 05-1 during 2007, and the adoption did not have a significant impact on the consolidated financial statements.

In November 2005, the FASB issued FASB Staff Positions (“FSP”) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments. This FSP provides additional guidance for evaluating impaired securities for indicators on an impairment that is other than temporary. Thrivent Financial adopted FSP FAS 115-1 and FAS 124-1 during 2006, and the adoption did not have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments

Fixed Maturity Securities

The amortized cost and fair value of Thrivent Financial’s investment in fixed maturity securities held in the available for sale portfolio are summarized as follows (in millions):

December 31, 2007	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Loan-backed obligations of U.S. government corporations and agencies	$3,632	$22	$29	$3,625
U.S. Treasury securities and non- loan-backed obligations of U.S. government corporations and agencies	803	34	—	837
Corporate and other bonds	18,504	364	405	18,463
Mortgage- & asset-backed securities	4,979	20	117	4,882

Total fixed maturity securities	$27,918	$440	$551	$27,807

December 31, 2006
Loan-backed obligations of U.S. government corporations and agencies	$4,957	$10	$79	$4,888
U.S. Treasury securities and non- loan-backed obligations of U.S. government corporations and agencies	850	12	3	859
Corporate and other bonds	18,778	419	252	18,945
Mortgage- & asset-backed securities	4,974	18	75	4,917

Total fixed maturity securities	$29,559	$459	$409	$29,609

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities in the available for sale portfolio have been in a continuous unrealized loss position, as of December 31, 2007 (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Loan-backed obligations of U.S. government corporations and agencies	6	$49	$—	77	$1,955	$29
U.S. Treasury securities and non- loan-backed obligations of U.S. government corporations and agencies	1	46	—	1	2	—
Corporate and other bonds	840	4,575	193	710	4,225	212
Mortgage & asset-backed securities	96	1,289	52	140	2,194	65

Total fixed maturity securities	943	$5,959	$245	928	$8,376	$306

As of December 31, 2007, gross unrealized losses on fixed maturity securities in the available-for-sale portfolio totaled $551 million comprising 1,871 issuers. Of this amount, $306 million, comprised of 928 issuers, was in the greater-than-twelve-month category. The average unrealized loss per security is $0.3 million at December 31, 2007 and the unrealized loss is primarily due to changes in interest rates subsequent to purchase of

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Fixed Maturity Securities, continued

the security. Based on Thrivent Financial’s review of these securities, none of the fixed maturity securities with unrealized losses were considered other than temporarily impaired.

The amortized cost and fair value of fixed maturity securities in the available-for-sale portfolio by contractual maturity as of December 31, 2007 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in millions).

	Amortized Cost	Fair Value
Due in one year or less	$839	$846
Due after one year through five years	5,958	6,058
Due after five years through ten years	7,867	7,805
Due after ten years	4,643	4,591
Loan-backed obligations of U.S. government corporations and agencies	3,632	3,625
Mortgage- and asset-backed securities	4,979	4,882

Total fixed maturity securities	$27,918	$27,807

During 2007, Thrivent Financial established a trading securities portfolio to support investment strategies that involve more frequent purchases and sales of securities. The amount of fixed maturity securities in the trading portfolio at December 31, 2007 totaled $830 million. Changes in the fair value of such trading securities are included as a component of realized investment gains and losses and totaled a $5 million gain for the year ended December 31, 2007. Thrivent Financial did not have any trading securities during the years ended December 31, 2006 and 2005.

Equity Securities

The cost and fair value of Thrivent Financial’s investment in equity securities as of December 31 are summarized as follows (in millions):

	2007	2006
Cost	$1,360	$1,115
Gross unrealized gains	243	244
Gross unrealized losses	(74)	(24)

Fair value	$1,529	$1,335

Included in the equities securities balances discussed above is approximately $36 million and $51 million of investments in mutual funds from the Thrivent Financial mutual fund family as of December 31, 2007 and 2006, respectively.

The following table shows the fair value and gross unrealized losses by length of time that individual equity securities have been in a continuous unrealized loss position, as of December 31, 2007 (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Equity securities	261	$397	$70	8	$28	$4

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Equity Securities, continued

As of December 31, 2007, gross unrealized losses on equity securities totaled $74 million comprising 269 issuers. Of this amount, $4 million, comprised of eight issuers, was in the greater-than-twelve-month category. Based on Thrivent Financial’s review of these securities, none of the equity securities with unrealized losses were considered other than temporarily impaired.

Mortgage Loans

Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income-producing properties. The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31 were as follows (in millions):

	2007	2006
Commercial	$6,173	$5,973
Church	920	882
Non-commercial	317	313

	7,410	7,168
Allowance for credit losses	(4)	(33)

Total	$7,406	$7,135

Maximum loan to value ratio for loans Issued during the year	75%	80%

The changes in the allowance for credit losses for the years ended December 31 were as follows (in millions):

	2007	2006	2005
Allowance for credit losses, beginning of year	$33	$32	$30
Net (reductions) additions	(29)	1	2

Allowance for credit losses, end of year	$4	$33	$32

During 2007, Thrivent Financial updated its methodology for determining its allowance for credit losses. The risk factors associated with various classifications of mortgage loans were revised to reflect more current experience. This change in estimate resulted in a reduction of the allowance of approximately $29 million.

Thrivent Financial does not accrue interest income on impaired mortgage loans; rather, income is recognized for these loans when received. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that Thrivent Financial will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. Interest income recognized on impaired mortgage loans totaled $0.1 million, $0.1 million and $0.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage Loans, continued

The distribution of Thrivent Financial’s mortgage loan investments among various geographic regions of the United States as well as by property type as of December 31 was as follows:

	2007	2006
Geographic Region
Pacific	25%	24%
South Atlantic	19	20
West North Central	13	12
East North Central	13	13
Mid Atlantic	9	10
Mountain	9	10
Other	12	11

Total	100%	100%

Property Type
Industrial	30%	29%
Office	19	20
Retail	17	17
Church	12	12
Apartments	6	7
Hotels/Motels	2	1
Other	14	14

Total	100%	100%

Derivative Financial Instruments

Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefit features of certain variable annuity products. Thrivent Financial does not use hedge accounting treatment for any of its derivative financial instruments.

Foreign Currency Swaps

Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of Canadian, Australian and Euro denominated securities. The swaps convert a stream of Canadian dollar, Australian dollar or Euro payments to U.S. dollar payments. The swaps are valued at market value at each reporting period, and the change in the market value is recognized in earnings. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Total Rate of Return Swaps

Thrivent Financial utilizes total rate of return swaps to enhance the return on pools of collateralized mortgage-backed securities. The swap contracts are generally three months in duration and are valued at market value at each reporting period with the change in market value recognized in earnings. No cash is exchanged at the outset of the swap, and payments on the swap are exchanged monthly and recorded as a component of net investment income.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Futures

Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed living benefit features of certain variable annuity products. Cash paid for the future contract is recorded in other investments. The future contracts are valued at market value at each reporting period, and the change in the market value is recognized in earnings.

Covered Written Call Options

Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral which it owns. The premium received for these call options is recorded as a liability at market value at each reporting period with the change in market value recognized in earnings. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of net investment income. During the years ended 2007, 2006 and 2005, $14 million, $11 million and $12 million, respectively, was received in call premium.

Convertible Bonds and Preferred Stocks

Thrivent Financial owns bonds and preferred stocks with convertible options, which are recorded as embedded derivatives. The securities are bifurcated with the option value recorded in other investments. These embedded derivatives are valued at market value at each reporting period, and the change in market value is recognized in earnings.

The following table summarizes the carrying value, which equals fair value, and the notional amounts of Thrivent Financial’s derivative financial instruments at December 31 (in millions):

	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
December 31, 2007
Foreign currency swaps	$—	$—	$15	$116
Total rate of return swaps	1	100	—	—
Futures	51	51	—	—
Convertible bonds and preferred stocks	375	669	—	—

Total	$427	$820	$15	$116

December 31, 2006
Foreign currency swaps	$—	$—	$7	$72
Futures	13	13
Convertible bonds and preferred stocks	431	594	—	—

Total	$444	$607	$7	$72

Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices, or financial and other indices.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Investment Income

Investment income by type of investment for the years ended December 31 is summarized as follows (in millions):

	2007	2006	2005
Fixed maturity securities, available for sale	$1,616	$1,612	$1,620
Equity securities	71	38	36
Mortgage loans	489	468	463
Contract loans	87	87	87
Other invested assets	163	104	76

	2,426	2,309	2,282
Investment expenses	42	44	32

Net investment income	$2,384	$2,265	$2,250

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31 were as follows (in millions):

	2007	2006	2005
Net gains (losses) on sales:
Fixed maturity securities, available for sale:
Gross gains	$236	$184	$187
Gross losses	(200)	(169)	(160)
Equity securities:
Gross gains	150	170	96
Gross losses	(69)	(60)	(37)
Other	9	1	—

	126	126	86

Fixed maturity securities, trading	5	—	—

Provisions for losses:
Fixed maturity securities, available for sale	(41)	(7)	(1)
Equity securities	(2)	—	—
Mortgage loans	27	(2)	(2)

	(16)	(9)	(3)

Realized investment gains, net	$115	$117	$83

Proceeds from the sale of fixed maturity securities in the available-for-sale portfolio, net of mortgage dollar roll transactions, were $10.8 billion, $9.8 billion and $10.5 billion for the years ended December 31, 2007, 2006 and 2005, respectively.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income as of December 31 are shown below (in millions):

	2007	2006
Unrealized investment gains	$63	$257
Deferred acquisition costs adjustment	19	5
Deferred income taxes adjustment	1	2
SFAS No. 158 adjustment	(52)	—

Total	$31	$264

Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) for the years ended December 31 were as follows (in millions):

	2007	2006	2005
Unrealized investment gains and losses arising during the period on securities available for sale	$(120)	$(35)	$(821)
Reclassification adjustment for realized gains and losses included in net income	(74)	(118)	(85)
Change in deferred acquisition costs due to unrealized investment gains and losses	14	35	203
Change in deferred income taxes due to unrealized investment gains and losses	(1)	—	6
SFAS No. 158 adjustment	(52)	—	—
Minimum pension liability	—	48	(25)

Total other comprehensive loss	$(233)	$(70)	$(722)

Note 3. Deferred Acquisition Costs

The changes in deferred acquisition costs for the years ended December 31 were as follows (in millions):

	2007	2006	2005
Balance at beginning of year	$2,165	$2,176	$2,155
Capitalization of acquisition costs	211	207	217
Acquisition costs amortized	(243)	(218)	(196)

	2,133	2,165	2,176
Adjustment for unrealized investment gains and losses	19	5	(30)

Balance at end of year	$2,152	$2,170	$2,146

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 4. Property and Equipment

The components of property and equipment as of December 31 were as follows (in millions):

	2007	2006
Buildings	$149	$140
Furniture and equipment	217	174
Other	22	26

	388	340
Accumulated depreciation	(241)	(198)

Property and equipment, net	$147	$142

Depreciation expense for the years ended December 31, 2007, 2006 and 2005 was $39 million, $40 million and $46 million, respectively.

Note 5. Benefit Plans

Pension and Other Postretirement Benefits

Thrivent Financial has a qualified noncontributory defined benefit retirement plan which provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.

The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):

	Retirement Plan			Other Plans
	2007	2006	2005	2007	2006	2005
Service cost	$16	$17	$18	$3	$2	$2
Interest cost	36	35	35	6	6	6
Expected return on plan assets	(49)	(47)	(47)	—	—	—
Amortization of prior service cost	(1)	(1)	(1)	(1)	(1)	(1)
Other	1	3	2	1	1	2

Periodic cost	$3	$7	$7	$9	$8	$9

The plans’ funded status and the amounts recognized in the consolidated financial statements as of December 31, were as follows (in millions):

	Retirement Plan		Other Plans
	2007	2006	2007	2006
Change in projected benefit obligation:
Benefit obligation at beginning of year	$640	$650	$106	$104
Service cost	16	17	3	2
Interest cost	36	35	6	6
Actuarial (gain) loss	(22)	(31)	5	1
Benefits paid	(32)	(31)	(5)	(7)

Benefit obligation at end of year	638	640	115	106

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

	Retirement Plan		Other Plans
	2007	2006	2007	2006
Change in plan assets:
Fair value of plan assets at beginning of year	$633	$557	$—	$—
Actual return on plan assets	47	85	—	—
Employer contribution	—	22	5	7
Benefits paid	(32)	(31)	(5)	(7)

Fair value of plan assets at end of year	648	633	—	—

Funded status	$10	(7)	$(115)	(106)

Amounts recognized in accumulated other comprehensive income prior to adoption of SFAS No. 158:
Unrecognized net losses		45		34
Unrecognized prior service cost		(6)		(5)
Additional minimum pension liability		—		—

Accrued pension asset (liability) at end of year		$32		$(77)

Amounts recognized in accumulated other comprehensive income following adoption of SFAS No. 158:
Prior service credit	$(5)		$(5)
Net Loss	24		38

Total recognized	$19		$33

Accumulated benefit obligation	$579	$580	$114	$106

As of December 31, 2007, the fair value of Thrivent Financial’s retirement plan assets exceeded the accumulated benefit obligation of the plan. As a result, a prepaid pension asset is included in other assets on the Consolidated Balance Sheets. As of December 31, 2007, the accumulated benefit obligation of the other benefit plans exceeded the fair value of the assets. As a result, a benefit obligation liability is included in other liabilities in the Consolidated Balance Sheets. As of December 31, 2006, the fair value of Thrivent Financial’s retirement plan assets exceeded the accumulated benefit obligation of the plan. As a result, Thrivent Financial reduced the minimum pension liability by $48 million to zero at December 31, 2006, with a corresponding increase in accumulated other comprehensive income. As of December 31, 2005, the accumulated benefit obligation of Thrivent Financial’s retirement plan exceeded the fair value of its plan assets. As a result, Thrivent Financial accrued a minimum pension liability totaling $48 million at December 31, 2005, with a corresponding reduction in accumulated other comprehensive income.

Thrivent Financial periodically evaluates the long-term earned rate assumption taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumption used in calculating the plan’s benefit expenses and obligation.

	Retirement Plan		Other Benefits
	2007	2006	2007	2006
Weighted average assumptions at end of year:
Discount rate	6.25%	5.75%	6.25%	5.75%
Expected return on plan assets	8.50	8.50	n/a	n/a
Rate of compensation increase	3.75	3.25	n/a	n/a

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 9% for pre-65 and 10% for post-65 in 2008, trending down to 5% in 2013. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage point increase in the rate would increase the 2007 total service and interest cost by $1 million and the postretirement health care benefit obligation by $13 million. In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) was signed into law. The Act includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent Financial recorded the effects of the subsidy in measuring the net periodic postretirement benefit cost during 2005. This resulted in a reduction in the accumulated postretirement benefit obligation related to benefits attributed to past service of $21 million. The subsidy also resulted in a reduction in current period service costs, interest costs and amortization of actuarial experience gain of $2 million.

Estimated benefit payments for the next five years are as follows: 2008 - $36 million; 2009 — $37 million; 2010 — $38 million; 2011 — $39 million; 2012 — $41 million; and 2013 to 2017 — $227 million.

The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long-term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.

The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large cap and small cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.

The weighted average asset allocations as of December 31 were as follows:

	Pension Asset Allocation		Target Allocation
	2007	2006	2007	2006
Asset Category:
Equity securities	63%	60%	60%	60%
Fixed income and other securities	37	40	40	40

Total	100%	100%	100%	100%

Thrivent Financial’s expected minimum pension contribution under ERISA guidelines is estimated to be zero for 2008.

Defined Contribution Plans

Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits, which cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Defined Contribution Plans, continued

up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees.

For each of the years ended December 31, 2007, 2006 and 2005, Thrivent Financial contributed $21 million to these plans.

As of December 31, 2007 and 2006, $118 million and $127 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

Note 6. Claims Liabilities

Activity in the liabilities for accident and health, long-term care and disability benefits, included in reserves for future policy benefits and claims liabilities for the years ended December 31 is summarized below (in millions):

	2007	2006	2005
Net balance at January 1	$435	$412	$440
Incurred related to:
Current year	204	196	204
Prior years	28	8	(60)

	232	204	144

Paid related to:
Current year	64	64	69
Prior years	131	117	103

	195	181	172

Net balance at December 31	$472	$435	$412

Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year.

Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience. During the year ended December 31, 2005, Thrivent Financial modified its assumptions regarding the timing and frequency of claim payments which resulted in a decrease to claim reserves of approximately $55 million.

Note 7. Reinsurance

Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 7. Reinsurance, continued

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31 were as follows (in millions):

	2007	2006	2005
Direct premiums	$1,363	$1,296	$1,253
Reinsurance ceded	(46)	(40)	(33)

Net premiums	$1,317	$1,256	$1,220

Direct contract charges	$1,236	$1,181	$1,133
Reinsurance ceded	(18)	(14)	(14)

Net contract charges	$1,218	$1,167	$1,119

Reinsurance recoveries	$7	$6	$6

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Reinsurance recoverables on life and accident and health claims included in receivables in the Consolidated Balance Sheets as of December 31, 2007 and 2006 were $135 million and $153 million, respectively.

Four reinsurance companies account for approximately 97% of the reinsurance recoverable at December 31, 2007. Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances.

Note 8. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating the fair values for the following financial instruments. The results of these valuing methods are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These following fair values are for only certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Fixed Maturity Securities

Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.

Equity Securities

The fair values for investments in equity securities are based on quoted market prices.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Fair Value of Financial Instruments, continued

Mortgage Loans

The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans

The carrying amounts for these instruments approximate their fair values.

Short-Term Investments

The carrying amounts for these instruments approximate their fair values.

Cash and Cash Equivalents

The carrying amounts for these instruments approximate their fair values.

Separate Accounts

The fair values for separate account assets are based on quoted market prices. The fair values of the separate account liabilities are equal to their carrying amounts.

Financial Liabilities

The fair values for Thrivent Financial’s liabilities under investment-type contracts, such as deferred annuities, separate account liabilities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

The carrying value and estimated fair value of Thrivent Financial’s financial instruments as of December 31 were as follows (in millions):

	2007		2006
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial Assets:
Fixed maturity securities	$28,637	$28,637	$29,609	$29,609
Equity securities	1,529	1,529	1,336	1,336
Mortgage loans	7,406	7,553	7,135	7,133
Contract loans	1,238	1,238	1,240	1,240
Short-term investments	1,922	1,922	1,964	1,964
Cash and cash equivalents	824	824	1,008	1,008
Separate account assets	13,987	13,987	12,738	12,738
Financial Liabilities:
Deferred annuities	10,038	9,962	11,722	11,633
Separate account liabilities	13,987	13,987	12,738	12,738
Other	2,342	2,332	2,303	2,297

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Commitments and Contingent Liabilities

Litigation and Other Proceedings

Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. During 2004, Thrivent Financial resolved litigation proceedings related to alleged sales practices. In 2006, Thrivent Financial recorded additional reserves to complete the settlement of issues related to this matter as well as for a product taxation matter for certain life insurance contracts. As of December 31, 2007, Thrivent Financial believes adequate provision has been made for any potential losses that may result from these matters.

Financial Instruments

Thrivent Financial is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate equity price or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financial’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

Commitments to Extend Credit

Thrivent Financial has commitments to extend credit for mortgage loans, church loans and other lines of credit at market interest rates in the amount of $1,151 million and $277 million as of December 31, 2007 and 2006, respectively. Commitments to purchase other invested assets were $1,073 million and $982 million as of December 31, 2007 and 2006, respectively.

Financial Guarantees

Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions as defined in the agreement occur. This agreement is secured by the assets of the third party.

Leases

Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $13 million, $8 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively. Future minimum aggregate rental commitments as of December 31, 2007 for operating leases were as follows: 2008 — $6 million; 2009 — $5 million; 2010 — $3 million; 2011 — $2 million; and 2012 — $2 million.

Fraternal Commitment

Thrivent Financial’s four-year commitment to Habitat for Humanity to help build additional homes was expanded in 2007 to provide funding of approximately $125 million over the four-year period beginning in 2006 as certain milestones are achieved. Thrivent Financial has funded approximately $30 million and $26 million of this commitment during the years ended December 31, 2007 and 2006, respectively.

Note 10. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by the primary states regulating Thrivent Financial. Prescribed accounting

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Synopsis of Statutory Financial Results, continued

practices are included in the National Association of Insurance Commissioner’s Accounting Practices and Procedures Manual. Permitted practices are accounting practices that may deviate from prescribed practices upon the approval of the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.

Fixed Maturity Securities

For statutory purposes, investments in fixed maturity securities are reported at amortized cost.

Acquisition Costs

Costs incurred to acquire new business are charged to operations as incurred.

Contract Liabilities

Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-Admitted Assets

Certain assets, primarily furniture, equipment and agents’ debit balances, are charged directly to members’ equity and excluded from the Balance Sheets.

Interest Maintenance Reserve

Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

A reserve, charged directly to members’ equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals

Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Statements of Operations.

Consolidation

Subsidiaries are not consolidated into the statutory results; rather, the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members’ equity.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Synopsis of Statutory Financial Results, continued

Consolidation, continued

Summarized statutory-basis financial information as of December 31, 2007 and 2006 and for the years ended December 31, 2007, 2006 and 2005 for Thrivent Financial is as follows (in millions):

	2007	2006
Admitted assets	$53,474	$52,539

Liabilities	$49,040	$48,422
Surplus	4,434	4,117

Total liabilities and surplus	$53,474	$52,539

	2007	2006	2005
Gain from operations before net realized capital gains and losses	$348	$417	$456
Net realized capital gains	43	107	66

Net income	391	524	522
Total other changes	(74)	14	(3)

Net change in unassigned surplus	$317	$538	$519

Thrivent Financial is in compliance with the statutory surplus requirements of all states.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders

Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account I (the Account) (comprising, respectively, the Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, Technology, Partner Small Cap Growth, Partner Small Cap Value, Small Cap Stock, Small Cap Index, Mid Cap Growth, Mid Cap Growth II, Partner Mid Cap Value, Mid Cap Stock, Mid Cap Index, Partner International Stock, Partner All Cap, Large Cap Growth, Large Cap Growth II, Partner Growth Stock, Large Cap Value, Large Cap Stock, Large Cap Index, Real Estate Securities, Balanced, High Yield, Diversified Income Plus, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market subaccounts) as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the affiliated transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account I at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

April 22, 2008

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

As of December 31, 2007	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Assets:
Series funds, at fair value	$278,699,515	$1,059,517,758	$1,215,333,170	$419,698,003

Total Assets	278,699,515	1,059,517,758	1,215,333,170	419,698,003

Total Liabilities	—	—	—	—

Net Assets	$278,699,515	$1,059,517,758	$1,215,333,170	$419,698,003

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$278,154,425	$1,057,371,049	$1,211,521,172	$418,678,650
Reserves for contracts in annuity payment period	545,090	2,146,709	3,811,998	1,019,353

Net Assets	$278,699,515	$1,059,517,758	$1,215,333,170	$419,698,003

Series funds, at cost	$249,250,772	$966,328,663	$1,126,367,308	$395,436,887
Series funds shares owned	19,779,110	78,596,907	94,771,688	34,756,447

As of December 31, 2007	Technology Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount	Small Cap Stock Subaccount
Assets:
Series funds, at fair value	$28,254,745	$29,701,472	$58,507,301	$98,414,531

Total Assets	28,254,745	29,701,472	58,507,301	98,414,531

Total Liabilities	—	—	—	—

Net Assets	$28,254,745	$29,701,472	$58,507,301	$98,414,531

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$28,156,549	$29,611,728	$58,464,248	$98,195,303
Reserves for contracts in annuity payment period	98,196	89,744	43,053	219,228

Net Assets	$28,254,745	$29,701,472	$58,507,301	$98,414,531

Series funds, at cost	$23,935,295	$24,485,776	$50,762,364	$82,514,959
Series funds shares owned	3,427,559	2,130,421	3,172,193	6,356,255

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities, continued

As of December 31, 2007	Small Cap Index Subaccount	Mid Cap Growth Subaccount	Mid Cap Growth II Subaccount	Partner Mid Cap Value Subaccount
Assets:
Series funds, at fair value	$74,835,770	$100,897,007	$15,858,789	$11,298,909

Total Assets	74,835,770	100,897,007	15,858,789	11,298,909

Total Liabilities	—	—	—	—

Net Assets	$74,835,770	$100,897,007	$15,858,789	$11,298,909

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$74,720,404	$100,622,166	$15,791,407	$11,294,677
Reserves for contracts in annuity payment period	115,366	274,841	67,382	4,232

Net Assets	$74,835,770	$100,897,007	$15,858,789	$11,298,909

Series funds, at cost	$67,062,273	$70,559,673	$12,525,539	$10,954,417
Series funds shares owned	3,894,998	4,999,083	1,388,297	842,536

As of December 31, 2007	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner International Stock Subaccount	Partner All Cap Subaccount
Assets:
Series funds, at fair value	$108,610,448	$81,075,033	$324,062,952	$57,442,257

Total Assets	108,610,448	81,075,033	324,062,952	57,442,257

Total Liabilities	—	—	—	—

Net Assets	$108,610,448	$81,075,033	$324,062,952	$57,442,257

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$108,312,175	$80,919,571	$323,437,767	$57,108,926
Reserves for contracts in annuity payment period	298,273	155,462	625,185	333,331

Net Assets	$108,610,448	$81,075,033	$324,062,952	$57,442,257

Series funds, at cost	$93,038,832	$66,359,786	$226,134,137	$43,537,063
Series funds shares owned	8,256,524	5,333,919	18,777,223	4,417,582
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities, continued

As of December 31, 2007	Large Cap Growth Subaccount	Large Cap Growth II Subaccount	Partner Growth Stock Subaccount	Large Cap Value Subaccount
Assets:
Series funds, at fair value	$246,106,430	$17,874,598	$62,972,541	$211,828,168

Total Assets	246,106,430	17,874,598	62,972,541	211,828,168

Total Liabilities	—	—	—	—

Net Assets	$246,106,430	$17,874,598	$62,972,541	$211,828,168

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$245,428,060	$17,863,898	$62,923,100	$211,530,024
Reserves for contracts in annuity payment period	678,370	10,700	49,441	298,144

Net Assets	$246,106,430	$17,874,598	$62,972,541	$211,828,168

Series funds, at cost	$181,985,646	$14,066,507	$50,637,895	$168,799,336
Series funds shares owned	12,800,776	1,494,420	4,646,973	15,799,112

As of December 31, 2007	Large Cap Stock Subaccount	Large Cap Index Subaccount	Real Estate Securities Subaccount	Balanced Subaccount
Assets:
Series funds, at fair value	$267,984,502	$166,320,792	$103,310,075	$106,044,746

Total Assets	267,984,502	166,320,792	103,310,075	106,044,746

Total Liabilities	—	—	—	—

Net Assets	$267,984,502	$166,320,792	$103,310,075	$106,044,746

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$267,316,463	$165,982,425	$103,027,237	$105,765,088
Reserves for contracts in annuity payment period	668,039	338,367	282,838	279,658

Net Assets	$267,984,502	$166,320,792	$103,310,075	$106,044,746

Series funds, at cost	$207,793,295	$135,332,877	$93,058,485	$89,433,767
Series funds shares owned	24,282,537	6,606,455	5,824,093	6,179,907

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities, continued

As of December 31, 2007	High Yield Subaccount	Diversified Income Plus Subaccount	Income Subaccount	Bond Index Subaccount
Assets:
Series funds, at fair value	$94,930,199	$68,305,593	$137,911,479	$115,949,520

Total Assets	94,930,199	68,305,593	137,911,479	115,949,520

Total Liabilities	—	—	—	—

Net Assets	$94,930,199	$68,305,593	$137,911,479	$115,949,520

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$94,552,500	$67,869,649	$137,696,830	$115,714,531
Reserves for contracts in annuity payment period	377,699	435,944	214,649	234,989

Net Assets	$94,930,199	$68,305,593	$137,911,479	$115,949,520

Series funds, at cost	$99,010,178	$66,767,908	$141,865,431	$117,850,299
Series funds shares owned	19,622,597	9,780,717	14,157,835	11,270,475

As of December 31, 2007	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount	Money Market Subaccount
Assets:
Series funds, at fair value	$159,921,288	$35,365,550	$121,841,419

Total Assets	159,921,288	35,365,550	121,841,419

Total Liabilities	—	—	—

Net Assets	$159,921,288	$35,365,550	$121,841,419

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$159,686,047	$35,292,966	$121,798,371
Reserves for contracts in annuity payment period	235,241	72,584	43,048

Net Assets	$159,921,288	$35,365,550	$121,841,419

Series funds, at cost	$163,801,737	$35,918,999	$121,841,419
Series funds shares owned	16,255,632	3,641,128	121,841,419

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the year ended December 31, 2007	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Dividends	$1,357,128	$6,823,686	$10,826,807	$4,878,778
Mortality & expense risk charges	(3,179,763)	(11,435,594)	(12,708,997)	(4,266,007)
Administration fee	—	(399,905)	(731,070)	(402,247)

Net investment income (loss)	(1,822,635)	(5,011,813)	(2,613,260)	210,524

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	1,788,271	2,784,036	2,255,861	1,323,127
Capital gain distributions	917,047	3,125,479	4,861,522	1,848,929
Change in unrealized appreciation (depreciation) of investments	14,340,249	41,671,733	36,166,329	7,727,971

Net gain (loss) on investments	17,045,567	47,581,248	43,283,712	10,900,027

Net increase (decrease) in net assets resulting from operations	$15,222,932	$42,569,435	$40,670,452	$11,110,551

For the year ended December 31, 2007	Technology Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount	Small Cap Stock Subaccount
Dividends	$—	$—	$226,876	$297,236
Mortality & expense risk charges	(349,115)	(368,555)	(836,365)	(1,338,672)
Administration fee	—	—	—	—

Net investment income (loss)	(349,115)	(368,555)	(609,489)	(1,041,436)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	962,701	1,184,813	2,842,711	3,713,245
Capital gain distributions	895,525	1,633,622	3,205,494	5,718,836
Change in unrealized appreciation (depreciation) of investments	914,776	(455,855)	(6,763,851)	(3,318,162)

Net gain (loss) on investments	2,773,002	2,362,580	(715,646)	6,113,919

Net increase (decrease) in net assets resulting from operations	$2,423,887	$1,994,025	$(1,325,135)	$5,072,483

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations, continued

For the year ended December 31, 2007	Small Cap Index Subaccount	Mid Cap Growth Subaccount	Mid Cap Growth II Subaccount	Partner Mid Cap Value Subaccount
Dividends	$525,375	$392,626	$73,354	$—
Mortality & expense risk charges	(1,047,717)	(1,195,898)	(198,060)	(144,169)
Administration fee	—	—	—	—

Net investment income (loss)	(522,342)	(803,272)	(124,706)	(144,169)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	3,382,479	5,246,585	933,468	159,537
Capital gain distributions	8,784,981	3,759,958	2,476,766	52,996
Change in unrealized appreciation (depreciation) of investments	(12,629,033)	7,530,312	(702,232)	(216,939)

Net gain (loss) on investments	(461,573)	16,536,855	2,708,002	(4,406)

Net increase (decrease) in net assets resulting from operations	$(983,915)	$15,733,583	$2,583,296	$(148,575)

For the year ended December 31, 2007	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner International Stock Subaccount	Partner All Cap Subaccount
Dividends	$955,610	$842,366	$4,410,275	$219,201
Mortality & expense risk charges	(1,492,032)	(1,097,991)	(4,119,272)	(639,524)
Administration fee	—	—	—	—

Net investment income (loss)	(536,422)	(255,625)	291,003	(420,323)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	4,296,192	3,999,069	15,757,877	1,912,558
Capital gain distributions	8,001,269	4,946,162	10,383,350	4,898,551
Change in unrealized appreciation (depreciation) of investments	(6,726,075)	(3,095,983)	1,946,636	2,072,036

Net gain (loss) on investments	5,571,386	5,849,248	28,087,863	8,883,145

Net increase (decrease) in net assets resulting from operations	$5,034,964	$5,593,623	$28,378,866	$8,462,822

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations, continued

For the year ended December 31, 2007	Large Cap Growth Subaccount	Large Cap Growth II Subaccount	Partner Growth Stock Subaccount	Large Cap Value Subaccount
Dividends	$2,540,765	$110,155	$322,717	$2,713,354
Mortality & expense risk charges	(2,960,423)	(218,774)	(778,797)	(2,823,578)
Administration fee	—	—	—	—

Net investment income (loss)	(419,658)	(108,619)	(456,080)	(110,224)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	8,683,196	903,012	2,229,564	8,810,585
Capital gain distributions	—	1,065,475	3,058,261	9,451,774
Change in unrealized appreciation (depreciation) of investments	25,310,563	601,005	(184,251)	(10,409,355)

Net gain (loss) on investments	33,993,759	2,569,492	5,103,574	7,853,004

Net increase (decrease) in net assets resulting from operations	$33,574,101	$2,460,873	$4,647,494	$7,742,780

For the year ended December 31, 2007	Large Cap Stock Subaccount	Large Cap Index Subaccount	Real Estate Securities Subaccount	Balanced Subaccount
Dividends	$3,170,434	$2,953,388	$1,933,124	$3,392,993
Mortality & expense risk charges	(3,546,509)	(2,193,067)	(1,759,414)	(1,376,798)
Administration fee	—	—	—	—

Net investment income (loss)	(376,075)	760,321	173,710	2,016,195
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	12,198,522	7,410,458	10,719,357	3,662,838
Capital gain distributions	4,706,817	7,155,649	8,881,962	—
Change in unrealized appreciation (depreciation) of investments	789,715	(8,309,063)	(44,082,977)	(1,065,804)

Net gain (loss) on investments	17,695,054	6,257,044	(24,481,658)	2,597,034

Net increase (decrease) in net assets resulting from operations	$17,318,979	$7,017,365	$(24,307,948)	$4,613,229

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations, continued

For the year ended December 31, 2007	High Yield Subaccount	Diversified Income Plus Subaccount	Income Subaccount	Bond Index Subaccount
Dividends	$8,186,299	$1,328,808	$7,198,395	$5,724,858
Mortality & expense risk charges	(1,271,787)	(866,687)	(1,706,488)	(1,470,657)
Administration fee	—	—	—	—

Net investment income (loss)	6,914,512	462,121	5,491,907	4,254,201

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(147,117)	540,932	(469,978)	(627,711)
Capital gain distributions	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(5,240,290)	(2,886,004)	(1,677,837)	1,372,171

Net gain (loss) on investments	(5,387,407)	(2,345,072)	(2,147,815)	744,460

Net increase (decrease) in net assets resulting from operations	$1,527,105	$(1,882,951)	$3,344,092	$4,998,661

For the year ended December 31, 2007	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount	Money Market Subaccount
Dividends	$7,677,425	$1,885,997	$4,919,174
Mortality & expense risk charges	(2,021,634)	(471,714)	(1,270,312)
Administration fee	—	—	—

Net investment income (loss)	5,655,791	1,414,283	3,648,862

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(536,651)	(226,039)	—
Capital gain distributions	—	—	—
Change in unrealized appreciation (depreciation) of investments	(769,231)	200,685	—

Net gain (loss) on investments	(1,305,882)	(25,354)	—

Net increase (decrease) in net assets resulting from operations	$4,349,909	$1,388,929	$3,648,862

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

	Aggressive Allocation Subaccount		Moderately Aggressive Allocation Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(1,822,635)	$(1,408,342)	$(5,011,813)	$(4,999,795)
Net realized gains (loss) on investments	2,705,318	204,834	5,909,515	263,309
Change in net unrealized appreciation (depreciation) on investments	14,340,249	13,793,559	41,671,733	46,963,480

Net Change in Net Assets from Operations	15,222,932	12,590,051	42,569,435	42,226,994

Unit Transactions:
Proceeds from units issued	67,567,552	76,179,307	313,799,469	256,922,899
Death benefits	174,581	(467,839)	105,961	(649,644)
Surrenders and terminations	(9,777,721)	(2,916,671)	(31,087,171)	(8,592,124)
Annuity benefit payments	(43,562)	(17,445)	(138,543)	(29,610)
Administrative charges	(21,602)	(3,415)	(47,110)	(6,451)
Transfers between subaccounts	33,928,654	51,220,425	134,473,931	177,265,095

Net Change in Net Assets from Unit Transactions	91,827,902	123,994,362	417,106,537	424,910,165

Net Change in Net Assets	107,050,834	136,584,413	459,675,972	467,137,159

Net Assets Beginning of Period	171,648,681	35,064,268	599,841,786	132,704,627

Net Assets End of Period	$278,699,515	$171,648,681	$1,059,517,758	$599,841,786

	Moderate Allocation Subaccount		Moderately Conservative Allocation Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(2,613,260)	$(5,809,443)	$210,524	$(2,358,494)
Net realized gains (loss) on investments	7,117,383	419,612	3,172,056	459,192
Change in net unrealized appreciation (depreciation) on investments	36,166,329	47,649,849	7,727,971	14,852,706

Net Change in Net Assets from Operations	40,670,452	42,260,018	11,110,551	12,953,404

Unit Transactions:
Proceeds from units issued	357,719,208	271,235,863	124,133,762	86,462,399
Death benefits	305,860	(519,887)	1,018	(1,368,960)
Surrenders and terminations	(34,091,755)	(11,888,594)	(13,935,404)	(4,655,377)
Annuity benefit payments	(249,298)	(64,324)	(69,758)	(32,529)
Administrative charges	(34,609)	(4,583)	(10,704)	(1,382)
Transfers between subaccounts	190,239,156	187,566,275	68,989,798	49,604,160

Net Change in Net Assets from Unit Transactions	513,888,562	446,324,750	179,108,712	130,008,311

Net Change in Net Assets	554,559,014	488,584,768	190,219,263	142,961,715

Net Assets Beginning of Period	660,774,156	172,189,388	229,478,740	86,517,025

Net Assets End of Period	$1,215,333,170	$660,774,156	$419,698,003	$229,478,740

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Technology Subaccount		Partner Small Cap Growth Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(349,115)	$(332,747)	$(368,555)	$(357,238)
Net realized gains (loss) on investments	1,858,226	1,024,940	2,818,435	1,227,553
Change in net unrealized appreciation (depreciation) on investments	914,776	(223,066)	(455,855)	2,133,727

Net Change in Net Assets from Operations	2,423,887	469,127	1,994,025	3,004,042

Unit Transactions:
Proceeds from units issued	2,378,067	2,642,128	2,567,313	2,529,694
Death benefits	(2,875)	(128,303)	18,572	(69,390)
Surrenders and terminations	(1,820,476)	(1,198,262)	(1,841,308)	(1,348,590)
Annuity benefit payments	(2,969)	(329)	(1,718)	(65)
Administrative charges	(473)	(73)	(475)	(66)
Transfers between subaccounts	(760,056)	(3,198,998)	(1,410,938)	(3,617,784)

Net Change in Net Assets from Unit Transactions	(208,782)	(1,883,837)	(668,554)	(2,506,201)

Net Change in Net Assets	2,215,105	(1,414,710)	1,325,471	497,841

Net Assets Beginning of Period	26,039,640	27,454,350	28,376,001	27,878,160

Net Assets End of Period	$28,254,745	$26,039,640	$29,701,472	$28,376,001

	Partner Small Cap Value Subaccount		Small Cap Stock Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(609,489)	$(627,800)	$(1,041,436)	$(1,160,200)
Net realized gains (loss) on investments	6,048,205	4,510,047	9,432,081	8,843,715
Change in net unrealized appreciation (depreciation) on investments	(6,763,851)	7,041,752	(3,318,162)	2,838,565

Net Change in Net Assets from Operations	(1,325,135)	10,923,999	5,072,483	10,522,080

Unit Transactions:
Proceeds from units issued	6,425,785	6,915,439	7,398,758	12,852,268
Death benefits	(4,108)	(103,592)	21,167	(208,262)
Surrenders and terminations	(3,755,158)	(2,698,343)	(5,403,399)	(4,088,548)
Annuity benefit payments	(1,923)	(73)	(7,847)	(225)
Administrative charges	(801)	(110)	(1,587)	(324)
Transfers between subaccounts	(7,516,593)	(6,407,602)	(13,135,037)	(6,346,728)

Net Change in Net Assets from Unit Transactions	(4,852,798)	(2,294,281)	(11,127,945)	2,208,181

Net Change in Net Assets	(6,177,933)	8,629,718	(6,055,462)	12,730,261

Net Assets Beginning of Period	64,685,234	56,055,516	104,469,993	91,739,732

Net Assets End of Period	$58,507,301	$64,685,234	$98,414,531	$104,469,993

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Small Cap Index Subaccount		Mid Cap Growth Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(522,342)	$(444,384)	$(803,272)	$(1,048,203)
Net realized gains (loss) on investments	12,167,460	5,591,809	9,006,543	4,792,122
Change in net unrealized appreciation (depreciation) on investments	(12,629,033)	5,392,919	7,530,312	2,790,417

Net Change in Net Assets from Operations	(983,915)	10,540,344	15,733,583	6,534,336

Unit Transactions:
Proceeds from units issued	5,664,869	7,429,737	6,632,342	7,681,918
Death benefits	(6,467)	(366,487)	(13,480)	(294,026)
Surrenders and terminations	(4,952,272)	(3,679,585)	(5,410,915)	(4,220,866)
Annuity benefit payments	(7,541)	(2,574)	(20,243)	(1,413)
Administrative charges	(1,291)	(143)	(957)	(160)
Transfers between subaccounts	(10,386,572)	(10,559,235)	(5,753,972)	(16,902,067)

Net Change in Net Assets from Unit Transactions	(9,689,274)	(7,178,287)	(4,567,225)	(13,736,614)

Net Change in Net Assets	(10,673,189)	3,362,057	11,166,358	(7,202,278)

Net Assets Beginning of Period	85,508,959	82,146,902	89,730,649	96,932,927

Net Assets End of Period	$74,835,770	$85,508,959	$100,897,007	$89,730,649

	Mid Cap Growth II Subaccount		Partner Mid Cap Value Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(124,706)	$(169,016)	$(144,169)	$(5,555)
Net realized gains (loss) on investments	3,410,234	1,219,200	212,533	112,257
Change in net unrealized appreciation (depreciation) on investments	(702,232)	50,851	(216,939)	501,328

Net Change in Net Assets from Operations	2,583,296	1,101,035	(148,575)	608,030

Unit Transactions:
Proceeds from units issued	870,846	920,470	2,831,936	1,985,299
Death benefits	(1,949)	(9,518)	(190)	(26,058)
Surrenders and terminations	(1,064,168)	(692,703)	(425,930)	(100,362)
Annuity benefit payments	(55)	—	—	—
Administrative charges	(177)	(20)	(529)	(70)
Transfers between subaccounts	(1,353,685)	(3,140,199)	2,333,884	1,791,139

Net Change in Net Assets from Unit Transactions	(1,549,188)	(2,921,970)	4,739,171	3,649,948

Net Change in Net Assets	1,034,108	(1,820,935)	4,590,596	4,257,978

Net Assets Beginning of Period	14,824,681	16,645,616	6,708,313	2,450,335

Net Assets End of Period	$15,858,789	$14,824,681	$11,298,909	$6,708,313

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Mid Cap Stock Subaccount		Mid Cap Index Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(536,422)	$(950,586)	$(255,625)	$(239,107)
Net realized gains (loss) on investments	12,297,461	9,728,846	8,945,231	6,771,479
Change in net unrealized appreciation (depreciation) on investments	(6,726,075)	2,678,207	(3,095,983)	600,293

Net Change in Net Assets from Operations	5,034,964	11,456,467	5,593,623	7,132,665

Unit Transactions:
Proceeds from units issued	10,093,033	14,846,028	5,734,637	7,596,421
Death benefits	20,261	(296,398)	(12,703)	(378,589)
Surrenders and terminations	(6,110,786)	(4,119,748)	(5,409,106)	(3,937,264)
Annuity benefit payments	(13,161)	(215)	(9,557)	(3,139)
Administrative charges	(1,948)	(373)	(1,131)	(185)
Transfers between subaccounts	(11,906,338)	(2,120,173)	(11,666,640)	(11,562,097)

Net Change in Net Assets from Unit Transactions	(7,918,939)	8,309,121	(11,364,500)	(8,284,853)

Net Change in Net Assets	(2,883,975)	19,765,588	(5,770,877)	(1,152,188)

Net Assets Beginning of Period	111,494,423	91,728,835	86,845,910	87,998,098

Net Assets End of Period	$108,610,448	$111,494,423	$81,075,033	$86,845,910

	Partner International Stock Subaccount		Partner All Cap Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$291,003	$545,925	$(420,323)	$(330,466)
Net realized gains (loss) on investments	26,141,227	12,901,755	6,811,109	1,371,523
Change in net unrealized appreciation (depreciation) on investments	1,946,636	40,546,993	2,072,036	4,103,128

Net Change in Net Assets from Operations	28,378,866	53,994,673	8,462,822	5,144,185

Unit Transactions:
Proceeds from units issued	27,211,448	31,798,413	5,550,778	5,233,455
Death benefits	(39,044)	(1,155,331)	(2,446)	(157,675)
Surrenders and terminations	(17,130,148)	(11,742,374)	(2,752,431)	(1,557,166)
Annuity benefit payments	(40,662)	(2,145)	(18,037)	(3,335)
Administrative charges	(4,510)	(728)	(926)	(148)
Transfers between subaccounts	(28,284,587)	(38,890,015)	2,681,726	772,822

Net Change in Net Assets from Unit Transactions	(18,287,503)	(19,992,180)	5,458,664	4,287,953

Net Change in Net Assets	10,091,363	34,002,493	13,921,486	9,432,138

Net Assets Beginning of Period	313,971,589	279,969,096	43,520,771	34,088,633

Net Assets End of Period	$324,062,952	$313,971,589	$57,442,257	$43,520,771

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Large Cap Growth Subaccount		Large Cap Growth II Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(419,658)	$(1,670,193)	$(108,619)	$(113,737)
Net realized gains (loss) on investments	8,683,196	5,337,818	1,968,487	621,129
Change in net unrealized appreciation (depreciation) on investments	25,310,563	8,279,316	601,005	421,617

Net Change in Net Assets from Operations	33,574,101	11,946,941	2,460,873	929,009

Unit Transactions:
Proceeds from units issued	16,857,374	23,047,088	787,299	1,173,051
Death benefits	(58,384)	(789,795)	906	(61,480)
Surrenders and terminations	(13,326,691)	(9,485,119)	(1,105,245)	(920,139)
Annuity benefit payments	(55,973)	(1,839)	(781)	(413)
Administrative charges	(2,895)	(555)	(142)	(24)
Transfers between subaccounts	(20,307,672)	(28,375,156)	(1,765,033)	(2,329,795)

Net Change in Net Assets from Unit Transactions	(16,894,241)	(15,605,376)	(2,082,996)	(2,138,800)

Net Change in Net Assets	16,679,860	(3,658,435)	377,877	(1,209,791)

Net Assets Beginning of Period	229,426,570	233,085,005	17,496,721	18,706,512

Net Assets End of Period	$246,106,430	$229,426,570	$17,874,598	$17,496,721

	Partner Growth Stock Subaccount		Large Cap Value Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(456,080)	$(566,044)	$(110,224)	$(229,010)
Net realized gains (loss) on investments	5,287,825	2,799,065	18,262,359	10,233,123
Change in net unrealized appreciation (depreciation) on investments	(184,251)	3,980,754	(10,409,355)	22,669,998

Net Change in Net Assets from Operations	4,647,494	6,213,775	7,742,780	32,674,111

Unit Transactions:
Proceeds from units issued	4,990,187	4,771,011	18,031,875	22,393,091
Death benefits	46,603	(264,016)	60,515	(870,192)
Surrenders and terminations	(3,091,470)	(2,348,788)	(11,942,979)	(8,563,961)
Annuity benefit payments	(10,755)	(620)	(19,748)	(2,104)
Administrative charges	(523)	(111)	(2,516)	(471)
Transfers between subaccounts	(2,244,987)	(4,662,125)	(23,212,145)	(15,266,452)

Net Change in Net Assets from Unit Transactions	(310,945)	(2,504,649)	(17,084,998)	(2,310,089)

Net Change in Net Assets	4,336,549	3,709,126	(9,342,218)	30,364,022

Net Assets Beginning of Period	58,635,992	54,926,866	221,170,386	190,806,364

Net Assets End of Period	$62,972,541	$58,635,992	$211,828,168	$221,170,386

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Large Cap Stock Subaccount		Large Cap Index Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(376,075)	$(1,370,722)	$760,321	$670,256
Net realized gains (loss) on investments	16,905,339	12,950,028	14,566,107	5,271,021
Change in net unrealized appreciation (depreciation) on investments	789,715	17,572,582	(8,309,063)	16,773,350

Net Change in Net Assets from Operations	17,318,979	29,151,888	7,017,365	22,714,627

Unit Transactions:
Proceeds from units issued	14,848,201	21,181,597	11,547,896	14,539,636
Death benefits	(42,806)	(1,145,747)	(3,888)	(1,142,635)
Surrenders and terminations	(16,513,976)	(14,433,018)	(10,907,236)	(7,569,781)
Annuity benefit payments	(21,391)	(4,670)	(18,361)	(5,623)
Administrative charges	(2,255)	(386)	(2,176)	(229)
Transfers between subaccounts	(38,479,404)	(44,987,520)	(19,801,932)	(24,259,998)

Net Change in Net Assets from Unit Transactions	(40,211,631)	(39,389,744)	(19,185,697)	(18,438,630)

Net Change in Net Assets	(22,892,652)	(10,237,856)	(12,168,332)	4,275,997

Net Assets Beginning of Period	290,877,154	301,115,010	178,489,124	174,213,127

Net Assets End of Period	$267,984,502	$290,877,154	$166,320,792	$178,489,124

	Real Estate Securities Subaccount		Balanced Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$173,710	$273,847	$2,016,195	$1,868,295
Net realized gains (loss) on investments	19,601,319	14,676,446	3,662,838	2,516,560
Change in net unrealized appreciation (depreciation) on investments	(44,082,977)	25,181,828	(1,065,804)	6,590,065

Net Change in Net Assets from Operations	(24,307,948)	40,132,121	4,613,229	10,974,920

Unit Transactions:
Proceeds from units issued	12,136,176	14,113,319	6,860,948	7,954,111
Death benefits	7,268	(599,087)	(2,852)	(484,839)
Surrenders and terminations	(8,987,246)	(6,498,394)	(7,793,687)	(5,924,734)
Annuity benefit payments	(65,003)	(332)	(12,821)	(1,237)
Administrative charges	(2,077)	(370)	(912)	(208)
Transfers between subaccounts	(31,802,801)	(21,693,017)	(12,187,341)	(18,550,309)

Net Change in Net Assets from Unit Transactions	(28,713,683)	(14,677,881)	(13,136,665)	(17,007,216)

Net Change in Net Assets	(53,021,631)	25,454,240	(8,523,436)	(6,032,296)

Net Assets Beginning of Period	156,331,706	130,877,466	114,568,182	120,600,478

Net Assets End of Period	$103,310,075	$156,331,706	$106,044,746	$114,568,182

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	High Yield Subaccount		Diversified Income Plus Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$6,914,512	$6,831,431	$462,121	$1,119,505
Net realized gains (loss) on investments	(147,117)	(176,883)	540,932	121,765
Change in net unrealized appreciation (depreciation) on investments	(5,240,290)	2,060,246	(2,886,004)	4,388,081

Net Change in Net Assets from Operations	1,527,105	8,714,794	(1,882,951)	5,629,351

Unit Transactions:
Proceeds from units issued	7,962,126	11,847,647	14,735,386	6,223,762
Death benefits	(13,906)	(555,198)	(17,785)	(366,028)
Surrenders and terminations	(6,421,577)	(4,662,099)	(4,843,010)	(2,411,839)
Annuity benefit payments	(26,739)	(1,344)	(15,051)	(845)
Administrative charges	(961)	(151)	(246)	(4)
Transfers between subaccounts	(12,217,155)	(8,567,687)	6,266,745	(435,322)

Net Change in Net Assets from Unit Transactions	(10,718,212)	(1,938,832)	16,126,039	3,009,724

Net Change in Net Assets	(9,191,107)	6,775,962	14,243,088	8,639,075

Net Assets Beginning of Period	104,121,306	97,345,344	54,062,505	45,423,430

Net Assets End of Period	$94,930,199	$104,121,306	$68,305,593	$54,062,505

	Income Subaccount		Bond Index Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$5,491,907	$5,200,064	$4,254,201	$4,235,251
Net realized gains (loss) on investments	(469,978)	106,558	(627,711)	(905,673)
Change in net unrealized appreciation (depreciation) on investments	(1,677,837)	(14,107)	1,372,171	(138,285)

Net Change in Net Assets from Operations	3,344,092	5,292,515	4,998,661	3,191,293

Unit Transactions:
Proceeds from units issued	10,988,199	13,233,251	7,115,075	9,408,045
Death benefits	(51,442)	(739,127)	636	(793,278)
Surrenders and terminations	(8,030,688)	(5,960,082)	(7,736,620)	(6,549,797)
Annuity benefit payments	(17,025)	(2,192)	(3,256)	(499)
Administrative charges	(1,343)	(192)	(850)	(125)
Transfers between subaccounts	(2,590,831)	(9,408,675)	(8,907,811)	(12,090,599)

Net Change in Net Assets from Unit Transactions	296,870	(2,877,017)	(9,532,826)	(10,026,253)

Net Change in Net Assets	3,640,962	2,415,498	(4,534,165)	(6,834,960)

Net Assets Beginning of Period	134,270,517	131,855,019	120,483,685	127,318,645

Net Assets End of Period	$137,911,479	$134,270,517	$115,949,520	$120,483,685

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets, continued

	Limited Maturity Bond Subaccount		Mortgage Securities Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$5,655,791	$5,489,352	$1,414,283	$1,576,508
Net realized gains (loss) on investments	(536,651)	(821,058)	(226,039)	(292,722)
Change in net unrealized appreciation (depreciation) on investments	(769,231)	814,706	200,685	100,523

Net Change in Net Assets from Operations	4,349,909	5,483,000	1,388,929	1,384,309

Unit Transactions:
Proceeds from units issued	9,891,560	14,714,187	2,160,433	3,153,628
Death benefits	(27,901)	(1,042,937)	1,621	(318,067)
Surrenders and terminations	(10,375,078)	(8,741,514)	(2,662,665)	(2,272,240)
Annuity benefit payments	(20,512)	(1,882)	(3,977)	(553)
Administrative charges	(1,372)	(269)	(329)	(62)
Transfers between subaccounts	(9,127,756)	(21,192,758)	(5,648,851)	(6,749,737)

Net Change in Net Assets from Unit Transactions	(9,661,059)	(16,265,173)	(6,153,768)	(6,187,031)

Net Change in Net Assets	(5,311,150)	(10,782,173)	(4,764,839)	(4,802,722)

Net Assets Beginning of Period	165,232,438	176,014,611	40,130,389	44,933,111

Net Assets End of Period	$159,921,288	$165,232,438	$35,365,550	$40,130,389

	Money Market Subaccount
For the years ended	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$3,648,862	$2,096,771
Net realized gains (loss) on investments	—	—
Change in net unrealized appreciation (depreciation) on investments	—	—

Net Change in Net Assets from Operations	3,648,862	2,096,771

Unit Transactions:
Proceeds from units issued	73,721,429	46,343,318
Death benefits	(1,621)	(223,574)
Surrenders and terminations	(13,235,203)	(5,504,037)
Annuity benefit payments	(2,083)	(785)
Administrative charges	(1,067)	(185)
Transfers between subaccounts	(16,836,144)	(19,452,779)

Net Change in Net Assets from Unit Transactions	43,645,311	21,161,958

Net Change in Net Assets	47,294,173	23,258,729

Net Assets Beginning of Period	74,547,246	51,288,517

Net Assets End of Period	$121,841,419	$74,547,246

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

December 31, 2007

(1) Organization

The Thrivent Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account, which commenced operations on October 31, 2002, contains 31 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a fund and collectively the Funds), as follows:

Subaccount	Series
Aggressive Allocation (b)	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation (b)	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation (b)	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation (b)	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Technology	Thrivent Series Fund, Inc. — Technology Portfolio
Partner Small Cap Growth (j)	Thrivent Series Fund, Inc. — Partner Small Cap Growth Portfolio
Partner Small Cap Value (e)	Thrivent Series Fund, Inc. — Partner Small Cap Value Portfolio
Small Cap Stock	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Growth (j)	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio (d)
Mid Cap Growth II (j)	Thrivent Series Fund, Inc. — Mid Cap Growth II Portfolio
Partner Mid Cap Value (b)	Thrivent Series Fund, Inc. — Partner Mid Cap Value Portfolio
Mid Cap Stock	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner International Stock (f)	Thrivent Series Fund, Inc. — Partner International Stock Portfolio (c)
Partner All Cap (j)	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth (j)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio (g)
Large Cap Growth II (j)	Thrivent Series Fund, Inc. — Large Cap Growth II Portfolio
Partner Growth Stock (j)	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio (h)
Large Cap Stock	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Real Estate Securities (e)	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Balanced	Thrivent Series Fund, Inc. — Balanced Portfolio
High Yield (j)	Thrivent Series Fund, Inc. — High Yield Portfolio
Diversified Income Plus (a)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Income (j)	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond (j)	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Mortgage Securities (e)	Thrivent Series Fund, Inc. — Mortgage Securities Portfolio
Money Market (f)	Thrivent Series Fund, Inc. — Money Market Portfolio (i)

(a)	Formerly known as High Yield II, name change effective June 30, 2006
(b)	Since inception, April 29, 2005
(c)	Aid Association for Lutherans (AAL) Series Fund, Inc. — International Portfolio merged into the Thrivent Series Fund, Inc. — Partner International Stock Portfolio as of April 30, 2004.
(d)	Lutheran Brotherhood (LB) Series Fund, Inc. — Opportunity Growth Portfolio merged into the Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio as of April 30, 2004.
(e)	Since inception, April 30, 2003
(f)	Since inception, April 25, 2003
(g)	AAL Series Fund, Inc. — Aggressive Growth Portfolio merged into the Thrivent Series Fund, Inc. — Large Cap Growth Portfolio as of April 25, 2003.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(1) Organization, continued

(h)	AAL Series Fund, Inc. — Equity Income Portfolio merged into the Thrivent Series Fund, Inc. — Large Cap Value Portfolio as of April 25, 2003.
(i)	AAL Series Fund, Inc. — Money Market Portfolio merged into the Thrivent Series Fund, Inc. — Money Market Portfolio as of April 25, 2003.
(j)	Since inception, April 30, 2002

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) Significant Accounting Policies

Investments

The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial’s tax status change.

Annuity Reserves

Contracts that are no longer in the accumulation phase are considered to be in a payout phase and Thrivent Financial accounts for the two types of phases separately so that reserves can be set aside for the contracts in payout.

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits. Prior to October 2005, amounts payable for death benefits were transferred to the general account upon election of the first beneficiary, pending instructions from the other beneficiaries for disbursement.

Other

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(3) Expense Charges

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted from the accumulated value of the contract to compensate Thrivent Financial if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year for the 2002 series and 7% for the 2005 series. This charge decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract’s accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.10% - 2.20% of the average daily net assets of the Variable Account depending on the death benefit option of the contract as shown below. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to annual rate of 0.95%. An administrative charge equivalent to an annual rate of 0.55% is charged for contracts that have the return protection allocation (RPA) benefit.

	Current	Maximum
Mortality and Expense Risk Charge 2002 Series
With Basic Death Benefit only	1.10%	1.25%
With Maximum Anniversary Death Benefit (MADB)	1.20	1.35
With Premium Accumulation Death Benefit (PADB)	1.35	1.50
With Earnings Addition Death Benefit (EADB)	1.30	1.45
With MADB and PADB	1.40	1.55
With MADB and EADB	1.35	1.50
With PADB and EADB	1.50	1.65
With MADB, PADB and EADB	1.55	1.70
With Basic Death Benefit only & Return Protection Allocation (RPA)	1.65	2.00
With MADB and RPA	1.75	2.10

	Years 1-7	After 7 years
Mortality and Expense Risk Charge 2005 Series
With Basic Death Benefit only	1.25%	1.15%
With MADB	1.45	1.35
With PADB	1.65	1.55
With EADB	1.50	1.40
With MADB and PADB	1.75	1.65
With MADB and EADB	1.60	1.50
With PADB and EADB	1.80	1.70
With MADB, PADB and EADB	1.90	1.80
With Basic Death Benefit only & RPA	2.00	1.90
With MADB and RPA	2.20	2.10
With GLWB	1.60 - 2.10	1.35 - 1.85

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(3) Expense Charges, continued

Additionally, during the year ended December 31, 2007, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. The Fund’s advisory agreement provides for fees as a percent of the average net assets for each subaccount, as shown below. These fees are paid at the Fund level.

Subaccount	% of Average Net Assets
Aggressive Allocation	0.15%
Moderately Aggressive Allocation	0.15%
Moderate Allocation	0.15%
Moderately Conservative Allocation	0.15%
Technology	0.75%
Partner Small Cap Growth	1.00%
Partner Small Cap Value	0.80%
Small Cap Stock	0.70%
Small Cap Index	0.35%
Mid Cap Growth	0.40%
Mid Cap Growth II	0.90%
Partner Mid Cap Value	0.75%
Mid Cap Stock	0.70%
Mid Cap Index	0.35%
Partner International Stock	0.85%
Partner All Cap	0.95%
Large Cap Growth	0.40%
Large Cap Growth II	0.80%
Partner Growth Stock	0.80%
Large Cap Value	0.60%
Large Cap Stock	0.65%
Large Cap Index	0.35%
Real Estate Securities	0.80%
Balanced	0.35%
High Yield	0.40%
Diversified Income Plus	0.40%
Income	0.40%
Bond Index	0.35%
Limited Maturity Bond	0.40%
Mortgage Securities	0.50%
Money Market	0.40%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(4) Unit Activity

Transactions in units (including transfers among subaccounts) were as follows:

	Aggressive Allocation	Moderately Aggressive Allocation	Moderate Allocation	Moderately Conservative Allocation	Technology	Partner Small Cap Growth
Units Outstanding at December 31, 2005	3,091,650	11,947,972	15,810,834	8,139,538	1,747,957	1,718,038
Units Issued	12,321,157	41,901,345	46,538,113	15,485,844	1,517,748	1,260,158
Units Redeemed	(1,972,509)	(5,506,860)	(7,305,459)	(3,685,721)	(1,601,990)	(1,370,364)

Units Outstanding at December 31, 2006	13,440,298	48,342,457	55,043,488	19,939,661	1,663,715	1,607,832
Units Issued	10,968,292	44,772,197	56,377,330	21,604,976	1,408,353	1,275,992
Units Redeemed	(4,146,818)	(11,960,296)	(14,391,966)	(6,278,919)	(1,386,487)	(1,268,926)

Units Outstanding at December 31, 2007	20,261,772	81,154,358	97,028,852	35,265,718	1,685,581	1,614,898

	Partner Small Cap Value	Small Cap Stock	Small Cap Index	Mid Cap Growth	Mid Cap Growth II	Partner Mid Cap Value
Units Outstanding at December 31, 2005	3,272,905	5,267,560	4,764,793	6,051,721	988,677	214,128
Units Issued	2,603,672	4,782,108	3,166,570	3,714,740	539,463	559,854
Units Redeemed	(2,590,122)	(4,398,022)	(3,431,770)	(4,461,092)	(705,957)	(260,397)

Units Outstanding at December 31, 2006	3,286,455	5,651,646	4,499,593	5,305,369	822,183	513,585
Units Issued	2,503,019	3,638,971	2,674,532	3,472,581	510,334	953,989
Units Redeemed	(2,651,907)	(4,111,488)	(3,083,919)	(3,645,822)	(573,088)	(617,865)

Units Outstanding at December 31, 2007	3,137,567	5,179,129	4,090,206	5,132,128	759,429	849,709

	Mid Cap Stock	Mid Cap Index	Partner International Stock	Partner All Cap	Large Cap Growth	Large Cap Growth II
Units Outstanding at December 31, 2005	5,422,095	5,260,796	17,091,706	2,199,666	16,783,551	1,430,967
Units Issued	5,049,431	3,429,658	14,490,110	2,012,010	13,259,128	894,976
Units Redeemed	(4,313,079)	(3,798,988)	(15,049,963)	(1,660,602)	(14,121,290)	(1,051,023)

Units Outstanding at December 31, 2006	6,158,447	4,891,466	16,531,853	2,551,074	15,921,389	1,274,920
Units Issued	4,108,312	2,961,102	12,135,744	2,008,703	10,723,048	781,584
Units Redeemed	(4,387,193)	(3,489,406)	(12,652,886)	(1,663,386)	(11,697,171)	(915,866)

Units Outstanding at December 31, 2007	5,879,566	4,363,162	16,014,711	2,896,391	14,947,266	1,140,638

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(4) Unit Activity, continued

	Partner Growth Stock	Large Cap Value	Large Cap Stock	Large Cap Index	Real Estate Securities	Balanced
Units Outstanding at December 31, 2005	3,817,613	13,083,817	23,028,402	12,425,161	7,057,315	9,541,653
Units Issued	2,762,958	10,962,905	15,588,857	8,211,192	5,002,352	4,615,466
Units Redeemed	(2,872,650)	(10,710,661)	(18,336,976)	(9,290,023)	(5,383,901)	(5,866,212)

Units Outstanding at December 31, 2006	3,707,921	13,336,061	20,280,283	11,346,330	6,675,766	8,290,907
Units Issued	2,682,737	9,163,295	12,082,665	7,145,316	4,234,664	4,012,536
Units Redeemed	(2,622,917)	(9,906,086)	(14,700,766)	(8,186,023)	(5,404,954)	(4,903,887)

Units Outstanding at December 31, 2007	3,767,741	12,593,270	17,662,182	10,305,623	5,505,476	7,399,556

	High Yield	Diversified Income Plus	Income	Bond Index	Limited Maturity Bond	Mortgage Securities
Units Outstanding at December 31, 2005	6,651,642	3,130,128	11,572,798	11,875,837	16,702,028	4,305,066
Units Issued	5,562,285	3,125,544	9,368,324	8,876,430	14,050,950	3,367,620
Units Redeemed	(5,445,022)	(2,800,223)	(9,503,068)	(9,780,542)	(15,521,783)	(3,948,106)

Units Outstanding at December 31, 2006	6,768,905	3,455,449	11,438,054	10,971,725	15,231,195	3,724,580
Units Issued	4,351,161	4,707,738	8,832,352	8,062,022	12,201,830	2,699,450
Units Redeemed	(4,929,536)	(3,434,387)	(8,721,928)	(8,893,833)	(13,068,297)	(3,263,469)

Units Outstanding at December 31, 2007	6,190,530	4,728,800	11,548,478	10,139,914	14,364,728	3,160,561

	Money Market
Units Outstanding at December 31, 2005	50,733,290
Units Issued	126,961,786
Units Redeemed	(106,448,197)

Units Outstanding at December 31, 2006	71,246,879
Units Issued	184,888,832
Units Redeemed	(144,009,026)

Units Outstanding at December 31, 2007	112,126,685

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(5) Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2007 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$107,448,809	$16,526,495
Moderately Aggressive Allocation	442,860,443	27,640,240
Moderate Allocation	542,833,854	26,697,031
Moderately Conservative Allocation	200,818,275	19,650,112
Technology	5,915,271	5,577,642
Partner Small Cap Growth	6,173,154	5,576,641
Partner Small Cap Value	12,603,370	14,860,163
Small Cap Stock	12,465,866	18,916,410
Small Cap Index	14,754,610	16,181,246
Mid Cap Growth	15,582,458	17,192,997
Mid Cap Growth II	4,601,945	3,799,074
Partner Mid Cap Value	7,758,138	3,110,140
Mid Cap Stock	20,118,648	20,572,739
Mid Cap Index	11,426,580	18,100,542
Partner International Stock	39,635,015	47,248,166
Partner All Cap	17,217,385	7,280,494
Large Cap Growth	20,452,197	37,766,098
Large Cap Growth II	3,293,520	4,419,659
Partner Growth Stock	12,399,293	10,108,058
Large Cap Value	28,242,601	35,986,051
Large Cap Stock	17,761,468	53,642,356
Large Cap Index	21,971,821	33,241,548
Real Estate Securities	22,026,477	41,684,488
Balanced	11,328,085	22,448,555
High Yield	16,091,101	19,894,800
Diversified Income Plus	29,224,381	12,636,224
Income	23,605,994	17,817,216
Bond Index	16,598,585	21,877,209
Limited Maturity Bond	22,042,251	26,047,520
Mortgage Securities	4,854,156	9,593,640
Money Market	108,322,890	61,028,717

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2007, except as indicated in Note 1, follows:

Subaccount	2007	2006	2005	2004	2003
Aggressive Allocation
Units	20,261,772	13,440,298	3,091,650
Unit value (d)	$13.66 - $13.82	$12.69 - $12.78	$11.33 - $11.36
Unit value (e)	$13.53 - $13.86	$12.61 - $12.80	$11.30 - $11.37
Net assets	$278,699,515	$171,648,681	$35,064,268
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	0.58%	0.00%	0.10%
Total return (c,d)	7.64 - 8.12%	12.02 - 12.53%	13.26 - 13.61%
Total return (c,e)	7.26 - 8.23%	11.63 - 12.64%	13.00 - 13.68%

Moderate Aggressive Allocation
Units	81,154,358	48,342,457	11,947,972
Unit value (d)	$13.04 - $13.27	$12.32 - $12.45	$11.08 - $11.13
Unit value (e)	$12.96 - $13.31	$12.27 - $12.47	$11.06 - $11.14
Net assets	$1,059,517,758	$599,841,786	$132,704,627
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	0.81%	0.00%	0.46%
Total return (c,d)	5.87 - 6.56%	11.18 - 11.90%	10.81 - 11.29%
Total return (c,e)	5.60 - 6.67%	10.90 - 12.02%	10.62 - 11.37%

Moderate Allocation
Units	97,028,852	55,043,488	15,810,834
Unit value (d)	$12.49 - $12.71	$11.91 - $12.04	$10.87 - $10.92
Unit value (e)	$12.41 - $12.75	$11.86 - $12.06	$10.85 - $10.92
Net assets	$1,215,333,170	$660,774,156	$172,189,388
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	1.15%	0.00%	0.84%
Total return (c,d)	4.91 - 5.60%	9.58 - 10.29%	8.69 - 9.16%
Total return (c,e)	4.65 - 5.71%	9.31 - 10.40%	8.50 - 9.16%

Moderate Conservative Allocation
Units	35,265,718	19,939,661	8,139,538
Unit value (d)	$11.85 - $12.06	$11.42 - $11.55	$10.61 - $10.66
Unit value (e)	$11.77 - $12.09	$11.37 - $11.57	$10.60 - $10.67
Net assets	$419,698,003	$229,478,740	$86,517,025
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	1.51%	0.00%	1.40%
Total return (c,d)	3.78 - 4.46%	7.61 - 8.31%	6.13 - 6.60%
Total return (c,e)	3.52 - 4.56%	7.35 - 8.42%	5.95 - 6.67%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Technology
Units	1,685,581	1,663,715	1,747,957	1,525,159	832,454
Unit value (d)	$17.55 - $17.96	$16.05 - $16.35	$15.78 - $16.01	$15.45 - $15.60	$14.97 - $15.05
Unit value (e)	$12.98 - $13.12	$11.88 - $11.96	$11.67 - $11.75
Net assets	$28,254,745	$26,039,640	$27,454,350	$23,720,964	$12,501,407
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.00%	0.00%	0.30%	0.00%	0.00%
Total return (c,d)	9.35 - 9.85%	1.68 - 2.14%	2.13 - 2.59%	3.23 - 3.70%	49.04 - 49.71%
Total return (c,e)	9.24 - 9.68%	1.58 - 1.98%	16.74 - 17.45%

Partner Small Cap Growth
Units	1,614,898	1,607,832	1,718,038	1,479,268	805,611
Unit value (d)	$19.40 - $19.86	$18.16 - $18.50	$16.16 - $16.38	$16.00 - $16.16	$14.60 - $14.67
Unit value (e)	$13.97 - $14.12	$13.09 - $13.17	$11.80 - $11.87
Net assets	$29,701,472	$28,376,001	$27,878,160	$23,827,225	$11,802,136
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c,d)	6.84 - 7.33%	10.86 - 11.36%	2.37 - 2.59%	9.60 - 10.10%	41.62 - 42.26%
Total return (c,e)	6.73 - 7.16%	10.75 - 11.19%	17.97 - 18.68%

Partner Small Cap Value
Units	3,137,567	3,286,455	3,272,905	2,522,498	807,617
Unit value (d)	$20.30 - $20.73	$20.83 - $21.18	$16.99 - $17.41	$16.86 - $16.99	$14.01 - $14.05
Unit value (e)	$13.20 - $13.34	$13.56 - $13.65	$11.32 - $11.39
Net assets	$58,507,301	$64,685,234	$56,055,516	$42,764,256	$11,337,924
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.34%	0.20%	0.24%	0.00%	0.10%
Total return (c,d)	(2.56) - (2.12)%	19.63 - 20.17%	3.26 - 3.73%	20.37 - 20.92%	40.09 - 40.51%
Total return (c,e)	(2.66) - (2.27)%	19.51 - 19.99%	13.26 - 13.95%

Small Cap Stock
Units	5,179,129	5,651,646	5,267,560	4,036,347	2,409,230
Unit value (d)	$20.67 - $21.15	$19.78 - $20.15	$17.81 - $18.06	$16.62 - $16.78	$13.96 - $14.03
Unit value (e)	$13.39 - $13.53	$12.83 - $12.91	$11.54 - $11.59
Net assets	$98,414,531	$104,469,993	$91,739,732	$67,518,713	$33,737,602
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.28%	0.12%	0.03%	0.00%	0.00%
Total return (c,d)	4.50 - 4.97%	11.06 - 11.56%	7.14 - 7.62%	19.07 - 19.61%	38.04 - 38.66%
Total return (c,e)	4.39 - 4.81%	10.95 - 11.40%	15.40 - 16.10%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Small Cap Index
Units	4,090,206	4,499,593	4,764,793	3,844,079	2,069,925
Unit value (d)	$19.38 - $19.83	$19.78 - $20.16	$17.51 - $17.76	$16.57 - $16.73	$13.78 - $13.86
Unit value (e)	$12.69 - $12.83	$12.97 - $13.05	$11.47 - $11.54
Net assets	$74,835,770	$85,508,959	$82,146,902	$64,148,268	$28,637,324
Ratio of expenses to net assets (a)	1.10 - 2.10%	1.10 - 2.10%	1.10 - 2.10%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.63%	0.71%	0.60%	0.30%	0.09%
Total return (c,d)	(2.04) - (1.60)%	12.96 - 13.47%	5.68 - 6.15%	20.22 - 20.76%	36.04 - 36.65%
Total return (c,e)	(2.14) - (1.75)%	12.85 - 13.30%	14.71 - 15.41%

Mid Cap Growth
Units	5,132,128	5,305,369	6,051,721	5,530,599	2,274,771
Unit value (d)	$20.21 - $20.69	$17.12 - 17.44	$16.01 - $16.24	$14.61 - $14.75	$13.32 - $13.39
Unit value (e)	$14.93 - $15.09	$12.66 - $12.75	$11.83 - $11.90
Net assets	$100,897,007	$89,730,649	$96,932,927	$81,361,123	$30,423,205
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.41%	0.11%	0.00%	0.00%	0.00%
Total return (c,d)	18.06 - 18.60%	6.96 - 7.44%	9.56 - 10.05%	9.64 - 10.14%	33.84 - 34.44%
Total return (c,e)	17.95 - 18.42%	6.86 - 7.28%	18.29 - 19.01%

Mid Cap Growth II
Units	759,429	822,183	988,677	926,049	556,294
Unit value (d)	$21.19 - $21.69	$17.97 - $18.31	$16.80 - $16.99	$15.34 - $15.49	$13.39 - $13.46
Unit value (e)	$14.90 - $15.06	$12.65 - $12.73	$11.82 - $11.87
Net assets	$15,858,789	$14,824,681	$16,645,616	$14,300,973	$7,472,159
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.47%	0.18%	0.00%	0.00%	0.00%
Total return (c,d)	17.95 - 18.48%	6.93 - 7.41%	9.51 - 10.01%	14.61 - 15.13%	35.23 - 35.84%
Total return (c,e)	17.83 - 18.31%	6.83 - 7.25%	18.19 - 18.90%

Partner Mid Cap Value
Units	849,709	513,585	214,128
Unit value (d)	$13.22 - $13.38	$13.02 - $13.12	$11.42 - $11.46
Unit value (e)	$13.19 - $13.33	$13.00 - $13.08	$11.40 - $11.47
Net assets	$11,298,909	$6,708,313	$2,450,335
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	0.00%	1.19%	0.75%
Total return (c,d)	1.56 - 2.02%	13.94 - 14.46%	14.24 - 14.59%
Total return (c,e)	1.46 - 1.86%	13.83 - 14.29%	13.98 - 14.67%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Mid Cap Stock
Units	5,879,566	6,158,447	5,422,095	3,626,775	2,345,962
Unit value (d)	$20.13 - $20.60	$19.34 - $19.71	$17.32 - $17.57	$15.12 - $15.26	$13.10 - $13.16
Unit value (e)	$13.89 - $14.03	$13.36 - $13.45	$11.95 - $12.02
Net assets	$108,610,448	$111,494,423	$91,728,835	$55,177,564	$30,824,551
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.82%	0.35%	0.15%	0.00%	0.44%
Total return (c,d)	4.06 - 4.54%	11.67 - 12.17%	14.59 - 15.11%	15.43 - 15.95%	30.24 - 30.83%
Total return (c,e)	3.96 - 4.38%	11.56 - 12.00%	19.53 - 20.25%

Mid Cap Index
Units	4,363,162	4,891,466	5,260,796	4,082,582	2,010,795
Unit value (d)	$19.38 - $19.83	$18.29 - $18.63	$16.91 - $17.16	$15.29 - $15.44	$13.42 - $13.49
Unit value (e)	$13.28 - $13.42	$12.55 - $12.63	$11.60 - $11.67
Net assets	$81,075,033	$86,845,910	$87,998,098	$62,857,010	$27,075,518
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.96%	0.96%	0.48%	0.00%	1.38%
Total return (c,d)	5.96 - 6.44%	8.12 - 8.61%	10.62 - 11.12%	13.97 - 14.49%	32.73 - 33.33%
Total return (c,e)	5.85 - 6.28%	8.02 - 8.45%	15.97 - 16.67%

Partner International Stock
Units	16,014,711	16,531,853	17,091,706	11,293,457	2,179,333
Unit value (d)	$21.74 - $22.26	$19.98 - $20.35	$16.70 - $16.94	$14.91 - $15.06	$13.10 - $13.16
Unit value (e)	$15.14 - $15.30	$13.92 - $14.01	$11.63 - $11.70
Net assets	$324,062,952	$313,971,589	$279,969,096	$169,592,543	$28,644,676
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	1.34%	1.42%	0.94%	0.53%	0.31%
Total return (c,d)	8.86 - 9.35%	19.64 - 20.18%	11.97 - 12.47%	13.87 - 14.38%	29.25 - 29.84%
Total return (c,e)	8.75 - 9.19%	19.52 - 20.00%	16.27 - 16.97%

Partner All Cap
Units	2,896,391	2,551,074	2,199,666	1,527,814	891,026
Unit value (d)	$21.06 - $21.55	$17.77 - $18.11	$15.63 - $15.85	$13.41 - $13.54	$11.99 - $12.05
Unit value (e)	$16.10 - $16.27	$13.60 - $13.69	$11.95 - $12.03
Net assets	$57,442,257	$43,520,771	$34,088,633	$20,626,378	$10,717,457
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.44%	0.41%	0.43%	0.06%	0.31%
Total return (c,d)	18.50 - 19.04%	13.70 - 14.21%	16.52 - 17.04%	11.89 - 12.39%	21.62 - 22.17%
Total return (c,e)	18.39 - 18.86%	13.59 - 14.04%	19.53 - 20.26%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Large Cap Growth
Units	14,947,266	15,921,389	16,783,551	11,464,507	4,296,534
Unit value (d)	$16.83 - $17.22	$14.64 - $14.92	$13.93 - $14.13	$13.22 - $13.35	$12.47 - $12.54
Unit value (e)	$13.67 - $13.82	$11.91 - $11.99	$11.32 - $11.39
Net assets	$246,106,430	$229,426,570	$233,085,005	$152,658,299	$53,781,717
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	1.07%	0.50%	0.66%	0.35%	0.09%
Total return (c,d)	14.94 - 15.46%	5.09 - 5.56%	5.37 - 5.84%	6.02 - 6.50%	28.49 - 29.06%
Total return (c,e)	14.83 - 15.29%	4.98 - 5.40%	13.23 - 13.92%

Large Cap Growth II
Units	1,140,638	1,274,920	1,430,967	1,322,271	880,511
Unit value (d)	$15.65 - $16.02	$13.65 - $13.90	$12.98 - $13.16	$12.31 - $12.43	$11.62 - $11.68
Unit value (e)	$13.65 - $13.80	$11.92 - $12.00	$11.33 - $11.40
Net assets	$17,874,598	$17,496,721	$18,706,512	$16,389,844	$10,272,253
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.63%	0.59%	0.79%	0.00%	0.18%
Total return (c,d)	14.67 - 15.19%	5.14 - 5.61%	5.44 - 5.91%	5.90 - 6.38%	20.86 - 21.41%
Total return (c,e)	14.55 - 15.02%	5.04 - 5.46%	13.27 - 13.95%

Partner Growth Stock
Units	3,767,741	3,707,921	3,817,613	3,044,085	1,417,012
Unit value (d)	$17.29 - $17.70	$16.07 - $16.38	$14.42 - $14.63	$13.78 - $13.91	$12.73 - $12.79
Unit value (e)	$13.45 - $13.60	$12.52 - $12.60	$11.23 - $11.30
Net assets	$62,972,541	$58,635,992	$54,926,866	$42,230,385	$18,098,064
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	0.52%	0.20%	0.45%	0.00%	0.41%
Total return (c,d)	7.58 - 8.07%	11.43 - 11.93%	4.70 - 5.17%	8.25 - 8.74%	29.03 - 29.61%
Total return (c,e)	7.47 - 7.91%	11.32 - 11.77%	12.27 - 12.95%

Large Cap Value
Units	12,593,270	13,336,061	13,083,817	9,438,024	4,611,387
Unit value (d)	$17.80 - $18.18	$17.27 - $17.56	$14.77 - $14.95	$14.02 - $14.12	$12.47 - $12.51
Unit value (e)	$12.99 - $13.13	$12.61 - $12.70	$10.78 - $10.85
Net assets	$211,828,168	$221,170,386	$190,806,364	$133,020,360	$57,646,583
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	1.21%	1.12%	0.96%	0.00%	1.62%
Total return (c,d)	3.07 - 3.54%	16.91 - 17.43%	5.38 - 5.85%	12.37 - 12.88%	24.74 - 25.13%
Total return (c,e)	2.97 - 3.38%	16.79 - 17.26%	7.83 - 8.49%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Large Cap Stock
Units	17,662,182	20,280,283	23,028,402	19,736,545	12,068,001
Unit value (d)	$15.23 - $15.59	$14.38 - $14.65	$13.05 - $13.23	$12.58 - $12.70	$11.78 - $11.84
Unit value (e)	$12.65 - $12.79	$11.96 - $12.04	$10.84 - $10.91
Net assets	$267,984,502	$290,877,154	$301,115,010	$249,950,563	$142,618,320
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	1.13%	0.78%	0.83%	0.00%	1.04%
Total return (c,d)	5.91 - 6.39%	10.23 - 10.73%	3.70 - 4.16%	6.82 - 7.30%	19.50 - 20.03%
Total return (c,e)	5.80 - 6.23%	10.12 - 10.56%	8.40 - 9.06%

Large Cap Index
Units	10,305,623	11,346,330	12,425,161	9,822,496	4,701,060
Unit value (d)	$16.56 - $16.95	$15.99 - $16.29	$14.08 - $14.28	$13.65 - $13.78	$12.54 - $12.61
Unit value (e)	$12.66 - $12.80	$12.24 - $12.32	$10.77 - $10.84
Net assets	$166,320,792	$178,489,124	$174,213,127	$135,026,598	$59,167,218
Ratio of expenses to net assets (a,b)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (c)	1.67%	1.61%	1.40%	0.86%	0.33%
Total return (c,d)	3.55 - 4.01%	13.59 - 14.10%	3.15 - 3.61%	8.85 - 9.34%	26.24 - 26.81%
Total return (c,e)	3.44 - 3.86%	13.47 - 13.93%	7.70 - 8.36%

Real Estate Securities
Units	5,505,476	6,675,766	7,057,315	5,317,273	1,985,832
Unit value (d)	$20.67 - $21.11	$25.24 - $25.66	$19.10 - $19.33	$17.13 - $17.26	$12.87 - $12.91
Unit value (e)	$12.39 - $12.52	$15.14 - $15.24	$11.45 - $11.52
Net assets	$103,310,075	$156,331,706	$130,877,466	$91,568,878	$25,609,044
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	1.39%	1.43%	1.23%	0.00%	4.58%
Total return (c,d)	(18.09) - (17.72)%	32.13 - 32.72%	11.52 - 12.02%	33.10 - 33.70%	28.68 - 29.07%
Total return (c,e)	(18.18) - (17.85)%	32.00 - 32.53%	14.50 - 15.19%

Balanced
Units	7,399,556	8,290,907	9,541,653	8,729,710	4,790,753
Unit value (d)	$14.34 - $14.67	$13.81 - $14.07	$12.58 - $12.77	$12.30 - $12.42	$11.56 - $11.62
Unit value (e)	$11.95 - $12.08	$11.52 - $11.60	$10.49 - $10.56
Net assets	$106,044,746	$114,568,182	$120,600,478	$108,096,298	$55,562,300
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	3.08%	2.85%	2.39%	1.76%	0.78%
Total return (c,d)	3.84 - 4.31%	9.70 - 10.19%	2.32 - 2.78%	6.42 - 6.90%	15.37 - 15.89%
Total return (c,e)	3.73 - 4.15%	9.59 - 10.03%	4.94 - 5.58%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
High Yield
Units	6,190,530	6,768,905	6,651,642	5,211,867	2,138,597
Unit value (d)	$16.22 - $16.61	$16.04 - $16.34	$14.77 - $14.98	$14.42 - $14.56	$13.30 - $13.37
Unit value (e)	$11.49 - $11.61	$11.37 - $11.45	$10.46 - $10.53
Net assets	$94,930,199	$104,121,306	$97,345,344	$75,682,772	$28,541,263
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	8.06%	7.97%	7.99%	8.16%	8.30%
Total return (c,d)	1.16 - 1.62%	8.60 - 9.09%	2.42 - 2.89%	8.45 - 8.94%	26.03 - 26.60%
Total return (c,e)	1.06 - 1.46%	8.49 - 8.93%	4.64 - 5.27%

Diversified Income Plus
Units	4,728,800	3,455,449	3,130,128	3,293,572	1,869,352
Unit value (d)	$15.87 - $16.24	$16.28 - $16.59	$14.48 - $14.69	$14.19 - $14.33	$13.35 - $13.42
Unit value (e)	$11.45 - $11.57	$11.75 - $11.83	$10.44 - $10.51
Net assets	$68,305,593	$54,062,505	$45,423,430	$47,059,656	$25,031,994
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	1.95%	3.71%	7.43%	6.85%	7.62%
Total return (c,d)	(2.51) - (2.07)%	12.44 - 12.94%	2.01 - 2.47%	6.35 - 6.83%	23.49 - 24.04%
Total return (c,e)	(2.61) - (2.21)%	12.33 - 12.77%	4.45 - 5.08%

Income
Units	11,548,478	11,438,054	11,572,798	8,435,305	4,096,109
Unit value (d)	$12.07 - $12.35	$11.81 - $12.03	$11.38 - $11.54	$11.29 - $11.41	$10.95 - $11.01
Unit value (e)	$10.66 - $10.77	$10.44 - $10.51	$10.05 - $10.11
Net assets	$137,911,479	$134,270,517	$131,855,019	$95,950,004	$45,028,740
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	5.29%	5.19%	4.64%	4.37%	4.34%
Total return (c,d)	2.19 - 2.65%	3.79 - 4.26%	0.73 - 1.18%	3.12 - 3.59%	6.84 - 7.33%
Total return (c,e)	2.09 - 2.50%	3.69 - 4.10%	0.53 - 1.14%

Bond Index
Units	10,139,914	10,971,725	11,875,837	10,258,229	6,467,799
Unit value (d)	$11.35 - $11.61	$10.90 - $11.11	$10.65 - $10.80	$10.58 - $10.69	$10.34 - $10.40
Unit value (e)	$10.67 - $10.78	$10.26 - $10.33	$10.01 - $10.07
Net assets	$115,949,520	$120,483,685	$127,318,645	$109,302,765	$67,136,752
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	4.88%	4.72%	4.20%	4.08%	4.30%
Total return (c,d)	4.05 - 4.52%	2.43 - 2.89%	0.60 - 1.05%	2.31 - 2.77%	1.99 - 2.45%
Total return (c,e)	3.95 - 4.37%	2.33 - 2.73%	0.11 - 0.72%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Limited Maturity Bond
Units	14,364,728	15,231,195	16,702,028	13,537,693	6,254,552
Unit value (d)	$11.02 - $11.28	$10.76 - $10.97	$10.45 - $10.60	$10.41 - $10.52	$10.38 - $10.44
Unit value (e)	$10.58 - $10.69	$10.34 - $10.41	$10.04 - $10.10
Net assets	$159,921,288	$165,232,438	$176,014,611	$141,999,061	$65,170,202
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	4.74%	4.44%	3.64%	2.85%	2.80%
Total return (c,d)	2.40 - 2.86%	2.95 - 3.41%	0.38 - 0.83%	0.32 - 0.78%	2.87 - 3.33%
Total return (c,e)	2.29 - 2.71%	2.85 - 3.26%	0.37 - 0.98%

Mortgage Securities
Units	3,160,561	3,724,580	4,305,066	3,583,848	1,671,215
Unit value (d)	$11.06 - $11.30	$10.69 - $10.86	$10.38 - $10.49	$10.32 - $10.40	$10.08 - $10.11
Unit value (e)	$10.67 - $10.78	$10.32 - $10.39	$10.00 - $10.06
Net assets	$35,365,550	$40,130,389	$44,933,111	$37,196,350	$16,880,137
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	4.99%	4.98%	4.35%	4.01%	2.10%
Total return (c,d)	3.50 - 3.96%	3.09 - 3.55%	0.42 - 0.87%	2.41 - 2.88%	0.79 - 1.10%
Total return (c,e)	3.39 - 3.81%	2.99 - 3.40%	0.01 - 0.61%

Money Market
Units	112,126,685	71,246,879	50,733,290	35,212,970	22,738,916
Unit value (d)	$1.07 - $1.09	$1.03 - $1.05	$1.00 - $1.01	$0.99 - $1.00	$0.99 - $1.00
Unit value (e)	$1.07 - $1.10	$1.04 - $1.05	$1.01
Net assets	$121,841,419	$74,547,246	$51,288,517	$35,009,907	$22,666,067
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 1.55%	1.10 - 1.55%
Investment income ratio (b)	5.04%	4.76%	2.81%	1.03%	0.52%
Total return (c,d)	3.55 - 4.02%	3.22 - 3.69%	1.27 - 1.73%	(0.58) - (0.13)%	(0.53) - (0.23)%
Total return (c,e)	3.19 - 4.12%	2.86 - 3.79%	0.85 - 1.46%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. The RPA fee is not included.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period.
(d)	These amounts represent the amounts associated with the 2002 Series.
(e)	These amounts represent the amounts associated with the 2005 Series.

(7) Unit Fair Value

The company sells two different products which have unique combinations of features and fees that are charged against the contract owner’s account balance. In addition, both products offer the option of additional death benefit options. Differences in the fee structure result in 28 different unit values, expense ratios and total returns. Unit value information and financial ratios for each subaccount are as follows:

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Flexible Premium Deferred Variable Annuity — 2002
Basic Death Benefits only — 1.10% Expense Ratio
Aggressive Allocation	1,607,984	$13.82	$22,225,961
Moderately Aggressive Allocation	5,094,961	13.27	67,617,502
Moderate Allocation	6,412,200	12.71	81,524,352
Moderately Conservative Allocation	2,775,824	12.06	33,477,509
Technology	300,501	17.96	5,396,843
Partner Small Cap Growth	360,916	19.86	7,166,315
Partner Small Cap Value	571,282	20.73	11,842,389
Small Cap Stock	792,317	21.15	16,758,961
Small Cap Index	873,813	19.83	17,330,839
Mid Cap Growth	1,126,894	20.69	23,313,810
Mid Cap Growth II	147,310	21.69	3,195,351
Partner Mid Cap Value	103,712	13.38	1,387,707
Mid Cap Stock	853,798	20.60	17,590,144
Mid Cap Index	952,732	19.83	18,896,648
Partner International Stock	3,107,622	22.26	69,165,197
Partner All Cap	546,004	21.55	11,768,430
Large Cap Growth	3,416,166	17.22	58,840,852
Large Cap Growth II	301,811	16.02	4,833,581
Partner Growth Stock	822,602	17.70	14,558,352
Large Cap Value	2,514,296	18.18	45,701,999
Large Cap Stock	3,307,204	15.59	51,555,810
Large Cap Index	2,358,488	16.95	39,974,161
Real Estate Securities	1,069,325	21.11	22,573,727
Balanced	1,858,186	14.67	27,264,792
High Yield	1,330,238	16.61	22,089,260
Diversified Income Plus	745,989	16.24	12,117,659
Income	2,526,570	12.35	31,206,360
Bond Index	2,226,126	11.61	25,850,431
Limited Maturity Bond	3,199,069	11.28	36,083,525

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Mortgage Securities	729,428	11.30	8,238,977
Money Market	16,714,829	1.09	18,274,384

			827,821,828
MADB — 1.20% Expense Ratio
Aggressive Allocation	3,795,306	13.79	52,319,553
Moderately Aggressive Allocation	13,418,664	13.24	177,609,497
Moderate Allocation	14,486,823	12.68	183,693,077
Moderately Conservative Allocation	4,497,935	12.03	54,102,044
Technology	682,268	17.87	12,190,121
Partner Small Cap Growth	620,048	19.75	12,248,182
Partner Small Cap Value	1,302,620	20.63	26,876,848
Small Cap Stock	2,150,904	21.04	45,261,038
Small Cap Index	1,807,062	19.73	35,655,818
Mid Cap Growth	2,269,437	20.58	46,709,380
Mid Cap Growth II	361,994	21.58	7,811,645
Partner Mid Cap Value	178,757	13.34	2,385,436
Mid Cap Stock	2,298,020	20.50	47,100,355
Mid Cap Index	1,986,826	19.73	39,203,887
Partner International Stock	6,451,898	22.14	142,857,000
Partner All Cap	991,069	21.44	21,251,154
Large Cap Growth	6,285,687	17.14	107,708,454
Large Cap Growth II	517,695	15.93	8,248,259
Partner Growth Stock	1,612,870	17.61	28,397,352
Large Cap Value	5,279,050	18.09	95,507,986
Large Cap Stock	8,873,652	15.51	137,617,778
Large Cap Index	4,678,331	16.86	78,884,557
Real Estate Securities	2,224,611	21.01	46,743,173
Balanced	3,275,260	14.60	47,809,413
High Yield	2,531,903	16.52	41,826,830
Diversified Income Plus	1,503,014	16.16	24,288,732
Income	4,855,310	12.29	59,660,003
Bond Index	4,707,629	11.55	54,384,498
Limited Maturity Bond	6,721,269	11.22	75,420,865
Mortgage Securities	1,497,190	11.24	16,832,103
Money Market	31,447,573	1.09	34,221,079

			1,764,826,117
PADB — 1.35% Expense Ratio
Aggressive Allocation	42,910	13.73	589,162
Moderately Aggressive Allocation	296,243	13.18	3,905,380
Moderate Allocation	397,603	12.63	5,021,432
Moderately Conservative Allocation	201,851	11.98	2,418,188
Technology	18,937	17.73	335,727
Partner Small Cap Growth	17,571	19.60	344,403
Partner Small Cap Value	35,583	20.49	729,049
Small Cap Stock	48,544	20.88	1,013,613

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Small Cap Index	39,639	19.58	776,082
Mid Cap Growth	77,902	20.42	1,591,000
Mid Cap Growth II	13,095	21.41	280,410
Partner Mid Cap Value	23,434	13.29	311,461
Mid Cap Stock	47,814	20.34	972,432
Mid Cap Index	49,874	19.58	976,506
Partner International Stock	170,504	21.97	3,746,086
Partner All Cap	25,945	21.28	552,028
Large Cap Growth	234,300	17.00	3,983,682
Large Cap Growth II	19,146	15.81	302,690
Partner Growth Stock	52,382	17.47	915,150
Large Cap Value	148,453	17.97	2,666,977
Large Cap Stock	207,219	15.39	3,188,859
Large Cap Index	96,888	16.73	1,621,074
Real Estate Securities	59,505	20.87	1,241,575
Balanced	150,085	14.48	2,173,899
High Yield	67,107	16.39	1,100,036
Diversified Income Plus	50,063	16.04	802,774
Income	145,800	12.19	1,777,696
Bond Index	84,881	11.46	973,006
Limited Maturity Bond	182,530	11.13	2,032,380
Mortgage Securities	39,098	11.16	436,492
Money Market	572,524	1.08	618,682

			47,397,931
EADB — 1.30% Expense Ratio
Aggressive Allocation	31,686	13.75	435,641
Moderately Aggressive Allocation	67,222	13.20	887,381
Moderate Allocation	204,432	12.65	2,585,283
Moderately Conservative Allocation	172,060	12.00	2,064,048
Technology	11,217	17.77	199,371
Partner Small Cap Growth	7,891	19.65	155,082
Partner Small Cap Value	12,218	20.54	250,916
Small Cap Stock	21,589	20.93	451,960
Small Cap Index	13,643	19.63	267,804
Mid Cap Growth	30,792	20.48	630,491
Mid Cap Growth II	8,913	21.47	191,350
Partner Mid Cap Value	99	13.31	1,311
Mid Cap Stock	19,638	20.39	400,428
Mid Cap Index	10,846	19.63	212,900
Partner International Stock	77,821	22.03	1,714,227
Partner All Cap	8,801	21.33	187,736
Large Cap Growth	90,325	17.05	1,539,783
Large Cap Growth II	11,066	15.85	175,399
Partner Growth Stock	22,481	17.52	393,783
Large Cap Value	64,348	18.01	1,158,728

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Large Cap Stock	81,524	15.43	1,257,810
Large Cap Index	24,187	16.77	405,733
Real Estate Securities	29,112	20.91	608,842
Balanced	40,414	14.52	586,886
High Yield	44,464	16.43	730,756
Diversified Income Plus	30,707	16.08	493,666
Income	62,658	12.22	765,942
Bond Index	39,595	11.49	455,059
Limited Maturity Bond	61,298	11.16	684,298
Mortgage Securities	21,324	11.19	238,615
Money Market	556,706	1.08	602,967

			20,734,196
MADB & PADB — 1.40% Expense Ratio
Aggressive Allocation	356,562	13.71	4,889,128
Moderately Aggressive Allocation	1,695,727	13.17	22,324,965
Moderate Allocation	1,890,770	12.61	23,847,109
Moderately Conservative Allocation	452,683	11.96	5,415,921
Technology	64,613	17.68	1,142,565
Partner Small Cap Growth	63,371	19.55	1,238,945
Partner Small Cap Value	108,154	20.44	2,210,789
Small Cap Stock	199,513	20.83	4,155,149
Small Cap Index	166,963	19.53	3,260,541
Mid Cap Growth	200,515	20.37	4,084,555
Mid Cap Growth II	32,671	21.36	697,780
Partner Mid Cap Value	15,274	13.27	202,745
Mid Cap Stock	221,019	20.29	4,483,447
Mid Cap Index	160,440	19.53	3,133,242
Partner International Stock	563,231	21.91	12,342,746
Partner All Cap	104,301	21.22	2,213,501
Large Cap Growth	579,633	16.96	9,830,170
Large Cap Growth II	47,857	15.77	754,649
Partner Growth Stock	111,765	17.43	1,947,575
Large Cap Value	445,654	17.92	7,987,516
Large Cap Stock	802,536	15.35	12,318,209
Large Cap Index	415,974	16.69	6,941,892
Real Estate Securities	198,181	20.82	4,125,413
Balanced	382,739	14.45	5,529,447
High Yield	199,940	16.35	3,269,032
Diversified Income Plus	167,865	15.99	2,684,814
Income	405,258	12.16	4,928,425
Bond Index	435,888	11.43	4,983,763
Limited Maturity Bond	582,583	11.11	6,470,058
Mortgage Securities	164,534	11.14	1,832,550
Money Market	2,741,516	1.08	2,955,545

			172,202,186

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
MADB & EADB — 1.35% Expense Ratio
Aggressive Allocation	74,611	13.73	1,024,426
Moderately Aggressive Allocation	473,786	13.18	6,245,932
Moderate Allocation	644,774	12.63	8,143,008
Moderately Conservative Allocation	113,156	11.98	1,355,617
Technology	37,708	17.73	668,515
Partner Small Cap Growth	24,041	19.60	471,227
Partner Small Cap Value	51,970	20.49	1,064,813
Small Cap Stock	74,091	20.88	1,547,046
Small Cap Index	45,898	19.58	898,640
Mid Cap Growth	155,532	20.42	3,176,427
Mid Cap Growth II	22,634	21.41	484,666
Partner Mid Cap Value	7,942	13.29	105,559
Mid Cap Stock	91,991	20.34	1,870,893
Mid Cap Index	46,036	19.58	901,362
Partner International Stock	238,574	21.97	5,241,701
Partner All Cap	40,074	21.28	852,654
Large Cap Growth	262,331	17.00	4,460,475
Large Cap Growth II	15,737	15.81	248,795
Partner Growth Stock	57,223	17.47	999,727
Large Cap Value	199,307	17.97	3,580,581
Large Cap Stock	316,775	15.39	4,874,781
Large Cap Index	153,351	16.73	2,565,790
Real Estate Securities	78,712	20.87	1,642,344
Balanced	150,502	14.48	2,179,934
High Yield	100,603	16.39	1,649,122
Diversified Income Plus	70,515	16.04	1,130,723
Income	162,311	12.19	1,979,008
Bond Index	203,310	11.46	2,330,581
Limited Maturity Bond	193,988	11.13	2,159,975
Mortgage Securities	64,828	11.16	723,739
Money Market	1,319,931	1.08	1,426,298

			66,004,359
PADB & EADB — 1.50% Expense Ratio
Aggressive Allocation	5,243	13.68	71,705
Moderately Aggressive Allocation	24,254	13.13	318,468
Moderate Allocation	116,012	12.58	1,459,284
Moderately Conservative Allocation	32,694	11.93	390,112
Technology	1,282	17.59	22,555
Partner Small Cap Growth	2,615	19.45	50,858
Partner Small Cap Value	4,291	20.35	87,299
Small Cap Stock	11,019	20.72	228,302
Small Cap Index	5,105	19.43	99,187
Mid Cap Growth	6,848	20.27	138,768
Mid Cap Growth II	2,182	21.25	46,355

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Partner Mid Cap Value	794	13.24	10,510
Mid Cap Stock	9,906	20.18	199,920
Mid Cap Index	4,627	19.43	89,901
Partner International Stock	19,551	21.80	426,235
Partner All Cap	7,316	21.11	154,452
Large Cap Growth	24,336	16.87	410,599
Large Cap Growth II	1,028	15.69	16,130
Partner Growth Stock	5,615	17.34	97,346
Large Cap Value	17,744	17.84	316,543
Large Cap Stock	35,777	15.27	546,320
Large Cap Index	19,054	16.60	316,333
Real Estate Securities	8,442	20.72	174,904
Balanced	9,839	14.37	141,412
High Yield	11,726	16.27	190,724
Diversified Income Plus	4,175	15.91	66,432
Income	12,766	12.10	154,453
Bond Index	40,064	11.37	455,717
Limited Maturity Bond	24,962	11.05	275,799
Mortgage Securities	9,110	11.09	100,993
Money Market	184,357	1.07	197,821

			7,255,437
MADB, PADB & EADB — 1.55% Expense Ratio
Aggressive Allocation	896,933	13.66	12,249,375
Moderately Aggressive Allocation	2,490,589	13.11	32,658,448
Moderate Allocation	2,606,537	12.56	32,743,076
Moderately Conservative Allocation	624,630	11.92	7,443,192
Technology	170,876	17.55	2,998,291
Partner Small Cap Growth	120,771	19.40	2,342,850
Partner Small Cap Value	204,656	20.30	4,154,175
Small Cap Stock	478,394	20.67	9,886,305
Small Cap Index	286,049	19.38	5,542,966
Mid Cap Growth	381,881	20.21	7,719,027
Mid Cap Growth II	84,863	21.19	1,798,480
Partner Mid Cap Value	40,307	13.22	532,878
Mid Cap Stock	493,399	20.13	9,931,451
Mid Cap Index	350,833	19.38	6,798,501
Partner International Stock	902,332	21.74	19,621,580
Partner All Cap	231,549	21.06	4,876,033
Large Cap Growth	927,461	16.83	15,607,506
Large Cap Growth II	91,852	15.65	1,437,202
Partner Growth Stock	252,776	17.29	4,370,766
Large Cap Value	697,467	17.80	12,413,233
Large Cap Stock	1,822,873	15.23	27,763,367
Large Cap Index	690,071	16.56	11,427,145
Real Estate Securities	367,686	20.67	7,600,461

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Balanced	713,666	14.34	10,230,725
High Yield	356,941	16.22	5,790,923
Diversified Income Plus	327,530	15.87	5,198,006
Income	724,957	12.07	8,748,242
Bond Index	794,819	11.35	9,017,429
Limited Maturity Bond	957,837	11.02	10,555,325
Mortgage Securities	211,756	11.06	2,342,024
Money Market	5,237,171	1.07	5,606,386

			299,405,368
Basic Death Benefits & RPA — 1.65% Expense Ratio
Moderately Aggressive Allocation	179,744	13.08	2,350,640
Moderate Allocation	606,529	12.53	7,598,820
Moderately Conservative Allocation	240,461	11.88	2,857,719

			12,807,179
MADB & RPA — 1.75% Expense Ratio
Moderately Aggressive Allocation	409,118	13.04	5,336,044
Moderate Allocation	898,467	12.49	11,226,275
Moderately Conservative Allocation	233,725	11.85	2,770,253

			19,332,572
Flexible Premium Deferred Variable Annuity — 2005
Years 1-7 Basic Death Benefit only — 1.25% Expense Ratio
Aggressive Allocation	4,567,256	13.77	62,877,100
Moderately Aggressive Allocation	17,215,716	13.22	227,563,068
Moderate Allocation	19,910,645	12.66	252,129,890
Moderately Conservative Allocation	8,508,388	12.01	102,203,854
Technology	162,099	13.12	2,126,127
Partner Small Cap Growth	200,144	14.12	2,825,591
Partner Small Cap Value	324,351	13.34	4,327,005
Small Cap Stock	467,786	13.53	6,330,238
Small Cap Index	378,025	12.83	4,848,309
Mid Cap Growth	346,351	15.09	5,227,761
Mid Cap Growth II	29,498	15.06	444,299
Partner Mid Cap Value	145,269	13.33	1,935,973
Mid Cap Stock	679,132	14.03	9,531,139
Mid Cap Index	320,599	13.42	4,303,901
Partner International Stock	1,804,108	15.30	27,604,269
Partner All Cap	393,430	16.27	6,402,617
Large Cap Growth	1,279,445	13.82	17,681,691
Large Cap Growth II	62,196	13.80	858,199
Partner Growth Stock	362,353	13.60	4,927,835
Large Cap Value	1,279,907	13.13	16,803,427
Large Cap Stock	758,817	12.79	9,703,272
Large Cap Index	855,977	12.80	10,956,016
Real Estate Securities	488,422	12.52	6,115,508

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Balanced	309,541	12.08	3,738,838
High Yield	600,914	11.61	6,979,552
Diversified Income Plus	835,746	11.57	9,668,639
Income	1,104,193	10.77	11,896,756
Bond Index	663,899	10.78	7,157,398
Limited Maturity Bond	984,832	10.69	10,529,051
Mortgage Securities	189,188	10.78	2,039,713
Money Market	22,128,415	1.09	24,101,320

			863,838,356
Years 1-7 MADB — 1.45% Expense Ratio
Aggressive Allocation	7,641,715	13.69	104,641,967
Moderately Aggressive Allocation	27,450,965	13.15	360,920,772
Moderate Allocation	28,625,902	12.60	360,558,684
Moderately Conservative Allocation	8,134,152	11.95	97,187,404
Technology	198,881	13.05	2,594,655
Partner Small Cap Growth	163,007	14.04	2,289,028
Partner Small Cap Value	414,026	13.27	5,493,873
Small Cap Stock	764,201	13.46	10,286,262
Small Cap Index	418,945	12.76	5,344,458
Mid Cap Growth	405,819	15.01	6,092,700
Mid Cap Growth II	33,284	14.98	498,658
Partner Mid Cap Value	273,868	13.26	3,630,317
Mid Cap Stock	936,774	13.96	13,076,855
Mid Cap Index	391,449	13.35	5,227,011
Partner International Stock	2,252,368	15.22	34,279,261
Partner All Cap	401,391	16.19	6,497,343
Large Cap Growth	1,581,547	13.75	21,740,124
Large Cap Growth II	57,447	13.72	788,451
Partner Growth Stock	392,170	13.53	5,304,885
Large Cap Value	1,652,773	13.06	21,582,957
Large Cap Stock	1,200,173	12.72	15,265,197
Large Cap Index	901,730	12.73	11,480,079
Real Estate Securities	789,781	12.45	9,836,072
Balanced	409,796	12.01	4,923,378
High Yield	824,762	11.55	9,528,438
Diversified Income Plus	880,330	11.51	10,130,115
Income	1,312,728	10.72	14,068,113
Bond Index	779,282	10.72	8,356,517
Limited Maturity Bond	1,292,227	10.63	13,741,798
Mortgage Securities	198,888	10.72	2,132,865
Money Market	27,502,366	1.08	29,794,834

			1,197,293,071
Years 1-7 PADB — 1.65% Expense Ratio
Aggressive Allocation	63,034	13.62	858,553
Moderately Aggressive Allocation	296,824	13.08	3,881,780

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Moderate Allocation	371,803	12.53	4,658,088
Moderately Conservative Allocation	150,445	11.88	1,787,941
Technology	1,573	12.98	20,409
Partner Small Cap Growth	3,395	13.97	47,426
Partner Small Cap Value	3,683	13.20	48,607
Small Cap Stock	9,611	13.39	128,679
Small Cap Index	6,998	12.69	88,796
Mid Cap Growth	721	14.93	10,770
Mid Cap Growth II	—	14.90	—
Partner Mid Cap Value	2,904	13.19	38,292
Mid Cap Stock	10,633	13.89	147,643
Mid Cap Index	10,867	13.28	144,332
Partner International Stock	32,830	15.14	496,986
Partner All Cap	7,577	16.10	122,003
Large Cap Growth	21,443	13.67	293,191
Large Cap Growth II	367	13.65	5,004
Partner Growth Stock	2,096	13.45	28,199
Large Cap Value	18,581	12.99	241,348
Large Cap Stock	22,410	12.65	283,514
Large Cap Index	20,260	12.66	256,564
Real Estate Securities	9,998	12.39	123,852
Balanced	21,030	11.95	251,307
High Yield	11,127	11.49	127,868
Diversified Income Plus	14,981	11.45	171,466
Income	26,699	10.66	284,601
Bond Index	12,745	10.67	135,935
Limited Maturity Bond	30,604	10.58	323,715
Mortgage Securities	3,573	10.67	38,115
Money Market	344,000	1.08	370,687

			15,415,671
Years 1-7 EADB — 1.50% Expense Ratio
Aggressive Allocation	33,899	13.68	463,581
Moderately Aggressive Allocation	137,248	13.13	1,802,108
Moderate Allocation	238,667	12.58	3,002,129
Moderately Conservative Allocation	90,052	11.93	1,074,512
Technology	5,786	13.03	75,381
Partner Small Cap Growth	5,589	14.02	78,373
Partner Small Cap Value	4,596	13.25	60,901
Small Cap Stock	7,772	13.44	104,472
Small Cap Index	829	12.74	10,563
Mid Cap Growth	18,233	14.99	273,367
Mid Cap Growth II	6,087	14.96	91,066
Partner Mid Cap Value	621	13.24	8,224
Mid Cap Stock	11,367	13.94	158,463
Mid Cap Index	1,163	13.34	15,513

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Partner International Stock	19,800	15.20	300,935
Partner All Cap	18,734	16.17	302,841
Large Cap Growth	10,211	13.73	140,174
Large Cap Growth II	893	13.71	12,242
Partner Growth Stock	4,468	13.51	60,361
Large Cap Value	12,390	13.04	161,579
Large Cap Stock	16,350	12.70	207,686
Large Cap Index	6,447	12.71	81,973
Real Estate Securities	7,779	12.44	96,752
Balanced	5,421	12.00	65,047
High Yield	6,453	11.54	74,456
Diversified Income Plus	10,367	11.49	119,135
Income	23,841	10.70	255,157
Bond Index	12,396	10.71	132,754
Limited Maturity Bond	4,517	10.62	47,968
Mortgage Securities	488	10.71	5,221
Money Market	84,670	1.08	91,608

			9,374,542
Years 1-7 MADB & PADB — 1.75% Expense Ratio
Aggressive Allocation	284,750	13.58	3,868,084
Moderately Aggressive Allocation	1,050,678	13.04	13,703,794
Moderate Allocation	1,738,343	12.49	21,720,464
Moderately Conservative Allocation	416,327	11.85	4,934,566
Technology	13,713	12.94	177,478
Partner Small Cap Growth	7,619	13.93	106,139
Partner Small Cap Value	53,205	13.16	700,361
Small Cap Stock	62,385	13.35	833,002
Small Cap Index	15,752	12.66	199,338
Mid Cap Growth	19,298	14.89	287,413
Mid Cap Growth II	673	14.86	10,004
Partner Mid Cap Value	13,643	13.15	179,406
Mid Cap Stock	100,524	13.85	1,392,057
Mid Cap Index	23,532	13.25	311,715
Partner International Stock	135,797	15.10	2,050,214
Partner All Cap	53,654	16.06	861,566
Large Cap Growth	83,032	13.64	1,132,243
Large Cap Growth II	3,223	13.62	43,878
Partner Growth Stock	7,353	13.42	98,664
Large Cap Value	94,979	12.95	1,230,394
Large Cap Stock	59,059	12.62	745,177
Large Cap Index	43,992	12.63	555,594
Real Estate Securities	74,248	12.35	917,315
Balanced	22,485	11.92	267,976
High Yield	42,267	11.46	484,411
Diversified Income Plus	32,102	11.42	366,450

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Income	59,305	10.63	630,481
Bond Index	60,157	10.64	639,927
Limited Maturity Bond	42,994	10.55	453,553
Mortgage Securities	13,688	10.64	145,616
Money Market	1,008,917	1.07	1,084,315

			60,131,595
Years 1-7 MADB & EADB — 1.60% Expense Ratio
Aggressive Allocation	141,734	13.64	1,933,071
Moderately Aggressive Allocation	561,481	13.10	7,352,726
Moderate Allocation	696,112	12.55	8,732,817
Moderately Conservative Allocation	136,524	11.90	1,624,665
Technology	6,027	12.99	78,313
Partner Small Cap Growth	8,481	13.99	118,618
Partner Small Cap Value	20,548	13.22	271,570
Small Cap Stock	32,497	13.41	435,667
Small Cap Index	5,355	12.71	68,035
Mid Cap Growth	44,726	14.95	668,803
Mid Cap Growth II	9,742	14.92	145,371
Partner Mid Cap Value	5,393	13.20	71,199
Mid Cap Stock	34,581	13.90	480,796
Mid Cap Index	7,401	13.30	98,430
Partner International Stock	83,723	15.16	1,269,102
Partner All Cap	17,455	16.12	281,422
Large Cap Growth	63,609	13.69	870,873
Large Cap Growth II	1,424	13.67	19,466
Partner Growth Stock	19,923	13.47	268,416
Large Cap Value	53,208	13.01	692,037
Large Cap Stock	58,397	12.67	739,783
Large Cap Index	13,656	12.68	173,159
Real Estate Securities	20,369	12.40	252,661
Balanced	15,173	11.97	181,559
High Yield	28,627	11.51	329,403
Diversified Income Plus	11,034	11.46	126,459
Income	67,332	10.67	718,686
Bond Index	26,164	10.68	279,444
Limited Maturity Bond	29,389	10.59	311,277
Mortgage Securities	8,574	10.68	91,582
Money Market	886,921	1.08	957,034

			29,642,444
Years 1-7 PADB & EADB — 1.80% Expense Ratio
Aggressive Allocation	1,093	13.57	14,828
Moderately Aggressive Allocation	22,854	13.03	297,685
Moderate Allocation	22,434	12.48	279,931
Moderately Conservative Allocation	6,887	11.84	81,519
Technology	—	12.92	—

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Partner Small Cap Growth	314	13.91	4,367
Partner Small Cap Value	479	13.15	6,292
Small Cap Stock	205	13.33	2,728
Small Cap Index	2,543	12.64	32,136
Mid Cap Growth	404	14.87	6,008
Mid Cap Growth II	—	14.84	—
Partner Mid Cap Value	—	13.13	—
Mid Cap Stock	349	13.83	4,825
Mid Cap Index	2,085	13.23	27,581
Partner International Stock	2,854	15.08	43,029
Partner All Cap	—	16.04	—
Large Cap Growth	1,034	13.62	14,083
Large Cap Growth II	—	13.60	—
Partner Growth Stock	345	13.40	4,627
Large Cap Value	1,636	12.94	21,159
Large Cap Stock	1,341	12.60	16,893
Large Cap Index	1,718	12.61	21,666
Real Estate Securities	2,410	12.34	29,739
Balanced	—	11.90	—
High Yield	2,167	11.45	24,802
Diversified Income Plus	2,321	11.40	26,458
Income	699	10.62	7,422
Bond Index	1,176	10.62	12,491
Limited Maturity Bond	579	10.54	6,105
Mortgage Securities	1,063	10.62	11,294
Money Market	5,483	1.07	5,886

			1,003,554
Years 1-7 MADB, PADB & EADB — 1.90% Expense Ratio
Aggressive Allocation	701,881	13.53	9,496,372
Moderately Aggressive Allocation	1,643,045	12.99	21,344,364
Moderate Allocation	1,920,615	12.45	23,902,122
Moderately Conservative Allocation	528,337	11.81	6,237,176
Technology	10,100	12.89	130,198
Partner Small Cap Growth	7,387	13.87	102,495
Partner Small Cap Value	25,610	13.11	335,762
Small Cap Stock	54,591	13.30	726,021
Small Cap Index	23,190	12.60	292,298
Mid Cap Growth	45,287	14.83	671,783
Mid Cap Growth II	6,483	14.80	95,972
Partner Mid Cap Value	37,692	13.10	493,659
Mid Cap Stock	68,558	13.79	945,591
Mid Cap Index	43,382	13.19	572,362
Partner International Stock	148,500	15.04	2,233,052
Partner All Cap	49,091	15.99	785,147
Large Cap Growth	82,378	13.58	1,118,842

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Large Cap Growth II	8,052	13.56	109,189
Partner Growth Stock	37,619	13.37	502,786
Large Cap Value	107,194	12.90	1,383,076
Large Cap Stock	96,258	12.57	1,209,687
Large Cap Index	25,185	12.58	316,797
Real Estate Securities	75,002	12.31	922,930
Balanced	30,244	11.87	359,021
High Yield	28,965	11.41	330,630
Diversified Income Plus	41,146	11.37	467,821
Income	54,370	10.59	575,707
Bond Index	48,150	10.60	510,163
Limited Maturity Bond	48,781	10.51	512,550
Mortgage Securities	7,469	10.60	79,142
Money Market	1,376,299	1.07	1,473,205

			78,235,920
Years 1-7 Basic Death Benefit & RPA — 2.00% Expense Ratio
Moderately Aggressive Allocation	2,542,202	13.03	33,113,173
Moderate Allocation	5,382,980	12.48	67,170,107
Moderately Conservative Allocation	3,479,407	11.84	41,184,971

			141,468,251
Years 1-7 MADB & RPA — 2.20% Expense Ratio
Moderately Aggressive Allocation	2,696,200	12.96	34,931,774
Moderate Allocation	5,498,230	12.41	68,242,295
Moderately Conservative Allocation	3,035,174	11.77	35,735,075

			138,909,144
Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 1.60% Expense Ratio
Moderately Conservative Allocation	1,432,710	9.98	14,305,494

			14,305,494
Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 1.80% Expense Ratio
Moderate Allocation	4,319,031	9.91	42,795,705

			42,795,705
Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 2.10% Expense Ratio
Moderately Aggressive Allocation	3,373,370	9.79	33,036,319

			33,036,319
Death Claims — 2002
Aggressive Allocation	1,236	12.91	15,963
Moderately Aggressive Allocation	5,528	12.57	69,469
Moderate Allocation	2,122	12.20	25,880
Moderately Conservative Allocation	—	11.70	—
Technology	—	11.86	—
Partner Small Cap Growth	1,738	12.56	21,826

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Partner Small Cap Value	295	12.19	3,597
Small Cap Stock	592	12.36	7,316
Small Cap Index	397	11.58	4,594
Mid Cap Growth	1,488	13.51	20,103
Mid Cap Growth II	—	13.49	—
Partner Mid Cap Value	—	12.29	—
Mid Cap Stock	35	12.47	435
Mid Cap Index	470	12.30	5,777
Partner International Stock	1,934	14.43	27,912
Partner All Cap	—	14.61	—
Large Cap Growth	568	12.78	7,262
Large Cap Growth II	844	12.76	10,764
Partner Growth Stock	1,602	12.78	20,466
Large Cap Value	1,879	12.81	24,073
Large Cap Stock	714	12.28	8,771
Large Cap Index	314	12.41	3,892
Real Estate Securities	177	11.60	2,056
Balanced	5,175	11.87	61,453
High Yield	84	11.29	945
Diversified Income Plus	915	11.26	10,301
Income	2,598	10.81	28,076
Bond Index	3,633	10.85	39,421
Limited Maturity Bond	1,570	10.70	16,807
Mortgage Securities	362	10.84	3,922
Money Market	—	1.09	—

			441,081
Death Claims — 2005
Aggressive Allocation	13,939	12.91	179,955
Moderately Aggressive Allocation	7,939	12.57	99,761
Moderate Allocation	37,821	12.20	461,345
Moderately Conservative Allocation	2,296	11.70	26,869
Technology	—	11.86	—
Partner Small Cap Growth	—	12.56	—
Partner Small Cap Value	—	12.19	—
Small Cap Stock	3,118	12.36	38,543
Small Cap Index	—	11.58	—
Mid Cap Growth	—	13.51	—
Mid Cap Growth II	—	13.49	—
Partner Mid Cap Value	—	12.29	—
Mid Cap Stock	2,028	12.47	25,300
Mid Cap Index	—	12.30	—
Partner International Stock	1,264	14.43	18,236
Partner All Cap	—	14.61	—
Large Cap Growth	3,760	12.78	48,056
Large Cap Growth II	—	12.76	—

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2007	Units	Unit Value	Net Assets
Partner Growth Stock	2,098	12.78	26,809
Large Cap Value	4,404	12.81	56,412
Large Cap Stock	1,103	12.28	13,550
Large Cap Index	—	12.41	—
Real Estate Securities	1,716	11.60	19,913
Balanced	—	11.87	—
High Yield	2,242	11.29	25,312
Diversified Income Plus	—	11.26	—
Income	1,083	10.81	11,703
Bond Index	—	10.85	—
Limited Maturity Bond	5,699	10.70	61,000
Mortgage Securities	—	10.84	—
Money Market	15,007	1.09	16,317

			1,129,081

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

	Part A:	None

	Part B:	Financial Statements of Depositor. (*)

Financial Statements of Thrivent Variable Annuity Account I. (*)

(b)	Exhibits:

	1.	Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I (“Registrant”). (1)

	2.	Not Applicable.

	3.	(a) Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. (1)

(b) Principal Underwriting Agreement By and Between Depositor and Thrivent Investment Management Inc. (5)

	4.	(a) Contract. (2) (4)

(b) Amendatory Agreement (Unisex Endorsement). (1) (4)

(c) Tax Sheltered Annuity Endorsement. (2) (4)

(d) Individual Retirement Annuity Endorsement. (2) (4)

(e) Roth Individual Retirement Annuity Endorsement. (2) (4)

(f) SIMPLE Individual Retirement Annuity Endorsement. (2) (4)

(g) Variable Settlement Agreement. (2)

(h) Amendatory Agreement (Inforce-Return Protection Allocations)(4)

(i) Guaranteed Lifetime Withdrawal Benefit (7)

	5.	(a) Contract Application Form. (1) (4)

(b) Application for Variable Settlement Agreement. (2)

(c) New Account Suitability Form (4)

	6.	Articles of Incorporation and Bylaws of Depositor. (3)

	7.	Not Applicable.

	8.	Participation Agreement between the Depositor and the Fund as of December 15, 2003. (3)

	9.	Opinion of Counsel as to the legality of the securities being registered (including written consent). (*)

1

10.	Consent of Independent Registered Public Accounting Firm-Ernst & Young LLP (*)

11.	Not Applicable.

12.	Not Applicable.

13.	Powers of Attorney for (*)

Dr. Addie J. Butler	Paul W. Middeke	Dr. Kurt M. Senske
James M. Hushagen	Frank H. Moeller	Dr. Albert K. Siu
F. Mark Kuhlmann	Alice M. Richter	Allan R. Spies
Richard C. Lundell	James H. Scott	Adrian M. Tocklin
John P. McDaniel

14.	Description of Offers To Exchange Variable Annuity Contracts. (*)

(1)	Incorporated by reference from the initial registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, Accession No. 0001173488-02-000004, filed May 31, 2002.
(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, Accession No. 0001173488-02-000006, filed October 1, 2002.
(3)	Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, Accession No. 0001193125-04-064690, filed on April 19, 2004.
(4)	Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-05-036247, filed on February 24, 2005.
(5)	Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-06-084366, filed on April 20, 2006.
(6)	Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-07-102289, filed on May 4, 2007.
(7)	Incorporated by reference from Post-Effective Amendment No. 10 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-00-024129, filed on February 8, 2008.

(*) Filed herewith

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor
Bruce J. Nicholson	Chairman of the Board, President & Chief Executive Officer

Dr. Addie J. Butler	Director
5417 Laurens Street
Philadelphia, Pennsylvania 19144

2

James M. Hushagen	Director
Eisenhower & Carlson
1201 Pacific Avenue, Suite 1200
Tacoma, Washington 98402-4395

F. Mark Kuhlmann	Director
SSE Inc.
77 West Port Plaza, Suite 500
St. Louis, Missouri 63146

Richard C. Lundell	Director
7341 Dogwood
Excelsior, Minnesota 55331

John P. McDaniel	Director
MedStar Health
5565 Sterrett Place
Columbia, Maryland 21044

Paul W. Middeke	Director
55 Forest Valley Court
St. Charles, Missouri 63301

Frank H. Moeller	Director
St. David’s Community Health Foundation
811 Barton Springs, Suite 600
Austin, Texas 78704

Alice M. Richter	Director
14810 Blakeney Road
Eden Prairie, MN 55347

James H. Scott	Director
2853 Tansey Lane
Chester Springs, Pennsylvania 19425

Dr. Kurt M. Senske	Director
Lutheran Social Services
8305 Cross Park Drive
Austin, Texas 78754-5154

Dr. Albert K. Siu	Director
Boston Scientific
1 Boston Scientific Place
Mail Stop A6
Natick, Massachusetts 01761-1537

3

Allan R. Spies	Director
747 Detroit Street
Denver, Colorado 80206

Adrian M. Tocklin	Director
4961 Bacopa Lane, Suite 801
St. Petersburg, Florida 33715

Pamela J. Moret	Executive Vice President, Strategic Planning, Marketing and Products

Jon M. Stellmacher	Executive Vice President, Chief Administrative Officer
4321 North Ballard Road
Appleton, WI 54919

James A. Thomsen	Executive Vice President, Field Distribution

David M. Anderson	Senior Vice President, Financial Services Operations
4321 North Ballard Road
Appleton, WI 54919

Randall L. Boushek	Senior Vice President and Chief Financial Officer

Bradford L. Hewitt	Senior Vice President, Fraternal Operations

Timothy J. Lehman	Senior Vice President, Marketing

Jennifer H. Martin	Senior Vice President, Human Resources

Teresa J. Rasmussen	Senior Vice President, General Counsel and Secretary

Nikki L. Sorum	Senior Vice President, Field Distribution

Russell W. Swansen	Senior Vice President - Chief Investment Officer

Marie A. Uhrich	Senior Vice President, Communications

Holly J. Morris	Senior Vice President, Chief Information Officer

Katie S. Kloster	Vice President and Rule 206(4)-7 Chief Compliance Officer

Paul B. Zastrow	Vice President and Treasurer

4

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 2002, pursuant to the laws of the State of Wisconsin. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to the Depositor. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities.

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial for Lutherans	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	General business corporation	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance agency	Minnesota

Thrivent Insurance Agency Inc.	Licensed life and health insurance agency	Minnesota

Thrivent Financial Lifelong Resources Inc.	Engaged in educational-type programs	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

Thrivent Asset Management, LLC (subsidiary of Thrivent Life Insurance Company)	Limited liability company and investment adviser	Delaware

Item 27. Number of Contract Owners

Number of Contracts as of March 31, 2008:

	Non-Qualified	Qualified	Totals
Current Contracts (2005)	13,038	44,990	58,028
Prior Contracts (2002)	12,946	63,899	76,845

5

Item 28. Indemnification

Section 33 of Depositor’s Bylaws; Article VIII of the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Mgt.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Other activity. Thrivent Investment Management is the principal underwriter of the Contracts.

(b)	Management. The directors and officers of Thrivent Investment Management are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Underwriter
David M. Anderson 4321 North Ballard Road Appleton, Wisconsin 54919	Director and Senior Vice President

Randall L. Boushek	Director

Jennifer R. Relien	General Counsel and Secretary

Andrea C. Golis	Chief Compliance Officer

Nikki L. Sorum	Director and Senior Vice President

James A. Thomsen	Director and President

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Christopher J. Kopka	Vice President

Brian W. Picard 4321 North Ballard Road Appleton, WI 54979	Privacy and Anti-Money Laundering Officer

Kurt S. Tureson	Vice President, Chief Financial Officer and Treasurer

Thomas C. Schinke	Vice President

Karl D. Anderson	Vice President

Michael J. Fuehrmeyer 2665 Megan Way Neenah, WI 54956	Vice President

Michael J. Haglin 160 Chapel Road Suite 201 Manchester, CT 06040-1625	Vice President

Katie S. Kloster	Vice President IC and IA Chief Compliance Officer

Knut A. Olson 4321 North Ballard Road Appleton, Wisconsin 54919	Vice President

Timothy P. Schmidt 701 Xenia Avenue South Suite 550 Golden Valley, Minnesota 55416-1078	Vice President

Park G. Jarrett III	Vice President

Erik J. Grinde	Assistant Vice President

David J. Kloster	Assistant Vice President

Jennifer M. Fernjack	Assistant Vice President Compliance Registered Options Principal

Jennifer J. Pope 4321 North Ballard Road Appleton, Wisconsin 54919	Assistant Vice President Senior Registered Options Principal

Cynthia J. Nigbur	Assistant Secretary

(c)	Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.

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Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 333-89488, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and, the Registrant and has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of April 2008.

THRIVENT VARIABLE ANNUITY ACCOUNT I
(Registrant)

By THRIVENT FINANCIAL FOR LUTHERANS
(Depositor)

By	/s/ Bruce J. Nicholson
Bruce J. Nicholson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22 nd day of April 2008.

THRIVENT FINANCIAL FOR LUTHERANS (Depositor)

By	/s/ Bruce J. Nicholson
Bruce J. Nicholson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed on the 22nd day of April 2008 by the following directors and officers of Depositor in the capacities indicated:

/s/ Bruce J. Nicholson Bruce J. Nicholson	President and Chief Executive Officer (Principal Executive Officer)

/s/ Randall L. Boushek Randall L. Boushek	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Paul B. Zastrow Paul B. Zastrow	Vice President and Treasurer (Principal Accounting Officer)

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A Majority of the Board of Directors:*

Dr. Addie J. Butler	Paul W. Middeke	Dr. Albert Siu

James M. Hushagen	Frank H. Moeller	Allan R. Spies

F. Mark Kuhlmann	Alice M. Richter	Adrian M. Tocklin

Richard C. Lundell	James H. Scott

John P. McDaniel	Dr. Kurt M. Senske

*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

/s/ James M. Odland
James M. Odland, Attorney-in-Fact

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INDEX TO EXHIBITS

THRIVENT VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.

Ex 99.(b)9.	Opinion and Consent of Counsel

Ex 99.(b)10.	Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP

Ex 99.(b)13.	Power of Attorney Forms for:

Dr. Addie J. Butler	Paul W. Middeke	Dr. Kurt M. Senske
James M. Hushagen	Frank H. Moeller	Dr. Albert K. Siu
F. Mark Kuhlmann	Alice M. Richter	Allan R. Spies
Richard C. Lundell	James H. Scott	Adrian M. Tocklin
John P. McDaniel

Ex 99.(b)14.	Description of Offers to Exchange Variable Annuity Contracts

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